As filed with the Securities and Exchange Commission on October 31, 2005


                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 186


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 187


                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                                David M. Whitaker
                          Citigroup Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue NW
                             Washington, D.C. 20036

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

 [X]  immediately  upon  filing  pursuant  to Rule 485,  paragraph  (b)(1)
 [ ]  on _______ pursuant to Rule 485, paragraph (b)(1)
 [ ]  60 days after filing pursuant to Rule 485, paragraph (a)(1)
 [ ]  on _______ pursuant to Rule 485, paragraph (a)(1)
 [ ]  75 days after filing pursuant to Rule 485, paragraph (a)(2)
 [ ]  on _______ pursuant to Rule 485, paragraph(a)(2)
 [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Title of series being registered: Auxier Focus Fund and DF Dent Premier Growth Fund.

                                AUXIER FOCUS FUND

                                 INVESTOR SHARES

                                   PROSPECTUS

                                NOVEMBER 1, 2005


INVESTMENT OBJECTIVE:
Long-term capital appreciation


5000 S.W. Meadows Road, Suite 410
Lake Oswego, OR 97035-2224
(877) 3-AUXIER (877) 328-9437

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


                                                                            PAGE

RISK/RETURN SUMMARY .......................................................... 1
        Investment Objective
        Principal Investment Strategies
        Principal Risks of Investing in the Fund
        Who May Want to Invest in the Fund

PERFORMANCE INFORMATION ...................................................... 4

FEE TABLE .................................................................... 6

MANAGEMENT ................................................................... 7
        The Advisor
        Portfolio Managers
        Other Service Providers
        Fund Expenses

ADDITIONAL INFORMATION ABOUT THE FUND ........................................ 8

YOUR ACCOUNT ................................................................. 9
        How to Contact the Fund
        General Information
        Buying Shares
        Selling Shares
        Exchange Privileges
        Tax Sheltered Retirement Plans

OTHER INFORMATION ........................................................... 20
        Distribution
        Taxes
        Organization

FINANCIAL HIGHLIGHTS ........................................................ 23

FOR MORE INFORMATION ................................................ BACK COVER

CONCEPTS TO UNDERSTAND

COMMON STOCK means an equity or ownership interest in a company.

GROWTH COMPANIES are companies that have exhibited an above average increase in earnings over the past few years and that have strong, sustainable earnings prospects and reasonable stock prices.

MARKET CAPITALIZATION means the value of a company's common stock in the stock market.

                               RISK/RETURN SUMMARY


This Prospectus offers Investor Shares of the Auxier Focus Fund (the "Fund"). The Fund offers A Shares and C Shares which are not included in this Prospectus.


INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in a portfolio of common stocks that the Fund's investment advisor, Auxier Asset Management LLC ("Advisor"), believes offer growth opportunities at a reasonable price. The Advisor's assessment of a stock's growth prospects and price is based on several criteria, including:


     .    price to earnings
     .    price to cash flow
     .    rate of earnings growth
     .    consistency in past operating results
     .    quality of management, based on the Advisor's research
     . present and projected industry position, based on the Advisor's research

The Advisor's research includes review of public information (such as annual reports), discussions with management, suppliers and competitors, and attending industry conferences.


The Fund may invest up to 20% of its net assets in foreign securities, including American Depositary Receipts ("ADRs"). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. ADRs are alternatives to the direct purchase of the underlying securities in their national markets and currencies.


Under normal circumstances, the Fund will invest primarily in the common stock of medium to large U.S. companies (those with market capitalizations above $3 billion at the time of investment). As the Fund is non-diversified, its portfolio may at times focus on a limited number of companies that the Advisor believes offer superior prospects for growth. Certain sectors of the market are likely to be overweighted compared to others because the Advisor focuses on sectors that it believes demonstrate the best fundamentals for growth and, in the Advisor's opinion, will be leaders in the U.S. economy. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle.

The Fund intends to remain primarily invested in equity securities. However, the Fund may invest in short- and long-term debt securities, preferred stocks, convertible debt securities and convertible preferred stocks of U.S. companies if the Advisor believes that a company's debt securities offer more potential for long-term total return with less risk than an investment in the company's equity securities. The Fund may invest up to 25% of its net assets in lower-rated securities or comparable unrated securities ("junk bonds") rated at the time of purchase BB/Ba or lower by S&P or Moody's or, unrated, but determined to be of comparable quality by the Advisor. Junk bonds are subject to greater credit and market risk than higher-rated securities.


The Fund also may invest up to 25% of its net assets in fixed income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or by the Canadian government and its governmental agencies. Not all U.S. Government securities are supported by the full faith and credit of the U.S. Government such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank. Although these issuers are chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury.


The Fund may engage in short sales "against-the-box." In a short sale, the seller sells a borrowed security and has a corresponding obligation to the lender to deliver the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. In addition, while borrowing securities for outstanding short sales, the Fund provides the lender collateral which is marked to market in an amount equal to the value of the security borrowed. While a short sale is made by selling a security the seller does not own, a short sale is "against the box" to the extent that the seller contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. The Fund will not make short sales if, as a result, more than 20% of the Fund's net assets would be held as collateral for short sales. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss is unlimited.

The Fund typically sells a security when the Advisor's research indicates that there has been a deterioration in the company's fundamentals, such as changes in the company's competitive position or a lack of management focus. Company fundamentals are the factors reflective of a company's financial condition including balance sheets and income statements, asset history, earnings history, product or service development and management productivity.


The Fund does not intend to purchase or sell securities for short-term trading purposes. However, if the objective of the Fund would be better served, the Fund may engage in active trading of the Fund's portfolio securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

GENERAL RISKS An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's net asset value ("NAV"), yield, and total return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. The Fund is not a complete investment program and there is no assurance that the Fund will achieve its investment objective. You could lose money on your investment in the Fund or the Fund could underperform other investments due to, among other things, poor investment decisions by the Advisor. The principal risks of an investment in the Fund include:


..    MANAGEMENT RISK The Advisor's growth-oriented approach may fail to produce the intended results.
..    COMPANY RISK The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
..    MARKET RISK Overall stock market risks may also affect the value of the
     Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.
..    VOLATILITY RISK Common stocks tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.
..    FOREIGN RISK Investments in foreign securities involve greater risks than investing in domestic securities. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in domestic securities and changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the value of the Fund's foreign assets. Foreign securities may be subject to greater fluctuations in price than domestic securities because foreign markets may be smaller and less liquid than domestic markets. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. Foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems and certain foreign brokerage commissions and custody fees may be higher than those charged in domestic markets.
..    SECTOR RISK If the Fund's portfolio is overweighted in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. For example, the health care sector is subject to government regulation and government approval of products and services, which could have a significant effect on price and availability. As another example, financial services companies are subject to extensive government regulation. Changes or proposed changes in these regulations may adversely impact the industry. The profitability of companies in the financial services industries can be significantly affected by the cost of capital, changes in interest rates and price competition.
..    NON-DIVERSIFICATION RISK As a non-diversified fund, the Fund will be subject to substantially more investment risk and potential for volatility than a diversified fund because its portfolio may, at times, focus on a limited number of companies. These factors can have a negative effect on the value of the Fund's shares.
..    INTEREST RATE RISK Changes in interest rates will affect the value of the
     Fund's investments in fixed income securities. Increases in interest rates may cause the value of the Fund's investments to decline and this decrease in value may not be offset by higher interest income from new investments.
..    CREDIT RISK. The financial condition of an issuer of a debt security may cause it to default or become unable to pay interest or principal due on the security. If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Junk bonds or higher yielding debt securities of lower credit quality have greater credit risk than lower yielding securities with higher credit quality.
..    SMALLER COMPANY RISK. Securities of smaller companies may be more volatile than the securities of larger companies and, as a result, prices of smaller companies may decline more in response to selling pressure.
..    SHORT SALE RISK. Positions in shorted securities are speculative and more risky than long positions in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus transaction costs, whereas there is no maximum attainable price of the shorted security. Wherefore, in theory, securities sold short have unlimited risk.
..    PORTFOLIO TURNOVER RISK The Fund's strategy may result in high portfolio turnover rates which may increase the Fund's brokerage commission costs as well as its short-term capital gains and may negatively impact the Fund's performance.



TEMPORARY DEFENSIVE POSITION

In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.


WHO MAY WANT TO INVEST IN THE FUND

The Fund may be suitable for:
..    Long-term investors seeking a fund with a growth investment strategy
..    Investors who can tolerate the greater risks associated with common stock investments
..    Investors who can tolerate the increased risks and price fluctuations associated with a non-diversified fund


                             PERFORMANCE INFORMATION

The following chart and table illustrate the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund's Investor Shares by showing changes in the Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance.

On December 10, 2004, the Fund acquired the assets and liabilities of Auxier Focus Fund, a series of Unified Series Trust (the "Predecessor Fund") in a tax-free reorganization. The

Predecessor Fund maintained substantially similar investment objectives and investment policies to that of the Fund. Prior to January 3, 2003, the Predecessor Fund was a series of Ameriprime Funds. The Fund is a continuation of the Predecessor Fund and, therefore, the performance of the Fund's Investor Shares for the period prior to December 10, 2004 includes that of the Predecessor Fund and reflects the expenses of the Predecessor Fund. The estimated net expenses of the Fund's Investor Shares are expected to be the same as the net expenses of the Predecessor Fund.


PERFORMANCE INFORMATION (BEFORE AND AFTER TAXES) REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.


                       TOTAL RETURN FOR THE CALENDAR YEAR
                               ENDED DECEMBER 31

                             [GRAPHIC APPEARS HERE]

                                 2000     4.05%
                                 2001    12.67%
                                 2002    -6.79%
                                 2003    26.75%
                                 2004    10.73%



The Fund's total return for the quarter ended September 30, 2005 was 2.15%.

During the period shown, the highest quarterly return was 15.64% (for the quarter ended June 30, 2003); and the lowest quarterly return was -8.30% (for the quarter ended September 30, 2002).



                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2004)



                                                             SINCE INCEPTION
                                      1 YEAR      5 YEARS     (JULY 9, 1999)
--------------------------------------------------------------------------------
Return Before Taxes                   10.73%       8.93%              8.69%
Return After Taxes on Distributions   10.20%       8.34%              8.13%
Return After Taxes on Distributions
and Sale of Fund Shares                7.31%       7.41%              7.23%
S&P 500 INDEX                         10.88%      (2.30)%            (1.17)%



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The S&P 500 Index is a market index of common stock. The S&P 500 Index is unmanaged and reflects reinvestment of dividends. Unlike the performance figures of the Fund, the S&P 500 Index's performance does not reflect the effect of expenses.


                                    FEE TABLE

The following table describes the various fees and expenses that you will pay if you invest in the Fund.



   -----------------------------------------------------------------------------
   SHAREHOLDER FEES
   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    INVESTOR SHARES
   -----------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Purchases                   None
   Maximum Deferred Sales Charge (Load)                               None
   Redemption Fee/(1)/ /(2)/ (as a percentage of amount redeemed)     2.00%
   Exchange Fee/(1)/ /(2)/ (as a percentage of amount redeemed)       2.00%

   -----------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/(3)/           INVESTOR SHARES
   -----------------------------------------------------------------------------
   Management Fees                                                 1.35%/(4)/
   Distribution (12b-1) Fees                                       None
   Other Expenses                                                  0.00%
   -----------------------------------------------------------------------------
   TOTAL ANNUAL FUND OPERATING EXPENSES                            1.35%
   -----------------------------------------------------------------------------


/(1)/ The Fund is intended for long-term investors. To discourage short-term trading and market timing, which can increase the Fund's costs, the Fund charges a 2.00% redemption fee on shares purchased after October 11, 2004 and redeemed within 180 days after they are purchased, subject to limited exceptions. See "Selling Shares - Redemption Fee" and "Exchange Privileges" for additional information.

/(2)/ A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

/(3)/ Based on amounts incurred for the Fund's fiscal year ended June 30, 2005 stated as a percentage of average daily net assets.

/(4)/ The Advisor uses the Management Fees to pay all expenses of the Fund except taxes, extraordinary expenses, independent trustee fees and expenses, brokerage fees and commissions, borrowing costs (including interest and dividend expenses on short sales) and Rule 12b-1 expenses.

EXAMPLE:


The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that the Fund's Total Annual Fund Operating Expenses remain as stated in the table above and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:



--------------------------------------------------------------------------------
        1 YEAR              3 YEARS             5 YEARS          10 YEARS
--------------------------------------------------------------------------------
         $ 137                $ 428               $ 739           $ 1,624



                                   MANAGEMENT

The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").


THE ADVISOR


Auxier Asset Management LLC, 5000 S.W. Meadows Road, Suite 410, Lake Oswego, OR 97035-2224, serves as investment advisor to the Fund. As of September 30, 2005, the Advisor managed approximately $388 million in assets. The Advisor receives an advisory fee of 1.35% of the average daily net assets of the Fund. The Advisor uses the Management Fees to pay all expenses of the Fund except taxes, extraordinary expenses, independent trustee fees and expenses, brokerage fees and commissions, and borrowing costs (including interest and dividend expenses on short sales). For the fiscal year ended June 30, 2005, the Advisor received its entire fee.

A discussion summarizing the basis on which the Board most recently approved the continuation of the Investment Advisory Agreement between the Trust and the Advisor will be included in the Fund's semi-annual report for the six months ended December 31, 2006 and is available in the SAI.

J. Jeffrey Auxier, President and Chief Investment Officer of the Advisor since its inception in 1998, is responsible for the day-to-day management of the Fund. He has been Portfolio Manager of the Fund (including Predecessor Fund) since its inception in 1999. He is a graduate of the University of Oregon, and began his investment career in 1982. Mr. Auxier has extensive money management experience. As a portfolio manager with Smith Barney, Mr. Auxier managed money for high net worth clients on a discretionary basis from 1988 until he founded the Advisor in July 1998. In 1993, Mr. Auxier was designated a Smith Barney Senior Portfolio Management Director, the highest rank in the company's Portfolio Management Program, and was chosen as the top Portfolio Manager from among 50 Portfolio Managers in the Smith Barney Consulting Group. In 1997 and 1998, Money magazine named him as one of their top ten brokers in the country. Mr. Auxier was a Senior Vice President with Smith Barney when he left to found the Advisor.

The Advisor may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for inclusion of the Fund on mutual fund "supermarket" platforms, for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

The Fund's SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of securities in the Fund.


OTHER SERVICE PROVIDERS


Citigroup Fund Services, LLC, ("Citigroup"), provides certain administration, portfolio accounting and transfer agency services to the Fund.

Foreside Fund Services, LLC, the Trusts's principal underwriter (the "Distributor") acts as the Distributor in connection with the offering of Fund shares. The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares. The Distributor is not affiliated with the Advisor or with Citigroup or its affiliated companies.


FUND EXPENSES


The Advisor is obligated to pay the Fund's operating expenses except taxes, extraordinary expenses, independent trustee fees and expenses, brokerage fees and commissions, borrowing costs (including interest an dividend expenses on short sales) and Rule 12b-1 expenses. The Fund's expenses consist of its own expenses as well as Trust expenses that are allocated among the Fund and the other funds of the Trust. The Advisor may waive all or any portion of its fees and/or reimburse certain expenses of the Fund. Any waiver or expense reimbursement increases the Fund's performance for the period during which the waiver or reimbursement was in effect and may not be recouped at a later date.

                      ADDITIONAL INFORMATION ABOUT THE FUND


The investment objective of the Fund may be changed without shareholder approval. From time to time, the Fund may take temporary defensive positions, which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the

Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

HOW TO CONTACT THE FUND

WRITE TO US AT:
Auxier Focus Fund
P.O. Box 446
Portland, Maine 04112

OVERNIGHT ADDRESS:
Auxier Focus Fund
Two Portland Square
Portland, Maine 04101

TELEPHONE US AT:
877-328-9437 (Toll Free)


WIRE INVESTMENTS (OR ACH PAYMENTS) TO US AT:
Citibank, N.A
New York, NY
ABA #021000089

FOR CREDIT TO:
Citigroup Fund Services, LLC
Account #30576692
Auxier Focus Fund
(Your Name)
(Your Account Number)

                                  YOUR ACCOUNT

GENERAL INFORMATION

You may purchase or redeem (sell) the Fund's shares on each weekday that the New York Stock Exchange is open. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

You may purchase or sell (redeem) Fund shares at the NAV next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 10 through 19). For instance, if the transfer agent receives your purchase request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which NAV is calculated may change in case of an emergency.


The Fund's NAV is determined by taking the market value of the Fund's total assets, subtracting the Fund's liabilities and then dividing the result (net assets) by the number of shares outstanding of the Fund. If the Fund invests in securities that trade in foreign securities markets on days other than a Fund business day, the value of the Fund's portfolio may change on days on which shareholders will not be able to purchase or redeem Fund shares.

The Fund values securities for which market quotations are readily available at current market value other than short-term securities which are valued at amortized cost. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund business day. In the absence of sales, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price. Fixed income securities may be valued at prices supplied by the Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or the Advisor believes that the prices or values available are unreliable. Market quotations may not be readily available or may be unreliable if, among other things, (1) the exchange on which the Fund's portfolio security is principally traded closes early; (2) trading in a portfolio security was halted during the day and did not resume prior to the time as of which the Fund calculates its NAV, or (3) the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its NAV.

The Fund's investment in securities of smaller companies is more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies. Similarly, the Fund's investment in foreign securities is more likely to require a fair value determination because, among other things, most foreign securities markets close before the Fund values its securities. The earlier close of those foreign securities markets gives rise to the possibility that significant events may have occurred in the interim.

Fair valuation is based on subjective factors and as a result, the fair value price of a security may differ from the security's market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.


TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.


The Advisor may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for inclusion of the Fund on mutual fund "supermarket" platforms, for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. From time to time and at its own expense, the Advisor may also provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include the provision of travel arrangements and lodging, tickets for entertainment events and merchandise.

ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal Law. The Trust has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Trust management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISCLOSURE OF PORTFOLIO HOLDINGS A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI.


BUYING SHARES


HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Fund's anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check).


        CHECKS For individual, sole proprietorship, joint, Uniform Gifts to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Auxier Focus Fund" or to one or more owners of the account and endorsed to "Auxier Focus Fund." For all other accounts, the check must be made payable on its face to "Auxier Focus Fund." A $20 charge may be imposed on any returned checks.


        ACH Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.


        WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:


--------------------------------------------------------------------------------
                                           MINIMUM INITIAL   MINIMUM ADDITIONAL
                                              INVESTMENT          INVESTMENT
--------------------------------------------------------------------------------
Standard Accounts                                 $ 10,000                $ 100
Tax Sheltered Retirement Plans                    $  3,000                $ 100
Systematic Investment Plans
    -   Standard Accounts                         $ 10,000                $ 100
    -   Tax Sheltered Retirement Plan             $  2,000                $ 100


ACCOUNT REQUIREMENTS

--------------------------------------------------------------------------------------------------------
                TYPE OF ACCOUNT                                         REQUIREMENT
--------------------------------------------------------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT         .    Instructions must be signed by all persons
ACCOUNTS                                               required to sign exactly as their names
Individual and sole proprietorship accounts            appear on the account
are owned by one person.  Joint accounts have
two or more owners (tenants)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)        .    Depending on state laws, you can set up a
These custodial accounts provide a way to              custodial account under UGMA or UTMA
give money to a child and obtain tax benefits     .    The custodian must sign instructions in a
CORPORATIONS/OTHER                                     manner indicating custodial capacity
                                                  .    Submit a certified copy of its articles of
                                                       incorporation (a government-issued business
                                                       license or other document that reflects the
                                                       existence of the entity) and corporate resolution
                                                       or secretary's certificate
TRUSTS                                            .    The trust must be established before an
                                                       account can be opened
                                                  .    Provide the first and signature pages from the
                                                       trust documents identifying the trustees

ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you.

If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.


When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the net asset value next calculated after the Fund decides to close your account, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes.


The Fund may reject your application under its Anti-Money Laundering Compliance Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.


LIMITATIONS ON FREQUENT PURCHASES The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the Fund's policy to discourage short-term trading. Frequent trading in the Fund such as trades seeking short-term profits from market momentum and other timing strategies may interfere with the management of the Fund's portfolio and result in increased administrative and brokerage costs and a potential dilution in the value of Fund shares. As money is moved in and out, the Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.

Focus is placed on identifying redemption transactions which may be harmful to the Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchases within a pre-determined period of time. If short-term trading trends are detected, an appropriate course of action is taken. The Fund reserves the right to cancel (within one business day), restrict or reject without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund's portfolio, and purchase orders not accompanied by payment.

Because the Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemptions. As a consequence, the Fund's ability to monitor and discourage abusive trading practices in such accounts may be limited.


In addition, the sale of the Fund's Investor Shares is subject to a redemption fee of 2.00% of the current NAV of shares redeemed for any sale of shares made within 180 days from the date of purchase. See "Selling Shares - Redemption Fee" for additional information.


The investment in foreign securities may make the Fund more susceptible to the risk of market timing activities because of price differentials that may be reflected in the net asset value of the Fund's shares. The Fund generally prices its foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund's calculation of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. Although the Fund may fair value foreign securities in such instances and notwithstanding other measures the Fund may take to discourage frequent purchases and redemptions, investors may engage in frequent short-term trading to take advantage of any arbitrage opportunities in the pricing of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing.

The investment in securities of smaller companies may make the Fund more susceptible to market timing as shareholders may try to capitalize on the market volatilities of such securities and the effect of the volatilities on the value of Fund shares.

The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations.

INVESTMENT PROCEDURES


-----------------------------------------------------------------------------------------------------------------------
                    HOW TO OPEN AN ACCOUNT                                    HOW TO ADD TO YOUR ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
BY CHECK                                                      BY CHECK
   .    Call or write us for an account application              .    Fill out an investment slip from a
   .    Complete the application (and other required                  confirmation or write us a letter
        documents, if applicable)                                .    Write your account number on your check
   .    Mail us your application (and other required             .    Mail us the slip (or your letter) and the check
        documents, if applicable) and a check
BY WIRE                                                       BY WIRE
..    Call or write us for an account application              .    Call to notify us of your incoming wire
..    Complete the application (and other required             .    Instruct your financial institution to wire
     documents, if applicable)                                     your money to us
..    Call us to fax the completed application (and
     other required documents, if applicable) and we will
     assign you an account number
..    Mail us your original application (and other
     required documents, if applicable)
..    Instruct your financial institution to wire your
        money to us
BY ACH PAYMENT                                                BY SYSTEMATIC INVESTMENT
..    Call or write us for an account application              .    Complete the systematic investment section of
..    Complete the application (and other required                  the application
     documents, if applicable)                                .    Attach a voided check to your application
..    Call us to fax the completed application (and            .    Mail us the completed application and voided
     other required documents, if applicable) and we will          check
     assign you an account number                             .    We will electronically debit your purchase
..    Mail us your original application (and other                  proceeds from your selected financial institution
     required documents, if applicable)                            account
..    We will electronically debit your purchase
     proceeds from your selected financial institution
     account


SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100.

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment for the shares you are selling, it may delay processing redemption requests until such payment is received, which may be up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
..    Prepare a written request including:
     .    Your name(s) and signature(s)
     .    Your account number
     .    The Fund name
     .    The dollar amount or number of shares you want to sell
     .    How and where to send the redemption proceeds
..    Obtain a signature guarantee (if required) (See "Signature Guarantee
     Requirements" on next page)
..    Obtain other documentation (if required)
..    Mail us your request and documentation

BY WIRE
..    Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application (See "Wire Redemption Privileges" on next page)
..    Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
..    Mail us your request (See "By Mail")

BY TELEPHONE
..    Call us with your request (unless you declined telephone redemption privileges on your account application)
..    Provide the following information:
     .    Your account number
     .    Exact name(s) in which the account is registered
     .    Additional form of identification
..    Redemption proceeds will be:
     .    Mailed to you OR
     . Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

SYSTEMATICALLY
..    Complete the systematic withdrawal section of the application
..    Attach a voided check to your application
..    Mail us your completed application
..    Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     .    Written requests to redeem $100,000 or more
     .    Changes to a shareholder's record name
     . Redemptions from an account for which the address or account registration has changed within the last 30 days
     . Sending redemption and distribution proceeds to any person, address or financial institution account not on record
     . Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
     . Adding or changing ACH or wire instructions, telephone redemption or exchange option or any other election in connection with your account

The transfer agent reserves the right to require a signature guarantee(s) on all redemptions.


REDEMPTION FEE The sale of the Fund's Investor Shares is subject to a redemption fee of 2.00% of the current NAV of shares redeemed for any sale of shares made within 180 days from the date of purchase. The fee is charged for the benefit of the Fund's remaining shareholders and will be paid to the Fund to help offset transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the redemption fee at any time.


There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:

     . Redemptions in a deceased shareholder account if such an account is registered in the deceased's name
     . Redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration)
     .    Redemptions of shares purchased through a dividend reinvestment program
     .    Redemptions pursuant to a systematic withdrawal plan
     . Redemptions in a qualified retirement plan under section 401(a) of the Internal Revenue Code ("IRC") or a plan operating consistent with
          Section 403(b) of the IRC.

SMALL ACCOUNTS If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).


LOST ACCOUNTS The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on two or more occasions, unless the transfer agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent may be reinvested at the then-current NAV and the checks will be canceled.


EXCHANGE PRIVILEGES

You may exchange your shares of the Fund for shares of other funds in the Trust by telephone or in writing. For a list of funds available for exchange, you may call the transfer agent. If you exchange into a fund that has a sales charge, you will have to pay that fund's sales charge at the time of the exchange. Because exchanges are a sale and purchase of shares, they may have tax consequences.


In addition, if you exchange Investor Shares within 180 days of purchase, you will be charged a redemption fee of 2.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares - Redemption Fee" above for additional information. To calculate redemption fees, the Fund uses the FIFO method to determine the holding period. Under this method, the date of the exchange is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the exchange fee at any time.


REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

                                 HOW TO EXCHANGE

BY MAIL
..    Prepare a written request including:
     .    Your name(s) and signature(s)
     .    Your account number
     .    The names of each fund you are exchanging
     .    The dollar amount or number of shares you want to sell (and exchange)
..    Open a new account and complete an account application if you are requesting different shareholder privileges
..    Obtain a signature guarantee, if required
..    Mail us your request and documentation

BY TELEPHONE
..    Call us with your request (unless you declined telephone redemption privileges on your account application)
..    Provide the following information:
     .    Your account number
     .    Exact name(s) in which account is registered
     .    Additional form of identification

TAX SHELTERED RETIREMENT PLANS

Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund about the IRA custodial fees. Please consult with an attorney or tax advisor regarding these plans.

                                OTHER INFORMATION

DISTRIBUTIONS

The Fund declares distributions from net investment income and pays those distributions annually. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund operates in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on the Fund's distributions, regardless of whether you reinvest them or receive them in cash. The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain are taxable to you as long-term capital gain, regardless of how long you have held your shares. Generally, the Fund's distributions will consist primarily of long-term capital gain. Distributions may also be subject to state and local taxes.


A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to non-corporate U.S. shareholders at a maximum Federal income tax rate of 15% (5% for non-corporate U.S. shareholders in lower tax brackets) through 2008. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that the holding period and other requirements are met by the Fund and the shareholder.

All distributions reduce the NAV of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.


The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange.


The Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability.


The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware statutory trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

                              FINANCIAL HIGHLIGHTS


The following table is intended to help you better understand the Fund's financial performance for the past 5 years. The financial information for periods before December 10, 2004 is that of the Predecessor Fund. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. Financial information for the year ended June 30, 2005 has been audited by Deloitte & Touche LLP ("Deloitte"). The Fund's financial information for the other fiscal years was audited by other independent registered public firms. The Fund's financial statements and the report of Deloitte are included in the Fund's annual report dated June 30, 2005, which is available upon request, without charge.



--------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED JUNE 30,
                                                        2005         2004        2003         2002      2001
--------------------------------------------------------------------------------------------------------------
SELECTED DATA FOR A SINGLE SHARE
BEGINNING NET ASSET VALUE PER SHARE                   $  13.74     $  11.68    $  11.33    $  11.43    $  9.99
                                                      --------     --------    --------    --------    -------
INVESTMENT OPERATIONS
   Net investment income (loss)                           0.15 (a)     0.13 (a)    0.20        0.08       0.17
   Net realized and unrealized gain (loss)
    on investments                                        1.08         2.10        0.42       (0.07)      1.43
                                                      --------     --------    --------    --------    -------

Total from Investment Operations                          1.23         2.23        0.62        0.01       1.60
                                                      --------     --------    --------    --------    -------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                 (0.08)       (0.17)      (0.10)      (0.09)     (0.13)
   Net realized gain on investments                      (0.25)          -        (0.17)      (0.02)     (0.03)
                                                      --------     --------    --------    --------    -------
Total Distributions to Shareholders                      (0.33)       (0.17)      (0.27)      (0.11)     (0.16)
                                                      --------     --------    --------    --------    -------
REDEMPTION FEE (a)                                        -    (b)      -           -           -          -
                                                      ========     ========    ========    ========    =======
ENDING NET ASSET VALUE PER SHARE                      $  14.64     $  13.74    $  11.68    $  11.33    $ 11.43
                                                      ========     ========    ========    ========    =======
TOTAL RETURN                                              9.01%       19.17%       5.72%       0.07%     16.11%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period                           $ 96,395     $ 63,885    $ 25,141    $ 16,638    $ 7,084
   (000's omitted)
Ratios to Average Net Assets
   Net investment income                                  1.09%        0.97%       1.89%       0.73%      1.56%
   Net expenses                                           1.35%        1.35%       1.35%       1.35%      1.35%
   Gross expenses (c)                                     1.35%        1.35%       1.36%       1.37%      1.41%
PORTFOLIO TURNOVER RATE                                     28%          18%         37%         56%        41%



     (a) Calculated based on average shares outstanding during the period.
     (b) Less than $0.01 per share.
     (c) The ratio of gross expenses to average net assets reflects the expense ratio excluding any waivers and/or reimbursements.

                                AUXIER FOCUS FUND

                              FOR MORE INFORMATION

                           ANNUAL/SEMI-ANNUAL REPORTS

       Additional information about the Fund's investments is available in the Fund's annual/semi-annual reports to shareholders. In the
         Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
  The SAI provides more detailed information about the Fund and is incorporated by reference into, and thus is a part of, this Prospectus.

                               CONTACTING THE FUND
  You can get free copies of the Fund's annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                                Auxier Focus Fund
                                  P.O. Box 446
                              Portland, Maine 04112

                           (877) 328-9437 (Toll Free)

          The prospectus, SAI and annual reports are made available on the Fund's website at www.auxierasset.com. The semi-annual reports are not posted because only the Fund's most
               frequently requested literature is made available.

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
    You can also review the Fund's annual/semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov


  Fund information, including copies of the annual/semi-annual reports and the
             SAI, is available on the SEC's website at www.sec.gov.


                    Investment Company Act File No. 811-3023

                                AUXIER FOCUS FUND

                                    A SHARES
                                    C SHARES

                                   PROSPECTUS


                                NOVEMBER 1, 2005


INVESTMENT OBJECTIVE:
Long-term capital appreciation

5000 S.W. Meadows Road, Suite 410
Lake Oswego, OR 97035-2224


(877) 3-AUXIER (877) 328-9437

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


                                                                            PAGE

RISK/RETURN SUMMARY............................................................1
        Investment Objective
        Principal Investment Strategies
        Principal Risks of Investing in the Fund
        Who May Want to Invest in the Fund

PERFORMANCE INFORMATION........................................................4

FEE TABLE......................................................................6

MANAGEMENT.....................................................................7
        The Advisor
        Portfolio Managers
        Other Service Providers
        Fund Expenses

ADDITIONAL INFORMATION ABOUT THE FUND..........................................9

YOUR ACCOUNT...................................................................9
        How to Contact the Fund
        General Information
        Buying Shares
        Selling Shares
        Choosing a Share Class
        Exchange Privileges
        Tax Sheltered Retirement Plans

OTHER INFORMATION.............................................................27
        Distributions
        Taxes
        Organization

FINANCIAL HIGHLIGHTS..........................................................29

FOR MORE INFORMATION..................................................BACK COVER

                               RISK/RETURN SUMMARY

CONCEPTS TO UNDERSTAND

COMMON STOCK means an equity or ownership interest in a company.


GROWTH COMPANIES are companies that have exhibited an above average increase in earnings over the past few years and that have strong, sustainable earnings prospects and reasonable stock prices.

MARKET CAPITALIZATION means the value of a company's common stock in the stock market.


This Prospectus offers A Shares and C Shares of the Auxier Focus Fund (the "Fund"). The Fund offers a third class of shares, Investor Shares, which is not included in this Prospectus.

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a portfolio of common stocks that the Fund's investment advisor, Auxier Asset Management LLC ("Advisor"), believes offer growth opportunities at a reasonable price. The Advisor's assessment of a stock's growth prospects and price is based on several criteria, including:

        .    price to earnings
        .    price to cash flow
        .    rate of earnings growth
        .    consistency in past operating results
        .    quality of management based on the Advisor's research
        .    present and projected industry position, based on the Advisor's research

The Advisor's research includes review of public information (such as annual reports), discussions with management, suppliers and competitors, and attending industry conferences.


The Fund may invest up to 20% of its net assets in foreign securities, including American Depositary Receipts ("ADRs"). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. ADRs are alternatives to the direct purchase of the underlying securities in their national markets and currencies.


Under normal circumstances, the Fund will invest primarily in the common stock of medium to large U.S. companies (those with market capitalizations above $3 billion at the time of investment). As the Fund is non-diversified, its portfolio may at times focus on a limited number of companies that the Advisor believes offer superior prospects for growth. Certain sectors of the market are likely to be overweighted compared to others because the Advisor focuses on sectors that it believes demonstrate the best fundamentals for growth and, in the Advisor's opinion, will be leaders in the U.S. economy. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle.

The Fund intends to remain primarily invested in equity securities. However, the Fund may invest in short- and long-term debt securities, preferred stocks, convertible debt securities and convertible preferred stocks of U.S. companies if the Advisor believes that a company's debt securities offer more potential for long-term total return with less risk than an investment in the company's equity securities. The Fund may invest up to 25% of its net assets in lower-rated securities or comparable unrated securities ("junk bonds") rated at the time of purchase BB/Ba or lower by S&P or Moody's or, unrated, but determined to be of comparable quality by the Advisor. Junk bonds are subject to greater credit and market risk than higher-rated securities.


The Fund also may invest up to 25% of its net assets in fixed income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or by the Canadian Government and its governmental agencies. Not all U.S. Government securities are supported by the full faith and credit of the U.S. Government such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank. Although these issuers are chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury.


The Fund may engage in short sales "against-the-box." In a short sale, the seller sells a borrowed security and has a corresponding obligation to the lender to deliver the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. In addition, while borrowing securities for outstanding short sales, the Fund provides the lender collateral which is marked to market in an amount equal to the value of the security borrowed. While a short sale is made by selling a security the seller does not own, a short sale is "against the box" to the extent that the seller contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. The Fund will not make short sales if, as a result, more than 20% of the Fund's net assets would be held as collateral for short sales. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss is unlimited.

The Fund typically sells a security when the Advisor's research indicates that there has been a deterioration in the company's fundamentals, such as changes in the company's competitive position or a lack of management focus. Company fundamentals are the factors reflective of a company's financial condition including balance sheets and income statements, asset history, earnings history, product or service development and management productivity.


The Fund does not intend to purchase or sell securities for short-term trading purposes. However, if the objective of the Fund would be better served, the Fund may engage in active trading of the Fund's portfolio securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

GENERAL RISKS An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's net asset value ("NAV"), yield, and total return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. The Fund is not a complete investment program and there is no assurance that the Fund will achieve its investment objective. You could lose money on your investment in the Fund or the Fund could underperform other investments due to, among other things, poor investment decisions by the Advisor. The principal risks of an investment in the Fund include:


..    MANAGEMENT RISK The Advisor's growth-oriented approach may fail to produce the intended results.
..    COMPANY RISK The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the
     Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
..    MARKET RISK Overall stock market risks may also affect the value of the
     Fund. Factors such as domestic economic growth, market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.
..    VOLATILITY RISK Common stocks tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.
..    FOREIGN RISK Investments in foreign securities involve greater risks than investing in domestic securities. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in domestic securities and changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the value of the Fund's foreign assets. Foreign securities may be subject to greater fluctuations in price than domestic securities because foreign markets may be smaller and less liquid than domestic markets. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. Foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems and certain foreign brokerage commissions and custody fees may be higher than those charged in domestic markets.
..    SECTOR RISK If the Fund's portfolio is overweighted in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. For example, the health care sector is subject to government regulation and government approval of products and services, which could have a significant effect on price and availability. As another example, financial services companies are subject to extensive government regulation. Changes or proposed changes in these regulations may adversely impact the industry. The profitability of companies in the financial services industries can be significantly affected by the cost of capital, changes in interest rates and price competition.
..    NON-DIVERSIFICATION RISK As a non-diversified fund, the Fund will be subject to substantially more investment risk and potential for volatility than a diversified fund because its portfolio may, at times, focus on a limited number of companies. These factors can have a negative effect on the value of the Fund's shares.
..    INTEREST RATE RISK Changes in interest rates will affect the value of the Fund's investments in fixed income securities. Increases in interest rates may cause the value of the Fund's investments to decline and this decrease in value may not be offset by higher interest income from new investments.
..    CREDIT RISK The financial condition of an issuer of a debt security may cause it to default or become unable to pay interest or principal due on the security. If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Junk bonds or higher yielding debt securities of lower credit quality have greater credit risk than lower yielding securities with higher credit quality.
..    SMALLER COMPANY RISK. Securities of smaller companies may be more volatile than the securities of larger companies and, as a result, prices of smaller companies may decline more in response to selling pressure.
..    SHORT SALE RISK. Positions in shorted securities are speculative and more risky than long positions in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus transaction costs, whereas there is no maximum attainable price of the shorted security. yherefore, in theory, securities sold short have unlimited risk.
..    PORTFOLIO TURNOVER RISK The Fund's strategy may result in high portfolio turnover rates which may increase the Fund's brokerage commission costs as well as its short-term capital gains and may negatively impact the Fund's performance.

TEMPORARY DEFENSIVE POSITION

In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.


WHO MAY WANT TO INVEST IN THE FUND

The Fund may be suitable for:

..    Long-term investors seeking a fund with a growth investment strategy
..    Investors who can tolerate the greater risks associated with common stock investments
..    Investors who can tolerate the increased risks and price fluctuations associated with a non-diversified fund


                             PERFORMANCE INFORMATION

The following chart and table illustrate the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund's Investor Shares by showing changes in the Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance. The Fund's A and C Shares are not included in the chart and table because these classes have not been in operation for a full calendar year. The performance of Investor Shares does not reflect the annual operating expenses for the A and C Shares, which are higher than those of Investor Shares. As a result, A Shares and C Shares would have lower annual returns than those of the Investor Shares because A Shares and C Shares charge distribution fees and sales charges.

On December 10, 2004, the Fund acquired the assets and liabilities of Auxier Focus Fund, a series of Unified Series Trust (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund maintained substantially similar investment objective and similar investment policies to that of the Fund. Prior to January 3, 2003, the Predecessor Fund was a series of Ameriprime Funds. The Fund is a continuation of the Predecessor Fund and, therefore, the performance of the Fund's Investor Shares for the period prior to December 10, 2004 includes that of the Predecessor Fund's and reflects the expenses of the Predecessor Fund. The estimated net expenses of the Fund's Investor Shares are expected to be the same as the net expenses of the Predecessor Fund.

PERFORMANCE INFORMATION (BEFORE AND AFTER TAXES) REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.


                             [GRAPHIC APPEARS HERE]

                                 2000     4.05%
                                 2001    12.67%
                                 2002    -6.79%
                                 2003    26.75%
                                 2004    10.73%



The Fund's  total  return for the quarter  ended  September  30, 2005 was 2.15%.

During the period shown, the highest quarterly return was 15.64% (for the quarter ended June 30, 2003); and the lowest quarterly return was -8.30% (for the quarter ended September 30, 2002).


                          AVERAGE ANNUAL TOTAL RETURNS

                    (for the periods ended December 31, 2004)



-------------------------------------------------------------------------------
                                                             SINCE INCEPTION
                                       1 YEAR   5 YEARS       (JULY 9, 1999)
-------------------------------------------------------------------------------
Return Before Taxes                     10.73%     8.93%            8.69%
Return After Taxes on Distributions     10.20%     8.34%            8.13%
Return After Taxes on Distributions
and Sale of Fund Shares                  7.31%     7.41%            7.23%
S&P 500 INDEX                           10.88%    (2.30)%          (1.17)%
-------------------------------------------------------------------------------



After-tax returns are based on the historical performance of the Fund's Investor Shares. After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on aninvestor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The S&P 500 Index is a market index of common stock. The S&P 500 Index is unmanaged and reflects reinvestment of dividends. Unlike the performance figures of the Fund, the S&P 500 Index's performance does not reflect the effect of expenses.


                                    FEE TABLE

The following table describes the various fees and expenses that you will pay if you invest in A Shares and C Shares of the Fund.



------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         A SHARES         C SHARES
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of the offering price)/(1)/          5.75%/(2)/      None
Maximum Deferred Sales Charge (Load) Imposed on
    Redemptions (as a percentage of the sale price)/(3)/            1.00%/(2)/      1.00%/(2)/
Redemption Fee/(4)/ (as a percentage of amount redeemed)            2.00%           2.00%
Exchange Fee/(4)/ (as a percentage of amount redeemed)              2.00%           2.00%
------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/(5)/                A SHARES        C SHARES
------------------------------------------------------------------------------------------------
Management Fees                                                       1.35%/(6)/      1.35%/(6)/
Distribution (12b-1) Fees/(7)/                                        0.25%           1.00%
Other Expenses                                                        0.00%           0.00%
------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                  1.60%           2.35%
------------------------------------------------------------------------------------------------
Fee Waiver and Expense Reimbursement/(8)/                             (0.25)%         (0.25)%
------------------------------------------------------------------------------------------------
NET EXPENSES                                                          1.35%           2.10%
------------------------------------------------------------------------------------------------



/(1)/   No initial sales charge is applied to purchases of $1 million or more.

/(2)/ Because of rounding of the calculation in determining sales charges, the charges may be more or less than shown in the table.

/(3)/ The Fund charges a contingent deferred sales charge ("CDSC") of 1.00% on shares purchased without an initial sales charge and redeemed less than one year after they are purchased. The Fund waives this fee for mandatory retirement withdrawals and for its systematic withdrawal plan.

/(4)/ The Fund is intended for long-term investors. To discourage short-term trading and market timing, which can increase the Fund's costs, the Fund charges a 2.00% redemption fee on shares redeemed within 180 days after they are purchased, subject to limited exceptions. See "Selling Shares - Redemption Fee" and "Exchange Privileges" for additional information.

/(5)/ Based on estimated amounts for the Fund's fiscal year ending June 30, 2006 stated as a percentage of average daily net assets.

/(6)/ The Advisor uses the Management Fees to pay all expenses of the Fund except taxes, extraordinary expenses, independent trustee fees and expenses, brokerage fees and commissions, borrowing costs (including interest and dividend expenses on short sales) and Rule 12b-1 expenses.

/(7)/ The Fund has adopted a Rule 12b-1 Plan for the A Shares and C Shares that allows the Fund to pay an annual fee of up to 0.25% and 1.00%, respectively, to financial institutions that provide distribution and/or shareholder servicing to shareholders.

/(8)/ The Advisor has contractually agreed to waive a portion of its fees and reimburse certain expenses through October 31, 2006 to the extent necessary to maintain the total annual operating expenses at 1.35% of the average daily net assets of the A Shares and 2.10% of the average daily net assets of the C Shares.

EXAMPLE:


The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in one of the Fund's classes for the time period indicated (paying the maximum sales charge with respect to A Shares) and then redeem all of your shares at the end of the period (paying the relevant contingent deferred sales charge ("CDSC") for C Shares). The example also assumes that your investment has a 5% annual return, that the Fund's Total Annual Operating Expenses and Net Expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:



        -------------------------------------------------------
                                 A SHARES              C SHARES
        -------------------------------------------------------
        1 YEAR                    $   705               $   213
        3 YEARS                   $ 1,028               $   710
        5 YEARS                   $ 1,374               $ 1,233
        10 YEARS                  $ 2,346               $ 2,667
        -------------------------------------------------------

You would pay the following expenses if you did NOT redeem your shares at the end of the periods shown:

        -------------------------------------------------------
                                 A SHARES              C SHARES
        -------------------------------------------------------
        1 YEAR                    $   705               $   313
        3 YEARS                   $ 1,028               $   710
        5 YEARS                   $ 1,374               $ 1,233
        10 YEARS                  $ 2,346               $ 2,667
        -------------------------------------------------------

                                   MANAGEMENT


The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISOR


Auxier Asset Management LLC, 5000 S.W. Meadows Road, Suite 410, Lake Oswego, OR 97035-2224, serves as investment advisor to the Fund. As of September 30, 2005, the Advisor managed approximately $388 million in assets. The Advisor receives an advisory fee of 1.35% of the average daily net assets of the Fund. The Advisor uses the Management Fees to pay all expenses of the Fund except taxes, extraordinary expenses, independent trustee fees and expenses, brokerage fees and commissions, and borrowing costs (including interest and dividend expenses on short sales). For the fiscal year ended June 30, 2005, the Advisor received its entire fee.

A discussion summarizing the basis on which the Board most recently approved the continuation of the Investment Advisory Agreement between the Trust and the Advisor will be included in the Fund's semi-annual report for the six months ended December 31, 2006 and is available in the SAI.

J. Jeffrey Auxier, President and Chief Investment Officer of the Advisor since its inception in 1998, is responsible for the day-to-day management of the Fund. He has been Portfolio Manager of the Fund (including Predecessor Fund) since its inception in 1999. He is a graduate of the University of Oregon, and began his investment career in 1982. Mr. Auxier has extensive money management experience. As a Portfolio Manager with Smith Barney, Mr. Auxier managed money for high net worth clients on a discretionary basis from 1988 until he founded the Advisor in July 1998. In 1993, Mr. Auxier was designated a Smith Barney Senior Portfolio Management Director, the highest rank in the company's Portfolio Management Program, and was chosen as the top Portfolio Manager from among 50 Portfolio Managers in the Smith Barney Consulting Group. In 1997 and 1998, Money magazine named him as one of their top ten brokers in the country. Mr. Auxier was a Senior Vice President with Smith Barney when he left to found the Advisor.

The Advisor may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for inclusion of the Fund on mutual fund "supermarket" platforms providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

The Fund's SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of securities in the Fund.


OTHER SERVICE PROVIDERS


Citigroup Fund Services, LLC, ( "Citigroup"), provides certain administration, portfolio accounting and transfer agency services to the Fund.

Foreside Fund Services, LLC, the Trust's principal underwriter (the "Distributor") acts as the Distributor in connection with the offering of Fund shares. The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares. The Distributor is not affiliated with the Advisor or with Citigroup or its affiliated companies.

FUND EXPENSES


The Advisor is obligated to pay the Fund's operating expenses except taxes, extraordinary expenses, independent trustee fees and expenses, brokerage Fees and commissions, borrowing costs (including interest and dividend expenses) and Rule 12b-1 expenses. Expenses of each share class include that class's own expenses as well as Trust expenses that are allocated among the Fund, its classes of shares and all other funds of the Trust. The Advisor may waive all or any portion of its fees and reimburse certain expenses of the Fund. Any fee waiver or expense reimbursement increases investment performance of the Fund and/or its applicable share classes for the period during which the waiver or reimbursement is in effect.


                      ADDITIONAL INFORMATION ABOUT THE FUND

The investment objective of the Fund may be changed without shareholder approval. From time to time, the Fund may take temporary defensive positions, which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

                                  YOUR ACCOUNT

HOW TO CONTACT THE FUND


WRITE TO US AT:
Auxier Focus Fund
P.O. Box 446
Portland, Maine 04112

OVERNIGHT ADDRESS:

Auxier Focus Fund
Two Portland Square
Portland, Maine 04101

TELEPHONE US AT:

877-328-9437  (Toll Free)

WIRE INVESTMENTS (OR ACH PAYMENTS) TO US AT:


Citibank, N.A

New York, NY


ABA #021000089


FOR CREDIT TO:


Forum Fund Services, LLC
Account #30576692

Auxier Focus Fund
(Your Name)
(Your Account Number)

GENERAL INFORMATION

You may purchase, redeem (sell) or exchange shares of each Fund class on each weekday that the New York Stock Exchange is open. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

You may purchase, redeem or exchange shares of each Fund class at the NAV of a share of that class next calculated, plus any applicable sales charge (or minus any applicable sales charge in the case of a redemption or exchange), after the transfer agent receives your request in proper form (as described in this Prospectus on pages 10 through 22). For instance, if the transfer agent receives your purchase, redemption or exchange request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV of the applicable Fund class, plus the applicable sales charge (or minus any applicable sales charge in the case of a redemption or exchange). The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Fund also reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED Each class calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, each Fund class may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Fund's officers. The time at which NAV is calculated may change in case of an emergency.


The NAV of each Fund class is determined by taking the market value of the class' total assets, subtracting the class' liabilities, and then dividing the result (net assets) by the number of outstanding shares of the class. If the Fund invests in securities that trade in foreign securities markets on days other than a Fund business day, the value of the Fund's portfolio may change on days on which shareholders will not be able to purchase or redeem Fund shares.

The Fund values securities for which market quotations are readily available at current market value other than short-term securities which are valued at amortized cost.

Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund business day. In the absence of sales, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price. Fixed income securities may be valued at prices supplied by the Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or the Advisor believes that the prices or values available are unreliable. Market quotations may not be readily available or may be unreliable if, among other things, (1) the exchange on which the Fund's security is principally traded closes early; (2) trading in a portfolio security was halted during the day and did not resume prior to the time as of which the Fund calculates its NAV, or (3) the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its NAV.

The Fund's investment in securities of smaller companies is more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies. Similarly, the Fund's investment in foreign securities is more likely to require a fair value determination because, among other things, most foreign securities markets close before the Fund values its securities. The earlier close of those foreign securities markets gives rise to the possibility that significant events may have occurred in the interim.

Fair valuation is based on subjective factors and as a result, the fair value price of a security may differ from the security's market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.


TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.


The Advisor may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for inclusion of the Fund on mutual fund "supermarket" platforms, for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. From time to time and at its own expense, the Advisor may also provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include the provision of travel arrangements and lodging, tickets for entertainment events and merchandise.

ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal Law. The Trust has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Trust management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISCLOSURE OF PORTFOLIO HOLDINGS A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI.


BUYING SHARES


HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Fund's anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check).


        CHECKS For individual, sole proprietorship, joint, Uniform Gifts to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Auxier Focus Fund" or to one or more owners of the account and endorsed to "Auxier Focus Fund." For all other accounts, the check must be made payable on its face to "Auxier Focus Fund." A $20 charge may be imposed on any returned checks.


        ACH Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

        WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.


MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:


--------------------------------------------------------------------------------
                                            MINIMUM INITIAL   MINIMUM ADDITIONAL
                                              INVESTMENT         INVESTMENT
--------------------------------------------------------------------------------
Standard Accounts                               $ 2,000             $ 100
Tax Sheltered Retirement Plans                  $ 2,000             $ 100
Accounts with Systematic Investment Plans       $ 2,000             $ 100

ACCOUNT REQUIREMENTS

------------------------------------------------------------------------------------------------------------------
                     TYPE OF ACCOUNT                                             REQUIREMENT
------------------------------------------------------------------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS          .    Instructions must be signed by all persons
Individual and sole proprietorship accounts are owned by         required to sign exactly as their names appear on
one person.  Joint accounts have two or more owners              the account
(tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                  .    Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a        custodial account under UGMA or UTMA
child and obtain tax benefits                               .    The custodian must sign instructions in a
                                                                 manner indicating custodial capacity
CORPORATIONS/OTHER                                          .    Submit a certified copy of its articles of
                                                                 incorporation (a government-issued business
                                                                 license or other document that reflects the
                                                                 existence of the entity) and corporate resolution
                                                                 or secretary's certificate
TRUSTS                                                      .    The trust must be established before an
                                                                 account can be opened
                                                            .    Provide the first and signature pages from the
                                                                 trust documents identifying the trustees

ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you.

If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the NAV next calculated after the Fund decides to close your account, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes.


The Fund may reject your application under the Trust's Anti-Money Laundering Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.


LIMITATIONS ON FREQUENT PURCHASES The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the Fund's policy to discourage short-term trading. Frequent trading in the Fund such as trades seeking short-term profits from market momentum and other timing strategies may interfere with the management of the Fund's portfolio and result in increased administrative and brokerage costs and a potential dilution in the value of Fund shares. As money is moved in and out, the Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.

Focus is placed on identifying redemption transactions which may be harmful to the Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchases within a pre-determined period of time. If short-term trading trends are detected, an appropriate course of action is taken. The Fund reserves the right to cancel (within one business day), restrict, or reject without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund's portfolio, and purchase orders not accompanied by payment.

Because the Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemptions. As a consequence, the Fund's ability to monitor and discourage abusive trading practices in such accounts may be limited.


In addition, the sale of the Fund's A Shares and C Shares are subject to a redemption fee of 2.00% of the current NAV of shares redeemed for any sale of shares made within 180 days from the date of purchase. See "Selling Shares - Redemption Fee" for additional information.


The investment in foreign securities may make the Fund more susceptible to the risk of market timing activities because of price differentials that may be reflected in the net asset value of the Fund's shares. The Fund generally prices its foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund's calculation of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. Although the Fund may fair value foreign securities in such instances and notwithstanding other measures the Fund may take to discourage frequent purchases and redemptions, investors may engage in frequent short-term trading to take advantage of any arbitrage opportunities in the pricing of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing.

The investment in securities of smaller companies may make the Fund more susceptible to market timing as shareholders may try to capitalize on the market volatilities of such securities and the effect of the volatilities on the value of Fund shares.

The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations.

INVESTMENT PROCEDURES


------------------------------------------------------------------------------------------------------------------------------
                  HOW TO OPEN AN ACCOUNT                                        HOW TO ADD TO YOUR ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
BY CHECK                                                       BY CHECK
..    Call or write us for an account application               .     Fill out an investment slip from a
..    Complete the application (and other required                    confirmation or write us a letter
     documents, if applicable)                                 .     Write your account number on your check
..    Mail us your application (and other required              .     Mail us the slip (or your letter) and the check
     documents, if applicable) and a check
BY WIRE                                                        BY WIRE
..    Call or write us for an account application               .     Call to notify us of your incoming wire
..    Complete the application (and other required              .     Instruct your financial institution to wire
     documents, if applicable)                                        your money to us
..    Call us to fax the completed application (and
     other required documents, if applicable) and we will
     assign you an account number
..    Mail us your original application (and other
     required documents, if applicable)
..    Instruct your financial institution to wire your
     money to us
BY ACH PAYMENT                                                 BY SYSTEMATIC INVESTMENT
..    Call or write us for an account application               .     Complete the systematic investment section of
..    Complete the application (and other required                    the application
     documents, if applicable)                                 .     Attach a voided check to your application
..    Call us to fax the completed application (and             .     Mail us the completed application and voided
     other required documents, if applicable) and we will            check
     assign you an account number                              .     We will electronically debit your purchase
..    Mail us your original application (and other                    proceeds from your selected financial institution account
     required documents, if applicable)
..    We will electronically debit your purchase
     proceeds from your selected financial institution
     account

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100.

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL
..    Prepare a written request including:
     .    Your name(s) and signature(s)
     .    Your account number
     .    The Fund name and class
     .    The dollar amount or number of shares you want to sell
     .    How and where to send the redemption proceeds
..    Obtain a signature guarantee (if required) (See "Signature Guarantee
     Requirements" on next page)
..    Obtain other documentation (if required)
..    Mail us your request and documentation

BY WIRE
..    Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application (See "Wire Redemption Privileges" on next page)
..    Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
..    Mail us your request (See "By Mail")

BY TELEPHONE
..    Call us with your request (unless you declined telephone redemption privileges on your account application)
..    Provide the following information:
     .    Your account number
     .    Exact name(s) in which the account is registered
     .    Additional form of identification
     .    Redemption proceeds will be:
     .    Mailed to you OR
     . Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

SYSTEMATICALLY
..    Complete the systematic withdrawal section of the application
..    Attach a voided check to your application
..    Mail us your completed application
..    Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     .    Written requests to redeem $100,000 or more
     .    Changes to a shareholder's record name
     . Redemptions from an account for which the address or account registration has changed within the last 30 days
     . Sending redemption and distribution proceeds to any person, address or financial institution account not on record
     . Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
     . Adding or changing ACH or wire instructions, telephone redemption or exchange option or any other election in connection with your account

The transfer agent reserves the right to require a signature guarantee(s) on all redemptions.


REDEMPTION FEE The sale of the Fund's A Shares and C Shares are subject to a redemption fee of 2.00% of the current NAV of shares redeemed for any sale of shares made within 180 days from the date of purchase. The fee is charged for the benefit of the Fund's remaining shareholders and will be paid to the Fund to help offset transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the redemption fee at any time.


There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:

     . Redemptions in a deceased shareholder account if such an account is registered in the deceased's name
     . Redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration)
     .    Redemptions of shares purchased through a dividend reinvestment program
     .    Redemptions pursuant to a systematic withdrawal plan
     . Redemptions in a qualified retirement plan under section 401(a) of the Internal Revenue Code ("IRC") or a plan operating consistent with
          Section 403(b) of the IRC.

SMALL ACCOUNTS If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).


LOST ACCOUNTS The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on two or more consecutive occasions, unless the transfer agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent may be reinvested at the then-current NAV and the checks will be canceled.


CHOOSING A SHARE CLASS

        This Prospectus offers A Shares and C Shares of the Fund. The Fund offers a third class of shares which is not included in this prospectus. Each share class represents an interest in the same portfolio of securities, but each class has its own sales charge and expense structure, providing you with different choices for meeting the needs of your situation. Depending upon how you wish to purchase shares of the Fund, the share classes available to you may vary.

        The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Important factors to consider include:

        .    How much you plan to invest;

        .    How long you plan to hold your shares;

        .    Total expenses associated with each class of shares; and

        . Whether you qualify for any reduction or waiver of the sales charge.


SUMMARY OF IMPORTANT DIFFERENCES AMONG SHARE CLASSES



--------------------------------------------------------------------------------
                                             A SHARES                 C SHARES
--------------------------------------------------------------------------------
Initial sales charge                            Yes                       No
Contingent deferred sales   1.00% (only if purchased without initial     1.00%
charge                                   sales charge)
Rule 12b-1 fee                                 0.25%                     1.00%
Redemption fee                                 2.00%                     2.00%
Minimum Purchase                              $2,000                    $2,000
--------------------------------------------------------------------------------



If you want lower annual Fund expenses, A Shares may be right for you, particularly if you qualify for a reduction or waiver of the initial sales charge. If you do not want to pay an initial sales charge, and are uncertain as to how long you may hold your shares, C Shares may be right for you.


--------------------------------------------------------------------------------
                 A SHARES                              C SHARES
--------------------------------------------------------------------------------
Initial  sales  charge  means  that      No initial sales charge means that your
a  portion of your initial               full investment immediately goes toward
investment  goes toward the sales        buying shares
charge. Reduction and waivers of
the sales charge are available in
certain circumstances.
--------------------------------------------------------------------------------
Lower  expenses  than C Shares mean      Higher distribution and service fees
higher  dividends per share.             than A Shares  mean higher expenses and
                                         lower dividends per share.
--------------------------------------------------------------------------------
A  CDSC  of  up  to  1.00%  may  be      A CDSC of 1.00% imposed on  redemptions
charged  on  certain  redemptions  of    made within one year of  purchase;  No
A Shares  purchased  without  an         reduction of the CDSC is available, but
initial sales charge for which a dealer waivers are available in certain concession was paid if the redemption circumstances.
is made within one year of purchase.
--------------------------------------------------------------------------------



Sales charges and fees vary considerably between the Fund's classes. You should carefully consider the differences in the classes' fee and sales charge structures as well as the length of time you wish to invest in the Fund before choosing which class to purchase. Please review the Fee Table and Sales Charge Schedules for the Fund before investing in the Fund. You may also want to consult with a financial adviser in order to help you determine which class is most appropriate for you. The following sub-sections summarize information you should know regarding sales charges applicable to A Shares and C Shares of the Fund. Sales charge information is not separately posted on the Fund's website located at www.auxierasset.com because the prospectuses for A Shares and C Shares containing this information is available on the Fund's website.


A SHARES A Shares are available through registered broker-dealers, investment advisors, banks and other financial institutions. A Shares are sold at the public offering price, which is the NAV per share plus any initial sales charge as described below. You pay an initial sales charge on purchases of A Shares. You do not pay a sales charge when you reinvest dividends or distributions paid by the Fund.


BREAKPOINTS


The Fund offers you the benefit of discounts on the sales charges that apply to purchases of A Shares in certain circumstances. These discounts, which are also known as breakpoints, can reduce or, in some instances, eliminate the initial sales charges that would otherwise apply to your A Shares investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints.

Breakpoints allow larger investments in A Shares to be charged lower sales charges. If you invest $50,000 or more in A Shares of the Fund, then you are eligible for a reduced sales charge.

                                    SALES CHARGE (LOAD) AS % OF:
                                    PUBLIC            NET ASSET       DEALER
AMOUNT OF PURCHASE                OFFERING PRICE      VALUE/(1)/   REALLOWANCE %
$0 but less than $50,000              5.75%             6.10%         5.00%
$50,000 but less than $100,000        5.00%             5.26%         4.25%
$100,000 but less than $250,000       4.25%             4.43%         3.50%
$250,000 but less than $500,000       3.50%             3.63%         2.75%
$500,000 but less than $1,000,000     2.75%             2.83%         2.00%
$1,000,000 and up                     0.00%             0.00%         0.00%



/(1)/ Rounded to the nearest one-hundredth percent. Because of rounding of the calculation in determining sales charges, the charges may be more or less than shown in the table.


You pay no initial sales charge on purchases of A Shares in the amount of $1 million or more, and on purchases made through certain intermediaries. On these purchases, the Distributor may pay to your dealer of record a sales commission of 1.00% of the purchase amount. A Shares are subject to a 12b-1 fee of 0.25% of the NAV. If you purchased your A Shares without a sales charge and you redeem your A Shares within 12 months of purchase, you will be subject to a 1.00% CDSC. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.


REDUCED SALES CHARGES - A SHARES You may qualify for a reduced initial sales charge on purchases of the Fund's A Shares under rights of accumulation ("ROA") or a letter of intent ("LOI"). The transaction processing procedures maintained by certain financial institutions through which you can purchase Fund shares may restrict the universe of accounts considered for purposes of calculating a reduced sales charge under ROA or LOI. For example, the processing procedures of a financial institution may limit accounts to those that share the same tax identification number or mailing address and that are maintained only with that financial institution. The Fund permits financial institutions to calculate ROA and LOI based on the financial institution's transaction processing procedures. Please contact your financial institution before investing to determine the process used to identify accounts for ROA and LOI purposes.

To determine the applicable reduced sale charge under ROA, the Fund will combine the value of your current purchase with the value of all shares classes of any other series of the Trust managed by the Advisor (as of the Fund's prior business day) and that were purchased previously for accounts (i) in your name,
(ii) in your spouse's name, (iii) in the name of you and your spouse (iv) in the name of your minor children under the age of 21, and (v) sharing the same mailing addresses ("Accounts").

TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must also provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse, children (provide the children's ages), or other household members and, if requested by your financial institution, the following additional information regarding those Accounts:

     . Information or records regarding A Shares held in all accounts in your name at the transfer agent;
     . Information or records regarding A Shares held in all accounts in your name at a financial intermediary; and
     . Information or records regarding A Shares for Accounts at the transfer agent or another financial intermediary.

The Fund may amend or terminate this right of accumulation at any time.

You may also enter into an LOI, which expresses your intent to invest $100,000 or more in the Fund's A Shares within a future period of 13 months. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the A Shares as if such purchases were executed in a single transaction.

Accounts subject to the LOI must be specifically identified in the LOI. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the A Shares as if such purchases were executed in a single transaction.


ELIMINATION OF INITIAL SALES CHARGES - A SHARES Certain persons may also be eligible to purchase or redeem A Shares without a sales charge. No sales charge is assessed on the reinvestment of A Shares' distributions. No sales charge is assessed on purchases made for investment purposes by:


     . A qualified retirement plan under Section 401(a) of the Internal Revenue Code of 1986, as amended ("IRC") or a plan operating consistent with Section 403(b) of the IRC

     . Any bank, trust company, savings institution, registered investment advisor, financial planner or securities dealer on behalf of an account for which it provides advisory or fiduciary services pursuant to an account management fee

     . Trustees and officers of the Trust; directors, officers and full-time employees of the Advisor, the Distributor, any of their affiliates or any organization with which the Distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative

     . Any person who has, within the preceding 90 days, redeemed Fund shares through a financial institution and completes a reinstatement form upon investment with that financial institution (but only on purchases in amounts not exceeding the redeemed amounts); and

     . Any person who exchanges into the Fund from another mutual fund for which the Advisor provides advisory services

Purchases of A Shares in an amount equal to investments of $1 million or more are not subject to a initial sales charge, but may be subject to a contingent deferred sales charge of 1.00% if such shares are redeemed within one year of purchase. In addition to the waivers previously discussed, purchases of A Shares in an amount less than $1 million may be eligible for a waiver of the sales charge in the following circumstances:

     . Purchases made through the following intermediaries: National Financial Services LLC NTF (Fidelity), National Investor Services Corp. NTF (TD Waterhouse), Charles Schwab OneSource NTF, U.S. Clearing Corp., E-Trade, Scottrade, Investmart, Ameritrade and Pershing

     . Purchases by investors who participate in certain wrap fee investment programs or certain retirement programs sponsored by broker dealers or other service organizations which have entered into service agreements with the Fund. Such programs generally have other fees and expenses, so you should read any materials provided by that organization.


The Fund requires appropriate documentation of an investor's eligibility to purchase or redeem A Shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

C SHARES C Shares are available through registered broker-dealers, investment advisors, banks and other financial institutions. C Shares are purchased at NAV without deducting a sales charge. You do not pay an initial sales charge on purchases of C Shares and all of your purchase payment is immediately invested in the Fund. Although you pay no initial sales charge at the time of purchasing your C Shares, the Distributor will pay the dealer of record a sales commission of 1.00% of the amount you invest in C Shares. C Shares are subject to a 12b-1 fee of 1.00%. If you redeem your C Shares within 12 months of purchase, you will be subject to a 1.00% CDSC. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

CONTINGENT DEFERRED SALES CHARGE SCHEDULE - A SHARES AND C SHARES A CDSC is assessed on redemptions of A Shares that were part of a purchases of $1 million or more. The CDSC is assessed as follows:

                REDEEMED WITHIN                         SALES CHARGE
             First year of purchase                        1.00%
                   Thereafter                              0.00%

A CDSC is assessed on redemptions of C Shares as follows:


                REDEEMED WITHIN                         SALES CHARGE
             First year of purchase                        1.00%
                   Thereafter                              0.00%


The CDSC is paid on the lower of the NAV of shares redeemed or the cost of the shares. To satisfy a redemption request, the Fund will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. The Fund will then liquidate shares in the order that they were first purchased until your redemption request is satisfied.


CDSC EXEMPT TRANSACTIONS With respect to A Shares and C Shares of the Fund, certain redemptions are not subject to a contingent deferred sales charge. No such charge is imposed on:

     . redemptions of shares acquired through the reinvestment of dividends and distributions;
     . involuntary redemptions by the Fund of a shareholder account with a low account balance;
     . involuntary redemptions by the Fund of a shareholder account if the Fund or its agents reasonably believes that fraudulent or illegal activity is occurring or is about to occur in the account;
     . redemptions of shares following the death or disability of a shareholder if the Fund is notified within one year of the shareholder's death or disability;
     . redemptions to effect a distribution (other than a lump sum distribution) from a qualified retirement plan under Section 401(a) of the Code or a plan operating consistent with Section 403(b) of the Code in connection with loan, hardship withdrawals, death, disability, retirement, change of employment, or an excess contribution; and
     . required distributions from an IRA or other retirement account after the accountholder reaches the age of 70 1/2. For these purposes, the term disability shall have the meaning ascribed thereto in Section 72(m)(7) of the Code. Under that provision, a person is considered disabled if the person is unable to engage in any gainful substantial activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration. Appropriate documentation satisfactory to the Fund is required to substantiate any shareholder death or disability.

RULE 12B-1 PLAN The Trust has adopted Rule 12b-1 plans under which the Fund pays the Distributor 0.25% of the average daily net assets of A Shares and 1.00% of the average daily net assets of C Shares for distribution services and the servicing of shareholder accounts. Because A Shares and C Shares pay these distribution fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges. The Distributor may pay any fee received under the Rule 12b-1 plans to the Advisor or other financial institutions that provide distribution and shareholder services with respect to A Shares and C Shares.

EXCHANGE PRIVILEGES

You may exchange your shares of the Fund for shares of other funds in the Trust by telephone or in writing. For a list of funds available for exchange, you may call the transfer agent. If you exchange into a fund that has a sales charge, you will have to pay that fund's sales charge at the time of the exchange. Because exchanges are a sale and purchase of shares, they may have tax consequences.


In addition, if you exchange A Shares or C Shares within 180 days of purchase, you will be charged a redemption fee of 2.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares - Redemption Fee" above for additional information. To calculate redemption fees, the Fund uses the FIFO method to determine the holding period. Under this method, the date of the exchange is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the exchange fee at any time.


REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

                                 HOW TO EXCHANGE

BY MAIL
..    Prepare a written request including:
     .    Your name(s) and signature(s)
     .    Your account number
     .    The names of each fund (and class) you are exchanging
     .    The dollar amount or number of shares you want to sell (and exchange)
..    Open a new account and complete an account application if you are requesting different shareholder privileges
..    Obtain a signature guarantee, if required
..    Mail us your request and documentation

BY TELEPHONE
..    Call us with your request (unless you declined telephone redemption privileges on your account application)
..    Provide the following information:
     .    Your account number
     .    Exact name(s) in which account is registered
     .    Additional form of identification

TAX SHELTERED RETIREMENT PLANS

Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement accounts ("IRAs"); simplified employee pensions ("SEPs"); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund about the IRA custodial fees. Please consult with an attorney or tax advisor regarding these plans.

                                OTHER INFORMATION

DISTRIBUTIONS

The Fund declares distributions from net investment income and pays those distributions annually. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund operates in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on the Fund's distributions, regardless of whether you reinvest them or receive them in cash. The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Generally, the Fund's distributions will consist primarily of long-term capital gain. Distributions may also be subject to state and local taxes.


A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to non-corporate U.S. shareholders at a maximum Federal income tax rate of 15% (5% for non-corporate U.S. shareholders in lower tax brackets) through 2008. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder.

All distributions reduce the NAV of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange.


The Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability.


The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware statutory trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

                              FINANCIAL HIGHLIGHTS


The following table is intended to help you better understand the Fund's financial performance for the past 5 years. Data presented is for the Fund's Investor Shares because the Fund's A Shares and C Shares had not commenced operations prior to June 30, 2005. The financial information for periods before December 10, 2004 is that of the Predecessor Fund. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. Financial information for the year ended June 30, 2005 has been audited by Deloitte & Touche LLP ("Deloitte"). The Fund's financial information for the other fiscal years was audited by other independent registered public firms. The Fund's financial statements and the report of Deloitte are included in the Fund's annual report dated June 30, 2005, which is available upon request, without charge.



                                                             YEAR ENDED JUNE 30,
                                         2005          2004          2003       2002       2001
SELECTED DATA FOR A SINGLE SHARE
BEGINNING NET ASSET VALUE PER SHARE    $  13.74     $   11.68     $   11.33   $  11.43   $   9.99
                                       --------     ---------     ---------   --------   --------
Investment Operations

   Net investment income (loss)            0.15(a)       0.13(a)       0.20       0.08       0.17
   Net realized and unrealized gain
      (loss) on investments                1.08          2.10          0.42      (0.07)      1.43
                                       --------     ---------     ---------   --------   --------
Total from Investment Operations           1.23          2.23          0.62       0.01       1.60
                                       --------     ---------     ---------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                  (0.08)        (0.17)        (0.10)     (0.09)     (0.13)
   Net realized gain on investments       (0.25)            -         (0.17)     (0.02)     (0.03)
                                       --------     ---------     ---------   --------   --------
Total Distributions to Shareholders       (0.33)        (0.17)        (0.27)     (0.11)     (0.16)
                                       --------     ---------     ---------   --------   --------
REDEMPTION FEE (A)                          -(b)            -             -          -          -
                                       ========     =========     =========   ========   ========
ENDING NET ASSET VALUE PER SHARE       $  14.64     $   13.74     $   11.68   $  11.33   $  11.43
                                       ========     =========     =========   ========   ========
TOTAL RETURN                               9.01%        19.17%         5.72%      0.07%     16.11%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period            $ 96,395     $  63,885     $  25,141   $ 16,638   $  7,084
   (000's omitted)
Ratios to Average Net Assets
  Net investment income                    1.09%         0.97%         1.89%      0.73%      1.56%
  Net expenses                             1.35%         1.35%         1.35%      1.35%      1.35%
  Gross expenses (c)                       1.35%         1.35%         1.36%      1.37%      1.41%
PORTFOLIO TURNOVER RATE                      28%           18%           37%        56%        41%



(a)  Calculated based on average shares outstanding during the period.
(b)  Less than $0.01 per share.
(c) The ratio of gross expenses to average net assets reflects the expense ratio excluding any waivers and/or reimbursements.

                                AUXIER FOCUS FUND

                              FOR MORE INFORMATION


                           ANNUAL/SEMI-ANNUAL REPORTS
             Additional information about the Fund's investments is
       available in the Fund's annual/semi-annual reports to shareholders.
                  In the Fund's annual report, you will find a
               discussion of the market conditions and investment
                   strategies that significantly affected the
                    Fund's performance during its last fiscal
                                      year.


                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                         The SAI provides more detailed
                        information about the Fund and is
                       incorporated by reference into, and
                       thus is a part of, this Prospectus.

                               CONTACTING THE FUND
            You can get free copies of the Fund's annual/semi-annual
               reports and the SAI, request other information and
             discuss your questions about the Fund by contacting the
                                    Fund at:

                                Auxier Focus Fund
                                  P.O. Box 446
                              Portland, Maine 04112


                           (877) 328-9437 (Toll Free)

     The prospectus, SAI and annual reports are made available on the Fund's website at www.auxierasset.com. The semi-annual reports are not posted because only the Fund's most frequently requested literature is made available.

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION

    You can also review the Fund's annual/semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this
               information, for a fee, by e-mailing or writing to:


                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov


                    Fund information, including copies of the
              annual/semi-annual reports and the SAI, is available
                      on the SEC's website at www.sec.gov.


                    Investment Company Act File No. 811-3023

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                                                       DFDENT
                                                       PREMIER
                                                     GROWTH FUND

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                                                     PROSPECTUS

                                                  NOVEMBER 1, 2005






 THE SECURITIES AND EXCHANGE            DF DENT PREMIER GROWTH FUND seeks
 COMMISSION HAS NOT APPROVED OR         long-term capital appreciation by
 DISAPPROVED THE FUND'S SHARES OR       investing primarily in equity
 DETERMINED WHETHER THIS PROSPECTUS IS  securities of domestic companies. You
 ACCURATE OR COMPLETE. ANY              may pur-chase Fund shares without a
 REPRESENTATION TO THE CONTRARY IS A    sales charge and the Fund does not
 CRIMINAL OFFENSE.                      incur Rule 12b-1 (distribution) fees.
--------------------------------------------------------------------------------

                                        [LOGO]
                                                       DFDENT
                                                  AND COMPANY, INC.
                                                 INVESTMENT COUNSEL
                                                  2 PORTLAND SQUARE
                                                PORTLAND, MAINE 04101
                                             (866) 2DF-DENT (TOLL FREE)

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TABLE OF CONTENTS

               RISK/RETURN SUMMARY                             2

                      Investment Objective                     2

                      Principal Investment Strategies          2

                      Principal Investment Risks               3

                      Who May Want to Invest in the Fund       5

               PERFORMANCE                                     5

               FEE TABLE                                       7

               MANAGEMENT                                      7

               YOUR ACCOUNT                                   10

                      How to Contact the Fund                 10

                      General Information                     10

                      Buying Shares                           12

                      Selling Shares                          17

                      Exchange Privileges                     19

                      Retirement Accounts                     20

               OTHER INFORMATION                              21

               FINANCIAL HIGHLIGHTS                           23

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RISK/RETURN SUMMARY
[CALLOUT BOX

 CONCEPTS TO UNDERSTAND

 COMMON STOCK MEANS AN EQUITY OR OWNERSHIP INTEREST IN A COMPANY.

 EQUITY SECURITY MEANS A SECURITY SUCH AS A COMMON STOCK, PREFERRED STOCK, OR CONVERTIBLE SECURITY THAT REPRESENTS AN OWNERSHIP INTEREST IN A COMPANY.

 DEBT SECURITY MEANS A SECURITY SUCH AS A BOND OR NOTE THAT OBLIGATES THE ISSUER TO PAY THE SECURITY OWNER A SPECIFIED SUM OF MONEY (INTEREST) AT SET INTERVALS AS WELL AS TO REPAY THE PRINCIPAL AMOUNT OF THE SECURITY AT ITS MATURITY.

 PREFERRED STOCK MEANS A CLASS OF STOCK HAVING A PREFERENCE OVER COMMON STOCK AS TO THE PAYMENT OF DIVIDENDS AND THE RECOVERY OF INVESTMENT SHOULD A COMPANY BE LIQUIDATED, ALTHOUGH PREFERRED STOCK IS USUALLY JUNIOR TO THE DEBT SECURITIES OF THE ISSUER. PREFERRED STOCK TYPICALLY DOES NOT POSSESS VOTING RIGHTS AND ITS MARKET VALUE MAY CHANGE BASED ON CHANGES IN INTEREST RATES.

 CONVERTIBLE SECURITY MEANS DEBT SECURITIES, PREFERRED STOCK OR OTHER SECURITIES THAT MAY BE CONVERTED INTO OR EXCHANGED FOR A GIVEN AMOUNT OF COMMON STOCK OF THE SAME OR A DIFFERENT ISSUER DURING A SPECIFIED PERIOD AND AT A SPECIFIED PRICE IN THE FUTURE. A CONVERTIBLE SECURITY ENTITLES THE HOLDER TO RECEIVE INTEREST ON DEBT OR THE DIVIDEND ON PREFERRED STOCK UNTIL THE CONVERTIBLE SECURITY MATURES OR IS REDEEMED, CONVERTED OR EXCHANGED. CONVERTIBLE SECURITIES RANK SENIOR TO COMMON STOCK IN A COMPANY'S CAPITAL STRUCTURE BUT ARE USUALLY SUBORDINATE TO COMPARABLE NONCONVERTIBLE SECURITIES.

 MARKET CAPITALIZATION MEANS THE VALUE OF A COMPANY'S COMMON STOCK IN THE STOCK MARKET.]

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities of domestic companies that possess superior long-term growth characteristics and that have strong, sustainable earnings prospects and reasonably valued stock prices. The Fund may also invest in companies that do not have particularly strong earnings histories but do have other attributes that may contribute to accelerated growth in the foreseeable future. The Fund primarily invests in medium and large size domestic companies. The Fund's investment strategy also permits the Fund to invest in small size companies that typically have market capitalizations under $1.5 billion. If the Fund is not invested primarily in medium and large size domestic companies, due to, among other things, changes in the market capitalization of those companies in the Fund's portfolio, the Fund will limit new investments to medium and large size domestic companies. Medium size companies typically have market capitalizations in the range of $1.5 billion to $7 billion. Large companies typically have market capitalizations greater than $7 billion.

The Fund's investment adviser, D.F. Dent and Company, Inc. (the "Adviser"), relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Fund investments.


THE ADVISER'S PROCESSES -- PURCHASING PORTFOLIO SECURITIES The Adviser's process begins with an economic analysis of prospective Fund investments across a range of industries. Strong financial characteristics such as a high return on equity, good profit margins and a strong balance sheet are more important than the absolute size of the company. Emphasis is placed upon companies that have demonstrated the ability to report earnings growth on a consistent basis in varied economic environments. The Adviser then uses fundamental research to identify companies that it believes:

..  Have excellent management teams with proven execution skills


2

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..  Maintain a market leadership position in an industry niche

..  Deliver on a consistent basis in varied environments

..  Have sustainable growth prospects


The Adviser plans to hold investments long term if they continue to satisfy the Fund's investment criteria.

THE ADVISER'S PROCESSES -- SELLING PORTFOLIO SECURITIES The Adviser monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Adviser may sell a stock if:

..  It subsequently fails to meet the Adviser's initial investment criteria

.. It becomes overvalued relative to the long-term expectation for the stock price

.. Changes in economic conditions or industry fundamentals affect the company's financial outlook

The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Fund due to appreciation.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position by reducing equities and/or increasing investments in short-term fixed income securities. The Fund may also invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. During such times, the Fund may not be pursuing its investment objective.

PRINCIPAL INVESTMENT RISKS


GENERAL RISKS An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities due to stock market fluctuations. The market value of securities in which the Fund invests is based on the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not by itself a complete and balanced investment program. Investing in equity securities with different capitalizations may, however, be important for investors seeking a diversified portfolio, particularly long-term investors able to tolerate short-term fluctuations in the value of their investments.


You could lose money on your investment in the Fund, or the Fund could underperform other investments, if any of the following occur:

.. The stock market does not recognize the growth potential or value of the stocks in the Fund's portfolio

                                                                             3

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..  Investor demand for growth stocks declines


.. There is a deceleration in the expected growth rate of the companies in which the Fund invests

.. The Adviser's judgment as to the growth potential or value of a stock proves to be wrong

..  The stock market goes down

SPECIFIC RISKS OF MEDIUM SIZE COMPANIES Because investing in medium size companies can have more risk than investing in larger, more established companies, an investment in the Fund may have the following additional risks:

.. Analysts and other investors typically follow these companies less actively and, therefore, information about these companies is not always readily available

.. Securities of many medium size companies may be traded in the over-the-counter markets or on regional securities exchanges potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies

.. Changes in the value of medium size company stocks may not mirror the fluctuation of the general market

.. More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks

For these and other reasons, the prices of securities of medium size companies can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.

SPECIFIC RISKS OF SMALL SIZE COMPANIES Because investing in small companies can have more risk than investing in larger, more established companies, an investment in the Fund may have the following additional risks:

.. The securities of smaller companies are traded in lower volume and may be less liquid than securities of larger, more established companies


.. Smaller companies are more likely to experience changes in earnings and growth prospects than larger more established companies, which could have a significant impact on the price of the security


.. The value of the securities may depend on the success of products or technologies that are in a relatively early stage of development and that may not have been tested

.. More limited product lines, markets and financial resources make these companies more susceptible to economic and market setbacks

.. At certain times, the stock market may not favor the smaller growth securities in which the Fund invests. During this time, it would be expected that the Fund could underperform other Funds with different investment strategies

4

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For these and other reasons, the prices of small capitalization securities can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

..  Are willing to tolerate significant changes in the value of your investment

..  Are pursuing a long-term goal, and

..  Are willing to accept higher short-term risk

The Fund may NOT be appropriate for you if you:

.. Want an investment that pursues market trends or focuses only on particular sectors or industries

..  Need regular income or stability of principal, or

..  Are pursuing a short-term goal or investing emergency reserves

PERFORMANCE

The following chart and table illustrate the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance.

PERFORMANCE INFORMATION (BEFORE AND AFTER TAXES) REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total return for each full calendar year that the Fund has operated.

                                    [CHART]

                             Year Ended December 31,

                   2002              2003             2004
                   ----              ----             ----
                  -22.32%           33.98%           17.88%

  The calendar year-to-date total return as of September 30, 2005 was 8.13%.

                                                                             5

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During the periods shown in the chart, the highest quarterly return was 17.76%
(for the quarter ended June 30, 2003) and the lowest quarterly return was -13.00% (for the quarter ended September 30, 2002).

The following table compares the Fund's average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sale of Fund shares as of December 31, 2004 to the S&P 500 Index.

                                                                SINCE INCEPTION
                                                         1 YEAR  (07/16/2001)
 Return Before Taxes                                     17.88%      7.68%
 Return After Taxes on Distributions                     17.88%      7.68%
 Return After Taxes on Distributions and Sale of Fund
   Shares                                                11.62%      6.62%
 ------------------------------------------------------------------------------
 S&P 500 Index                                           10.88%      1.92%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes may exceed the Fund's other returns before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The S&P 500 Index is the Fund's benchmark index and is a market index of common stocks. The S&P 500 Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the index. Unlike the performance figures of the Fund, the S&P 500 Index's performance does not reflect the effect of expenses.

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 PREMIER GROWTH FUND
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FEE TABLE

The following table describes the various fees and expenses that you will pay if you invest in the Fund. The Fund does not have any shareholder fees that are fees paid directly from your investment. Operating expenses, which include fees of the Adviser are paid out of Fund assets and are factored into the Fund's share price rather than charged directly to shareholder accounts.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
  ASSETS) /(1)/
Management Fees                                                           1.00%
Other Expenses                                                            0.71%

Distribution (12b-1) and/or Services Fees                                  None
TOTAL ANNUAL FUND OPERATING EXPENSES                                      1.71%
Fee Waiver and Expense Reimbursement /(2)/                                0.46%

NET EXPENSES                                                              1.25%

/(1)/ Based on amounts for the Fund's fiscal year ended June 30, 2005.

/(2)/ The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses through October 31, 2006.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that the Fund's Total Annual Fund Operating Expenses and Net Expenses remain as stated in the table above, and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                     1 YEAR /(1)/ 3 YEARS 5 YEARS 10 YEARS
                        $127       $494    $885    $1,981

/(1)/ The costs for 1 year take into account contractual fee waivers and expense reimbursements.

MANAGEMENT

The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and the Fund is managed under the oversight of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to

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review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER

The Adviser is D.F. Dent and Company, Inc., 2 East Read Street, Baltimore, Maryland 21202. The Adviser is currently a privately owned corporation controlled by Daniel F. Dent. The Adviser has provided investment advisory and management services to clients since 1976. The Fund is the first mutual fund for which the Adviser has provided investment advisory services. As of September 30, 2005, the Adviser and its affiliates had approximately $2.2 billion of assets under management.


Subject to the general oversight of the Board, the Adviser makes investment decisions for the Fund. The Adviser receives an annual advisory fee of 1.00% of the average daily net assets of the Fund. The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses so that total annual operating expenses do not exceed 1.25% of the Fund's average daily net assets through October 31, 2006. As a result, the Adviser actually received 0.54% of the Fund's average daily assets for the fiscal year ended June 30, 2005.

A discussion summarizing the basis on which the Board most recently approved the Investment Advisory Agreement between the Trust and the Adviser with respect to the Fund will be included in the Fund's semi-annual report for the six months ended December 31, 2005 and is available in the SAI.


PORTFOLIO MANAGER


DANIEL F. DENT, Founder and President of the Adviser since 1976, is primarily responsible for the day-to-day management of the Fund. Mr. Dent has more than 30 years of experience in the investment industry. While Mr. Dent is primarily responsible for the day-to-day management of the Fund, he consults with members of the Adviser's senior management team including Linda McCleary, Thomas O'Neil, Jr., Michael Morrill, Matthew Dent and Gary Mitchell.


The Fund's SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of securities in the Fund.

OTHER SERVICE PROVIDERS

Citigroup Fund Services, LLC ( "Citigroup"), provides certain administration, portfolio accounting and transfer agency services to the Fund.

Foreside Fund Services, LLC, the Trust's principal underwriter (the "Distributor") acts as the Trust's Distributor in connection with the offering of Fund shares. The Distributor may enter into arrangements with

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banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares. The Distributor is not affiliated with the Adviser or with Citigroup or its affiliated companies.

FUND EXPENSES

The Fund pays for its expenses out of its own assets. The Fund's expenses are comprised of its own expenses as well as Trust expenses that are allocated among the Fund and the other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of the Fund. Any fee waiver or expense reimbursement increases investment performance of the Fund for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.


The Adviser has contractually agreed to waive a portion of its fees in order to limit total operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.25% of the Fund's average daily net assets through October 31, 2006.


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YOUR ACCOUNT


 HOW TO CONTACT THE FUND

 WRITE TO US AT:
  DF Dent Premier Growth Fund
  P.O. Box 446
  Portland, Maine 04112
 OVERNIGHT ADDRESS:
  DF Dent Premier Growth Fund

  Two Portland Square

  Portland, Maine 04101
 TELEPHONE US AT:
  (866) 2DF-DENT (toll free) or
  (866) 233-3368
 E-MAIL US AT:
  dfdent@citigroup.com
 WIRE INVESTMENTS (OR ACH PAYMENTS) TO:
  Citibank, N.A.
  New York, New York
  ABA #021000089
 FOR CREDIT TO:
  Citigroup Fund Services, LLC
  Account # 30576692
  DF Dent Premier Growth Fund
  (Your Name)
  (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) the Fund's shares on each weekday that the New York Stock Exchange is open. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.


You may purchase or sell (redeem) Fund's shares at the net asset value of a share ("NAV") next calculated after the transfer agent receives your request in proper form (as described in this Prospectus on pages 12 through 20). For instance, if the transfer agent receives your purchase request in proper form after 4:00 p.m., Eastern Time, your transaction will be priced at the next business day's NAV. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.


The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.


The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which NAV is calculated may change in case of an emergency.

The Fund's NAV is determined by taking the market value of the Fund's total assets, subtracting the Fund's liabilities and then dividing the result (net assets) by the number of shares outstanding of the Fund.

The Fund values securities for which market quotations are readily available at current market value other than certain short-term securities which are valued at amortized cost. Exchange traded securities for which

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market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Fund business day. In the absence of sales, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price. Fixed income securities may be valued at prices supplied by the Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.


The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or the Adviser believes the prices or values available are unreliable. Market quotations may not be readily available or may be unreliable if, among other things, (1) the exchange on which the Fund's security is principally traded closes early; (2) trading in a portfolio security was halted during the day and did not resume prior to the time as of which the Fund calculates its NAV, or (3) events occur after the close of the securities markets on which the Fund's portfolio securities primarily trade but before the time as of which the Fund calculates its NAV.


The Fund's investment in securities of smaller companies is more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies.

Fair valuation is based on subjective factors and as a result, the fair value price of a security may differ from the security's market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

The Adviser may enter into arrangements with financial institutions whereby the Adviser agrees to pay a financial institution for inclusion of the Fund on the financial institution's mutual fund "supermarket" platform.

ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal law. The Trust has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or
(iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or

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illegal activity. These actions will be taken when, at the sole discretion of
Trust management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISCLOSURE OF PORTFOLIO HOLDINGS A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Trust's anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check).

   CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "DF Dent Premier Growth Fund" or to one or more owners of the account and endorsed to "DF Dent Premier Growth Fund." For all other accounts, the check must be made payable on its face to "DF Dent Premier Growth Fund." A $20 charge may be imposed on any returned checks.

   ACH Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

   WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                                              MINIMUM INITIAL MINIMUM ADDITIONAL
                                                INVESTMENT        INVESTMENT
Standard Accounts                                $100,000           $2,000
Traditional and Roth IRA Accounts                $100,000           $1,000
Accounts with Systematic Investment Plans        $100,000           $1,000

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ACCOUNT REQUIREMENTS

                 TYPE OF ACCOUNT                                      REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS .  Instructions must be signed by all persons
Individual accounts are owned by one person, as       required to sign exactly as their names appear
are sole proprietorship accounts. Joint accounts      on the account
have two or more owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)         .  Depending on state laws, you can set up a
These custodial accounts provide a way to give        custodial account under UGMA or UTMA
money to a child and obtain tax benefits           .  The custodian must sign instructions in a
                                                      manner indicating custodial capacity
CORPORATIONS/OTHER                                 .  Submit a certified copy of its articles of
                                                      incorporation (a government-issued business
                                                      license or other document that reflects the
                                                      existence of the entity) and corporate
                                                      resolution or secretary's certificate
TRUSTS                                             .  The trust must be established before an
                                                      account can be opened
                                                   .  Provide the first and signature pages from the
                                                      trust documents identifying the trustees

ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you. If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

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The Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the NAV next calculated after the Fund decides to close your account and to remit the proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes.

The Fund may reject your application under the Trust's Anti-Money Laundering Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

LIMITATIONS ON FREQUENT PURCHASES The Board has adopted polices and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the Fund's policy to discourage short-term trading. Frequent trading in the Fund such as trades seeking short-term profits from market momentum and other timing strategies may interfere with the management of the Fund's portfolio and result in increased administrative and brokerage costs and a potential dilution in the value of Fund shares. As money is moved in and out, the Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.


Focus is placed on identifying redemption transactions which may be harmful to the Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchases within a pre-determined period of time. If frequent trading trends are detected, an appropriate course of action is taken. The Fund reserves the right to cancel (within one business day), restrict, or reject without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund's portfolio, and purchase orders not accompanied by payment.


Because the Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemptions. As a consequence, the Fund's ability to monitor and discourage abusive trading practices in such accounts may be limited.

The investment in securities of smaller companies may make the Fund more susceptible to market timing as shareholders may try to capitalize on the market volatilities of such securities and the effect of the volatilities on the value of Fund shares.

The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations.

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INVESTMENT PROCEDURES

             HOW TO OPEN AN ACCOUNT                           HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                           BY CHECK
..  Call or write us for an account application     .  Fill out an investment slip from a
..  Complete the application (and other required       confirmation or write us a letter
   documents)                                      .  Write your account number on your check
..  Mail us your application (and other required    .  Mail us the slip (or your letter) and the check
   documents) and a check
BY WIRE                                            BY WIRE
..  Call or write us for an account application     .  Call to notify us of your incoming wire
..  Complete the application (and other required    .  Instruct your financial institution to wire
   documents)                                         your money to us
..  Call us to fax the completed application (and
   other required documents) and we will assign
   you an account number
..  Mail us your original application (and other
   required documents)
..  Instruct your financial institution to wire
   your money to us
BY ACH PAYMENT                                     BY SYSTEMATIC INVESTMENT
..  Call or write us for an account application     .  Complete the systematic investment section of
..  Complete the application (and other required       the application
   documents)                                      .  Attach a voided check to your application
..  Call us to fax the completed application (and   .  Mail us the completed application and voided
   other required documents) and we will assign       check
   you an account number                           .  We will electronically debit your purchase
..  Mail us your original application (and other       proceeds from the financial institution
   required documents)                                account identified on your account application
..  We will electronically debit your purchase
   proceeds from the financial institution
   account identified on your account application

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $1,000.

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CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

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SELLING SHARES

The Fund processes redemption orders promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days.

                                 HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
.. Prepare a written request including:
  . Your name(s) and signature(s)
  . Your account number
  . The Fund name
  . The dollar amount or number of shares you want to sell
  . How and where to send the redemption proceeds
.. Obtain a signature guarantee (if required)
.. Obtain other documentation (if required)
.. Mail us your request and documentation

BY WIRE
.. Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
.. Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
.. Mail us your request (See "By Mail")

BY TELEPHONE
.. Call us with your request (unless you declined telephone redemption privileges on your account application)
.. Provide the following information:
  . Your account number
  . Exact name(s) in which the account is registered
  . Additional form of identification
.. Redemption proceeds will be:
  . Mailed to you OR
  . Wired to you (unless you declined wire redemption privileges on your account application) (See
    "By Wire")

SYSTEMATICALLY
.. Complete the systematic withdrawal section of the application
.. Attach a voided check to your application
.. Mail us your completed application
.. Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

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WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $500.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

..  Written requests to redeem $100,000 or more

..  Changes to a shareholder's record name

.. Redemptions from an account for which the address or account registration has changed within the last 30 days

.. Sending redemption and distribution proceeds to any person, address or financial institution account not on record

.. Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account

.. Adding or changing ACH or wire instructions, telephone redemption or exchange options, or any other election in connection with your account


The transfer agent reserves the right to require signature guarantees on all redemptions.


SMALL ACCOUNTS If the value of your account falls below $25,000 ($10,000 for IRAs), the Fund may ask you to increase your balance. If the account value is still below $25,000 ($10,000 for IRAs) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

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LOST ACCOUNTS The transfer agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable on two or more occasions, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be canceled.


EXCHANGE PRIVILEGES

You may exchange your shares of the Fund for shares of other funds in the Trust by telephone or in writing. For a list of funds available for exchange, you may call the transfer agent. If you exchange into a fund that has a sales charge, you will have to pay that fund's sales charge at the time of the exchange. Because exchanges are a sale and purchase of shares, they may have tax consequences. The Fund reserves the right to refuse any exchange request, particularly requests that could adversely affect the Fund or its operations.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

                                          HOW TO EXCHANGE
BY MAIL
.. Prepare a written request including:
  . Your name(s) and signature(s)
  . Your account number
  . The names of each fund you are exchanging
  . The dollar amount or number of shares you want to sell (and exchange)
.. Open a new account and complete an account application if you are requesting different shareholder privileges
.. Obtain a signature guarantee, if required
.. Mail us your request and documentation

BY TELEPHONE
.. Call us with your request (unless you declined telephone redemption privileges on your account application)
.. Provide the following information:
  . Your account number
  . Exact name(s) in which account is registered
  . Additional form of identification

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RETIREMENT ACCOUNTS

The Fund offers IRA accounts, including traditional and Roth IRAs. The Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

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OTHER INFORMATION

DISTRIBUTIONS

The Fund declares distributions from net investment income and pays those distributions annually. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on the Fund's distributions, regardless of whether you reinvest them or receive them in cash. The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. A portion of the dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders. The Fund's distributions of long-term capital gain (if any), are taxable to you as long-term capital gain, regardless of how long you have held your shares. Generally, the Fund's distributions will consist primarily of long-term capital gain. Distributions may also be subject to state and local taxes.

Some of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal income tax rate of 15% (5% for individuals in lower tax brackets) through 2008. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that the holding period and other requirements are met by the Fund and the shareholder.

Distributions of capital gain and the Fund's distribution of net investment income reduce the NAV of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares may be a taxable transaction for Federal income tax purposes. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transaction equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held your Fund shares for more than one year at the time of the sale or exchange.

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The Fund may be required to withhold Federal income tax at the required Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware statutory trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

22

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FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance for the past five years or for the period of the Fund's operations if less than five years. Certain information reflects financial results for a single Fund share. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements for the year ended June 30, 2005, which have been audited by Deloitte & Touche LLP. The Fund's financial statements and the report of the independent registered public accounting firm are included in the Annual Report dated June 30, 2005, which is available upon request, without charge.

                                          YEAR ENDED    YEAR ENDED    YEAR ENDED     PERIOD ENDED
                                         JUNE 30, 2005 JUNE 30, 2004 JUNE 30, 2003 JUNE 30, 2002 (A)
SELECTED DATA FOR A SINGLE SHARE

NET ASSET VALUE, BEGINNING OF
PERIOD                                        $11.90        $9.15         $8.92          $10.00
                                          ----------      -------       -------        --------
OPERATIONS:
      Net investment income (loss)        (0.05) (b)       (0.04)        (0.03)          (0.03)
      Net realized and unrealized
      gain (loss) on investments                1.29         2.79          0.26          (1.05)
                                          ----------      -------       -------        --------
Total from Investment Operations                1.24         2.75          0.23          (1.08)
                                          ----------      -------       -------        --------
NET ASSET VALUE, END OF PERIOD                $13.14       $11.90         $9.15           $8.92
                                          ==========      =======       =======        ========
TOTAL RETURN (C)                             10.42 %      30.06 %        2.58 %        (10.80)%

RATIO/SUPPLEMENTARY DATA:
      Net Assets at End of Period
      (000's omitted)                        $41,475      $20,383       $11,497          $7,490
      Ratios to average net
      assets (d):
        Net expenses                          1.25 %       1.25 %        1.25 %          1.25 %
        Gross expenses (e)                    1.71 %       2.09 %        2.67 %          3.25 %
        Net investment income
        (loss)                               (0.40)%      (0.58)%       (0.37)%         (0.47)%
PORTFOLIO TURNOVER RATE                          7 %         20 %          14 %             0 %

/(a)/ Commenced operations on July 16, 2001.
/(b)/ Calculated based on average shares outstanding during the period.
/(c)/ Not annualized for periods less than one year.
/(d)/ Annualized for periods less than one year.
/(e)/ Reflects the expense ratio excluding any waivers and/or reimbursements.

                                                                             23

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                             FOR MORE INFORMATION


                          ANNUAL/SEMI-ANNUAL REPORTS
Additional information about the Fund's investments is available in the Fund's annual/semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The SAI provides more detailed information about the Fund and is incorporated by reference into, and thus is part of, this Prospectus.

                              CONTACTING THE FUND
You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                          DF Dent Premier Growth Fund
                                 P.O. Box 446
                             Portland, Maine 04112
                          (866) 2DF-DENT (toll free)
                                (866) 233-3368
                         E-mail: dfdent@citigroup.com


The Adviser does not post the SAI and annual/semi-annual reports on the Fund's Web site because these documents are available on the SEC Web site.


                            SECURITIES AND EXCHANGE
                            COMMISSION INFORMATION
You can also review the Fund's annual/semi-annual reports, the SAI, and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

                             Public Reference Room
                      Securities and Exchange Commission
                          Washington, D.C. 20549-0102
                      E-mail address: publicinfo@sec.gov

Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's Web site at www.sec.gov.

                   Investment Company Act File No. 811-3023

--------------------------------------------------------------------------------


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STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


NOVEMBER 1, 2005


INVESTMENT ADVISOR:                         AUXIER FOCUS FUND

Auxier Asset Management LLC
5000 S.W. Meadows Road, Suite 410
Lake Oswego, OR  97035-2224

ACCOUNT INFORMATION
AND SHAREHOLDER SERVICES:


Citigroup Fund Services, LLC

P.O. Box 446
Portland, Maine 04112

(877) 3-AUXIER (877) 328-9437



This Statement of Additional Informati on (the "SAI") supplements the Prospectuses dated November 1, 2005, as may be amended from time to time, offering Investor, A and C Shares of Auxier Focus Fund (the "Fund") (together, the "Prospectuses"), a separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectuses. You may obtain the Prospectuses without charge by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.

Financial statements for the Fund for the year ended June 30, 2005 are included in the Annual Report to shareholders and are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

GLOSSARY                                                   1

INVESTMENT POLICIES AND RISKS                              2

INVESTMENT LIMITATIONS                                     9

MANAGEMENT                                                11

PORTFOLIO TRANSACTIONS                                    19

PURCHASE AND REDEMPTION INFORMATION                       23

TAXATION                                                  26

OTHER MATTERS                                             30

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS           A-1

APPENDIX B - MISCELLANEOUS TABLES                        B-1

APPENDIX C - PROXY VOTING PROCEDURES                     C-1

APPENDIX D - IA POLICIES AND PROCEDURES MANUAL           D-1

GLOSSARY
--------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed.


        "Accountant" means Citigroup.

        "Administrator" means Citigroup.


        "Advisor" means Auxier Asset Management LLC

        "Board" means the Board of Trustees of the Trust.


        "Citigroup" means Citigroup Fund Services, LLC.


        "CFTC"  means Commodities Future Trading Commission.

        "Code"  means the Internal Revenue Code of 1986, as amended.


        "Custodian" means Citibank, N.A.

        "Distributor" means Foreside Fund Services, LLC.

        "Fund"  means Auxier Focus Fund.


        "Independent Trustee" means a Trustee that is not an "interested person" of the Trust, as that term is defined in Section 2(a)(19) of the 1940 Act.

        "IRS" means Internal Revenue Service.

        "Moody's" means Moody's Investors Service.

        "NAV" means net asset value per share.

        "NRSRO" means a nationally recognized statistical rating organization.

        "SAI" means Statement of Additional Information.

        "SEC" means the U.S. Securities and Exchange Commission.

        "S&P" means Standard & Poor's Corporation, a division of the McGraw Hill Companies.


        "Transfer Agent" means Citigroup.


        "Trust" means Forum Funds.

        "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

        "1933 Act" means the Securities Act of 1933, as amended.

        "1940 Act" means the Investment Company Act of 1940, as amended.

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INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The Fund is a non-diversified series of the Trust. The Fund offers three classes: Investor Shares, A Shares and C Shares. On December 10, 2004, the Fund acquired the assets and liabilities of Auxier Focus Fund, a series of Unified Series Trust (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund maintained the same investment objective and similar investment policies to that of the Fund. Prior to January 3, 2003, the Predecessor Fund was a series of Ameriprime Funds (the "Ameriprime Fund"). This section discusses in greater detail than the Fund's Prospectuses certain investments that the Fund can make.


EQUITY SECURITIES. Equity securities consist of common stock, American Depositary Receipts ("ADRs"), rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, the return and net asset value of the Fund will fluctuate. Securities in the Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Equity securities also include SPDRs (S&P Depositary Receipts, known as "Spiders"), DIAMONDS, QQQs and a number of other exchange traded funds. SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQs trade on the American Stock Exchange under the symbol QQQ. Exchange traded products also include iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, the Fund may invest in new exchange traded shares as they become available.

FIXED INCOME SECURITIES. The Fund may invest in short- and long-term debt securities, preferred stock, convertible preferred stock, convertible bonds and convertible debt securities. The Fund will not invest more than 5% of its net assets in each of the following: preferred stock, convertible preferred stock and convertible bonds. Changes in interest rates will affect the value of the Fund's investments in debt securities. Increases in interest rates may cause the value of the Fund's investments to decline and this decrease in value may not be offset by higher interest income from new investments. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of fixed income securities. The Fund may invest up to 25% of its net assets in junk bonds rated at the time of purchase BB/Ba or lower by S&P or Moody's or, unrated, but determined to be of comparable quality by the Advisor. Junk bonds are subject to greater market risk and credit risk, or loss of principal and interest, than higher rated securities, as described below under "Lower Quality Debt Securities." Appendix A of this SAI describes the securities ratings used by various ratings agencies.


CORPORATE DEBT SECURITIES. Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper, which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Fixed rate corporate debt securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.


Many corporate debt obligations permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Fund owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.

Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance.

VARIABLE AND FLOATING RATE SECURITIES. Certain debt securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on these securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index. Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as "inverse floaters"). Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. This mechanism may increase the volatility of the security's market value while increasing the security's yield.

Many variable rate instruments include the right of the holder to demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for the Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to those instruments.

LOWER QUALITY DEBT SECURITIES. Lower quality debt securities (commonly called "junk bonds") often are considered to be speculative and involve greater risk of default or price change due to changes in the issuer's creditworthiness or changes in economic conditions. The market prices of these securities will fluctuate over time, may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. The market for lower quality securities may be less liquid than the market for securities of higher quality. Furthermore, the liquidity of lower quality securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher quality securities, and it also may be more difficult during certain adverse market conditions to sell lower quality securities at their fair value to meet redemption requests or to respond to changes in the market.
Lower quality securities present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises the provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences unexpected net redemptions, this may force it to sell its high yield bonds, without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

Since the risk of default is higher for lower quality securities and sometimes increases with the age of these securities, the Advisor's research and credit analysis are an integral part of managing any securities of this type held by the Fund. In considering investments for the Fund, the Advisor attempts to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earning prospects, and the experience and managerial strength of the issuer.


MUNICIPAL SECURITIES. Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.


The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority.

Municipal securities may carry fixed or floating rates of interest. Most municipal securities pay interest in arrears on a semi-annual or more frequent basis. However, certain securities, typically known as capital appreciation bonds or zero coupon bonds, do not provide for any interest payments prior to maturity. Such securities are normally sold at a discount from their stated value, or provide for periodic increases in their stated value to reflect a compounded interest rate. The market value of these securities is also more sensitive to changes in market interest rates than securities that provide for current interest payments.

Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer's receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Tax and Revenue Anticipation Notes and Construction Loan Notes. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer's payment obligations under the notes or that refinancing will be otherwise unavailable.


PREFERRED STOCK. Preferred stock has a preference in liquidation (and, generally in dividends) over common stock but is subordinated in liquidation to debt. As a general rule, the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities (typically, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody's although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Fund. The Advisor expects, however, that generally the preferred stocks in which the Fund invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends. See Appendix A of this SAI for a further discussion of the ratings used by Moody's and S&P.

CONVERTIBLE SECURITIES. A convertible security is a bond or preferred stock, which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream generally higher in yield than in the income derived from a common stock but lower than that afforded by a non-convertible debt security, convertible securities also afford an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.


In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

FOREIGN SECURITIES. The Fund may invest in foreign equity and debt securities. Foreign securities, including ADRs, are subject to additional investment risks. All foreign investments are subject to foreign political and economic instability. There may be less information publicly available about foreign issues than about domestic issues, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Investments in foreign securities also include the risk that the foreign government will impose restrictions on foreign currency transactions and rates of exchanges, will impose other regulations on exchange controls or will impose the seizure or nationalization of foreign assets. There is also the risk that there will be changes in the administrations or economic and monetary policies of related foreign governments, resulting in the possibility of expropriation decrees and other adverse foreign governmental action, or the imposition of new taxes. Foreign markets also tend to be less liquid and typically involve less government supervision of exchanges, brokers and issuers, as well as, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility and investing in foreign securities will generally result in higher commissions than investing in similar domestic securities. Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency denominated securities held by a Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

ADDITIONAL RISKS OF HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose funds investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which a fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries also are characterized by political uncertainty or instability.

Other factors that may influence the ability or willingness to service debt include, but are not limited to: a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be affected adversely. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

The cost of servicing external debt also generally will be affected adversely by rising international interest rates, because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. The ability to service external debt also will depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing, a governmental obligor may default on its obligations. If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Sovereign obligors in developing and emerging countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit that may affect adversely the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be involved directly in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants

BORROWING. The Fund may borrow amounts up to 5% of its total assets to meet redemption requests. Because the Fund's investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund's net asset value may tend to increase more than its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Fund's custodian, subcustodian or tri-party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow the Fund to earn income for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

Repurchase agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, the Fund may have difficulties in exercising its rights to the underlying securities. The Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by or lent by the Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. The Fund will only enter a repurchase agreement with a seller that the Advisor believes presents minimal credit risk.


SHORT SALES. The Fund may engage in short selling activities, which are significantly different from the investment activities commonly associated with conservative stock funds. The Fund may make short sales of securities or maintain a short position, in each case only against the box. A short sale is "against the box" to the extent the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment. In a short sale, the seller sells a borrowed security and has a corresponding obligation to the lender to deliver the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. In addition, while borrowing securities for outstanding short sales, the Fund provides the lender collateral which is marked to market in an amount equal to the value of the security borrowed. The Fund will not make short sales if, as a result, more than 20% of the Fund's net assets would be held as collateral for short sales.

Positions in shorted securities are speculative and more risky than long positions in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Investors should be aware of the intrinsic risk involved in the Fund and be cognizant that any strategy that includes selling securities short can suffer significant losses.

In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund's custodian of cash or high grade liquid assets equal to the market value of the securities sold less any collateral deposited with its broker. Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

TEMPORARY DEFENSIVE POSITION

The Fund may invest in prime quality money market instruments, pending investment of cash balances. The Fund may assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Fund's Advisor to be of comparable quality. The Fund can also invest in cash and prime quality cash equivalents pending settlement of investments.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

1. FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations that cannot be changed by the Board without shareholder approval.

BORROWING MONEY The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

SENIOR SECURITIES The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the 1940 Act.

UNDERWRITING The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

REAL ESTATE The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities, which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

COMMODITIES The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

LOANS The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

CONCENTRATION The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust, on behalf of the Fund, as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the policy regarding borrowing money set forth above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Fund, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, on behalf of the Fund and within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.


2. NON-FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, which are not fundamental policies of the Fund. The Fund may not:

PLEDGING The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

BORROWING The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

MARGIN PURCHASES The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

SHORT SALES The Fund will not effect short sales of securities except as described in the Prospectuses or this SAI.

OPTIONS The Fund will not purchase or sell puts, calls, options or straddles except as described in the Prospectuses or this SAI.

ILLIQUID SECURITIES The Fund will not purchase illiquid securities which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.


LOANS OF PORTFOLIO SECURITIES The Fund will not make loans of portfolio securities.

MANAGEMENT
--------------------------------------------------------------------------------

1. TRUSTEES AND OFFICERS


The Board is responsible for oversight of the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and certain officers of the Trust. The fund complex includes the Trust and two other investment companies (collectively, the "Fund Complex"), which hold themselves out to investors as related companies for purposes of investment and investor services. Mr. Keffer is considered an Interested Trustee due to his affiliation with a Trust adviser and the Trust's distributor within the past two years. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The addresses for all Trustees and officers is Two Portland Square, Portland, ME 04101, unless otherwise indicated. Each Trustee oversees thirty-one portfolios in the Fund Complex. Each Independent Trustee is also an Independent Trustee of Monarch Funds, a registered investment company within the Fund Complex. John Y. Keffer is an Interested Trustee/Director of Wintergreen Fund, Inc. and Monarch Funds.



-------------------------------------------------------------------------------------------------------------------
                                                   TERM OF
                                 POSITION        OFFICE AND                      PRINCIPAL OCCUPATION(S)
      NAME,                      WITH THE         LENGTH OF                              DURING
  AGE AND ADDRESS                 TRUST          TIME SERVED                         PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------
J. Michael Parish              Chairman of       Since 1989       Retired; Partner, Wolfe, Block, Schorr and
Born:  November 9, 1943        the Board;        (Chairman        Solis-Cohen LLP (law firm) 2002 - 2003; Partner,
                               Trustee;          since 2004)      Thelen Reid & Priest LLP (law firm) from 1995 -
                               Chairman,                          2002.
                               Compliance
                               Committee,
                               Nominating
                               Committee
                               and Qualified
                               Legal
                               Compliance
                               Committee
-------------------------------------------------------------------------------------------------------------------
Costas Azariadis               Trustee           Since 1989       Professor of Economics, University of
Born:  February 15, 1943       Chairman,                          California-Los Angeles; Visiting Professor of
                               Valuation                          Economics, Athens University of Economics and
                               Committee                          Business 1998 - 1999.
-------------------------------------------------------------------------------------------------------------------
James C. Cheng                 Trustee           Since 1989       President, Technology Marketing Associates
Born:  July 26, 1942           Chairman,                          (marketing company for small- and medium-sized
                               Audit                              businesses in New England).
                               Committee
-------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------------------------
John Y. Keffer                 Trustee           Since 1989       President, Forum Trust, LLC (a non-depository
Born:  July 15, 1942           Chairman,                          trust company) since 1997; President, Citigroup's
                               Contracts                          fund services division since 2003; President,
                               Committee                          Forum Financial Group, LLC ("Forum")  (a fund
                                                                  services company acquired by Citigroup in 2003).
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                   TERM OF
                                 POSITION        OFFICE AND                      PRINCIPAL OCCUPATION(S)
      NAME,                      WITH THE         LENGTH OF                              DURING
  AGE AND ADDRESS                 TRUST          TIME SERVED                         PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------
OFFICERS
-------------------------------------------------------------------------------------------------------------------
Simon D. Collier               President and      Since 2005      Managing Director and Principal Executive
Born: October 22, 1961         Principal                          Officer, Foreside Fund Services, LLC, the Trust's
                               Executive                          Distributor since 2005; Chief Operating Officer
                               Officer                            and Managing Director, Global Fund Services,
                                                                  Citibank, N.A. from 2003 - 2005; Managing
                                                                  Director, Global Securities Services for
                                                                  Investors, Citibank, N.A. from 1999 - 2003.
-------------------------------------------------------------------------------------------------------------------
Carl A. Bright                 Principal          Since 2005      President, Foreside Fund Services, LLC, the
Born: December 20, 1957        Financial                          Trust's Distributor since 2004; Consultant,
                               Officer                            Foreside Solutions, LLC 2000 - 2003 (mutual fund
                                                                  development company).
-------------------------------------------------------------------------------------------------------------------
Beth P. Hanson                 Vice President/    Since 2003      Relationship Manager; Citigroup's fund services
Born:  July 15, 1966           Assistant                          division since 2003; Relationship Manager, Forum
                               Secretary                          1999 - 2003.
-------------------------------------------------------------------------------------------------------------------
Sara M. Morris                 Vice President     Since 2004      Director and Relationship Manager, Citigroup's
Born: September 18, 1963                                          fund services division since 2004; Chief
                                                                  Financial Officer, The VIA Group, LLC (strategic
                                                                  marketing company) 2000 - 2003.
-------------------------------------------------------------------------------------------------------------------
Trudance L. Bakke              Treasurer          Since 2005      Manager, Citigroup's fund services division since
Born: August 11, 1971                                             2003; Senior Manager of Corporate Finance, Forum
                                                                  1999 - 2003.
-------------------------------------------------------------------------------------------------------------------
David M. Whitaker              Secretary          Since 2004      Counsel, Citigroup's fund services division since
Born: September 6, 1971                                           2004; Assistant Counsel, PFPC, Inc. (a fund
                                                                  services company) 1999 - 2004.
-------------------------------------------------------------------------------------------------------------------



               TRUSTEE OWNERSHIP IN FAMILY OF INVESTMENT COMPANIES



-----------------------------------------------------------------------------------------------
                                                                  AGGREGATE DOLLAR RANGE OF
                                                                 OWNERSHIP AS OF DECEMBER 31,
                               DOLLAR RANGE OF BENEFICIAL        2004 IN ALL FUNDS  OVERSEEN BY
                              OWNERSHIP IN THE FUND AS OF           TRUSTEE IN THE FAMILY OF
              TRUSTEES             DECEMBER 31, 2004                  INVESTMENT COMPANIES
-----------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------
John Y. Keffer                            None                          $10,001-$50,000
-----------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------
Costas Azariadis                          None                                None
-----------------------------------------------------------------------------------------------
James C. Cheng                            None                                None
-----------------------------------------------------------------------------------------------
J. Michael Parish                         None                          Over $100,000
-----------------------------------------------------------------------------------------------


2. OWNERSHIP OF SECURITIES OF THE ADVISOR AND RELATED COMPANIES


As of december 31, 2004, no Independent Trustee or any of his immediate family members owned beneficially or of record any securities of the Trust investment advisor, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment advisor or principal underwriter.

3. INFORMATION CONCERNING TRUST COMMITTEES

AUDIT COMMITTEE The Trust's Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Audit

Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent public accountants to the Trust. In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. The Fund is a new Trust series. The Audit Committee met in September 2004 to approve the Fund's auditors for the Fund's fiscal year ending June 30, 2005. During the fiscal year ended June 30, 2005 the Audit Committee met four times.

NOMINATING COMMITTEE The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider nominees for Independent Trustees recommended by security holders. During the fiscal year ended June 30, 2005 the Nominating Committee did not meet.

VALUATION COMMITTEE The Trust's Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer, and Parish, and certain officers of the Trust. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining NAV of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. The Fund is a new Trust series and the Valuation Committee has not met regarding the Fund. During the fiscal year ended June 30, 2005 the Valuation Committee met fourteen times.

QUALIFIED LEGAL COMPLIANCE COMMITTEE The Qualified Legal Compliance Committee (the "QLCC'), which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable federal and state law or the breach of fiduciary duties under applicable federal and state law by the Trust or an employee or agent of the Trust. The Fund is a new Trust series and the QLCC has not met regarding the Fund. During the fiscal year ended June 30, 2005 the QLCC did not meet.

CONTRACTS COMMITTEE The Contracts Committee, which meets when necessary, consists of all of the Trustees. The Contracts Committee reviews the Trust's service provider contracts and fees in connection with their periodic approval. The Contracts Committee was formed at the Board's September 22, 2005 meeting and thus did not meet during the fiscal year ended June 30, 2005.

COMPLIANCE COMMITTEE The Compliance Committee, which meets when necessary, consists of all of the Trustees and the Trust's Chief Compliance Officer ("CCO"). The Compliance Committee oversees the Trust's CCO and any compliance matters that arise and relate to the Trust. The Compliance Committee was formed at the Board's September 22, 2005 meeting and thus did not meet during the fiscal year ended June 30, 2005.


4. COMPENSATION OF TRUSTEES AND OFFICERS


Each Independent Trustee is paid an annual retainer fee of $12,000 for service to the Trust ($15,000 for the Chairman). In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended ($2,250 for the Chairman) $500 for each short special Board meeting attended and $1,500 for each special Board meeting attended whether the regular or special Board meetings are attended in person or by electronic communication. In addition, a $6,000 annual stipend will be paid to each Independent Trustee that serves as Chairman of one or more Board Committees. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for service as Trustee. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each Trustee by the Fund and the Fund Complex for the fiscal year ending June 30, 2005.

-----------------------------------------------------------
                                         TOTAL COMPENSATION
                      COMPENSATION         FROM THE TRUST
TRUSTEE                FROM FUND          AND FUND COMPLEX
-----------------------------------------------------------
Costas Azariadis         $ 712                $ 38,300
-----------------------------------------------------------
James C. Cheng           $ 712                $ 38,300
-----------------------------------------------------------
J. Michael Parish        $ 915                $ 47,350
-----------------------------------------------------------



5. INVESTMENT ADVISOR


SERVICES OF ADVISOR The Advisor serves as investment advisor to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund. The Advisor may also pay fees to certain brokers/dealers to have the Fund available for sale through such institutions as well as for certain shareholder services provided to customers purchasing Fund shares through such institutions.


OWNERSHIP OF ADVISOR The Fund's investment advisor is Auxier Asset Management, LLC, 5000 S.W. Meadows Road, Suite 410, Lake Oswego, OR 97035-2224. J. Jeffrey Auxier may be deemed to be a controlling person of the Advisor due to his control of JA Holdings, Inc. JA Holdings, Inc. was created to be the sole member of the Advisor.

INFORMATION REGARDING PORTFOLIO MANAGER The following information regarding the Fund's portfolio manager has been approved by the Advisor.

OTHER ACCOUNTS UNDER MANAGEMENT As of September 30, 2005, Mr. Auxier acted as portfolio manager for 1 other pooled investment vehicle with assets totaling $7.25 million and 324 other accounts with assets totaling $187.7 million. Mr. Auxier does not manage any other registered investment companies. No client managed by Mr. Auxier pays the Advisor a performance-based fee.

CONFLICTS OF INTEREST Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with the following conflicts:

     . The management of multiple client accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by the portfolio manager are managed using the same investment models that are used in connection with the management of the Fund.

     . If the portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, the Fund may be unable to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, the Advisor and the Fund have adopted procedures for allocating portfolio transactions across multiple accounts.

     . With respect to securities transactions for the Fund, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds and other accounts managed for organizations and individuals), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor may place separate, non-simultaneous transactions for the Fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other account.

The Advisor and the Fund have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

COMPENSATION OF PORTFOLIO MANAGER Mr. Auxier receives a fixed base cash salary. Compensation is not based on the investment performance or assets of the Fund or other advisory accounts.



PORTFOLIO MANAGER OWNERSHIP IN THE FUND



   ------------------------------------------------------------------
                          DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN THE
   PORTFOLIO MANAGER             FUNDS AS OF JUNE 30, 2005
   ------------------------------------------------------------------
   J. Jeffrey Auxier                 Over $ 1,000,000
   ------------------------------------------------------------------



FEES Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividends on securities sold short), fees and expenses of the non-interested person Trustees and extraordinary expenses (including organizational expenses), if any. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.35% of the average daily net assets of each Fund class.

Table 1 in Appendix B shows the dollar amount of the fees paid by the Fund to the Advisor, the amount of fees waived by the Advisor, and the actual fees received by the Advisor. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).


OTHER PROVISIONS OF ADVISORY AGREEMENT The Advisor is not affiliated with Citigroup or any company affiliated with Citigroup. The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Advisor on 60 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment. Under the Advisory Agreement, the Advisor is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

ADVISORY AGREEMENT APPROVAL At the September 14, 2004 Board meeting, the Board, including the Independent Trustees, considered the initial approval of the Fund's Advisory Agreement. The Board, including the Independent Trustees, considered: (i) the nature of services to be provided to the Fund, including the investment process to be used by the Fund as described in the Prospectuses, (ii) the level of staffing that would be used to support the Fund, (iii) the Advisor's trading policies including the procedures utilized by the Advisor to help ensure the best execution of the Fund's transactions, and (iv) a representation from the Advisor stating that the Fund's portfolio would be reviewed on an ongoing basis to help ensure compliance with the Fund's investment polices and applicable federal securities regulations.

The Board noted the experience of the portfolio manager as well as the prior performance of other vehicles managed by the Advisor. The Board assessed the distribution (12b-1) fee on the Fund's A and C shares and noted that the amount was consistent with industry practice and provided a reasonable means for marketing the Fund and growing assets, which could ultimately reduce the total expense ratio. The Board reviewed the Advisor's financial statements and concluded that it was a viable and reliable entity. In addition, the following factors supported a finding that the approval of the Advisory Agreement was in the best interests of the Fund's shareholders:

(1)     Advisor's willingness to contractually cap total fund expenses;
(2)     Assets in the Fund grew by $40 million over the past year; and
(3) A representation from the Advisor that it had not experienced any material code of ethics violations over the past twelve months.

Materials presented to the Board also provided information regarding the Advisor's compensation for providing advisory services to the Fund and analyzed comparative information on fees and expenses of similar mutual funds. After requesting and reviewing the above as well as certain other additional information, based on its evaluation of the above factors and with the assistance of independent counsel, the Board, including a majority of the Independent Trustees, approved the Advisory Agreement.


6. DISTRIBUTOR

DISTRIBUTION The Distributor (also known as principal underwriter) of the shares of the Fund, is located at Two Portland Square, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. Mr. Bright and Mr. Collier are affiliates of the Trust and the Distributor as they serve as officers of each entity.

Under a distribution agreement with the Trust (the "Distribution Agreement"), the Distributor acts as the distributor of the Trust in connection with the offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Fund (each a "Financial Institution," collectively, the "Financial Institutions") for distribution of Fund shares. These financial institutions may charge a fee for their services and may receive shareholder service fees even though shares of the Fund are sold with a sales charge. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund as the Distributor's agent.

Pursuant to the Distribution Agreement, the Distributor receives, and may reallow to certain financial institutions, the sales charge paid on purchases of the Fund's A Shares and redemptions of the Fund's C Shares. Sales charge information is not provided because A Shares and C Shares had not commenced operations prior to the Fund's fiscal year ended June 30, 2005.

DISTRIBUTION PLAN - A SHARES AND C SHARES In accordance with Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan (the "Plan") for the Fund's A Shares and C Shares which provides for payment to the Distributor of a Rule 12b-1 fee at the annual rate of up to 0.25% of the average daily net assets of the A Shares and up to 1.00% of the average daily net assets of C Shares as compensation for the Distributor's services as distributor. The Plan is a core component of the ongoing distribution of A Shares and C Shares.


The Plan provides that the Distributor may incur expenses for activities including, but not limited to, (1) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily NAV of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer of institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor or others in connection with the offering of A Shares and C Shares for sale to the public.

The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Independent Trustees. In addition, the Plan requires the Trust and the Distributor to prepare and submit to the Board for review, at least quarterly, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made. The Plan obligates the Fund to compensate the Distributor for its services and not to reimburse it for expenses incurred.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Independent Trustees. The Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Independent Trustees. The Plan may be terminated at any time by the Board, by a majority of the Independent Trustees or by shareholders of the Fund's A Shares and C Shares.


Distribution fee information is not provided because A Shares and C Shares had not commenced operations prior to the Fund's fiscal year ended June 30, 2005.


7. COMPLIANCE SERVICES


Under a Compliance Services Agreement (the "Compliance Agreement") with the Trust and subject to approval by the Board, the Distributor provides a CCO to the Trust as well as certain additional compliance support functions ("Compliance Services").

For making available the CCO and Certifying Officers and for providing the Compliance Services under the Compliance Agreement, effective June 1, 2005, the Distributor receives a fee from the Fund of (i) $27,500 per year and an (ii) annual fee of 0.01% of the Fund's average daily net assets, subject to an annual maximum of $20,000. The Advisor pays the Distributor its fee for services rendered to the Fund.

The Compliance Agreement with respect to the Fund continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Board of the Trust or by the Distributor with respect to the Fund on 60 days' written notice to the other party. Notwithstanding the foregoing, the provisions of the Compliance Agreement related to CCO services, may be terminated at any time by the Board, effective upon written notice to the CCO, without the payment of any penalty.

Under the Compliance Agreement, the Distributor is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Under the Compliance Agreement, the Distributor and certain related parties (such as the Distributors officers and persons who control the Distributor) are indemnified by the Trust against any and all claims and expenses related to the Distributor's actions or omissions, except for any act or omission resulting from the Distributor's willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

8. OTHER FUND SERVICE PROVIDERS

ADMINISTRATOR As administrator, pursuant to an administration agreement with the Trust (the "Administration Agreement"), the Administrator is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, the Administrator receives an annual fee of $36,000, plus 0.10% of the average daily net assets of the Fund on the first $100 million and 0.05% thereafter, plus an initial fee of $3,000 and an annual fee of $1,000 for ongoing CCO support services. The Advisor pays the Administrator its fee for services rendered.


The Administration Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Administration Agreement is terminable with or without cause and with respect to the Fund, and without penalty, by the Trust or by the Administrator with respect to the Fund on 90 days' written notice to the Trust. The Administration Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Administration Agreement, the Administrator is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the Administration Agreement, the Administrator and certain related parties (such as the Administrator's officers and persons who control the

Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.


FUND ACCOUNTANT As fund accountant, pursuant to an agreement with the Trust (the "Accounting Agreement"), the Accountant provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.


For its services, the Accountant receives a monthly fee of $2,500, plus $500 per month for each additional share class, $500 per month for portfolios with 100 to 199 securities, $750 per month for portfolios in excess of 200 securities, plus an annual rate of 0.03% of the average daily net assets of each Fund on the first $50 million, 0.01% on next $450 million and 0.005% thereafter. The Advisor pays the Accountant its fee for services rendered to the Fund.

The Accounting Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Accounting Agreement is terminable with or without cause and without penalty by the Trust or by the Accountant with respect to the Fund on 90 days' written notice to the Trust. The Accounting Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Accounting Agreement, the Accountant is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, the Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.

Under the Accounting Agreement, in calculating the Fund's NAV, the Accountant is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The Accounting Agreement also provides that the Accountant will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or if the loss in the shareholder's account with the Trust is less than or equal to $10.00. In addition, the Accountant is not liable for the errors of others, including the companies that supply securities prices to the Accountant and the Fund.


TRANSFER AGENT As transfer agent and distribution paying agent, pursuant to an agreement with the Trust, the Transfer Agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the Office of Comptroller of the Currency.

CUSTODIAN The Custodian, pursuant to an agreement with the Trust, safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at 388 Greenwich Street, New York, New York 10013.

LEGAL COUNSEL Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Avenue, N.W., Suite 200, Washington, DC 20036, passes upon legal matters in connection with the issuance of shares of the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts, 02116-5022, is the Fund's independent registered public accounting firm, providing audit services, tax services and assistance in consultation with respect to the preparation of filings with the SEC.

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

1. HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected; (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Advisor will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Advisor will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

2. COMMISSIONS PAID


Table 2 in Appendix B shows the aggregate brokerage commissions paid by the Fund. The data presented are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).


3. ADVISOR RESPONSIBILITY FOR PURCHASES AND SALES

The Advisor places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Advisor. The Advisor seeks "best execution" for all portfolio transactions. This means that the Advisor seeks the most favorable price and execution available for the purchase and sale of securities. The Fund has no obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Advisor in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula. The Advisor's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

4. CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. The spread is the difference between the bid and the offer price. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Advisor takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Advisor, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Advisor believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

5. OBTAINING RESEARCH FROM BROKERS

The Advisor has full brokerage discretion. The Advisor evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. The Advisor may give consideration to research services furnished by brokers to the Advisor for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Advisor's own internal research and investment strategy capabilities. This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Advisor's accounts, although a particular client may not benefit from all the research received on each occasion. The Advisor's fees are not reduced by reason of the Advisor's receipt of research services. Since most of the Advisor's brokerage commissions for research are for economic research on specific companies or industries, and since the Advisor follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Advisor's clients and the Fund's investors.

The Advisor may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.


Table 3 in Appendix B lists each broker to whom the Fund directed brokerage during the fiscal year in return for research services, the amount of transactions so directed and the amount of commissions generated therefrom.


6. COUNTERPARTY RISK

The Advisor monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

7. TRANSACTIONS THROUGH AFFILIATES

The Advisor may effect transactions through affiliates of the Advisor (or affiliates of those persons) pursuant to procedures adopted by the Trust.

8. OTHER ACCOUNTS OF THE ADVISOR

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Advisor or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. A particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Advisor's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Advisor occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

9. PORTFOLIO TURNOVER


The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a fund were replaced once in a period of one year. High portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

10. SECURITIES OF REGULAR BROKER-DEALERS

From time to time, the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parent companies of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.


Table 4 in Appendix B lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

11. PORTFOLIO HOLDINGS

Portfolio holdings of the Fund are disclosed to the public on a monthly basis in filings with the SEC. Portfolio holdings as of the end of the Fund's semi-annual fiscal periods are reported within 10 days of the mailing of the annual or semi-annual report (typically no later than 70 days of the end of each period). Portfolio holdings as of the end of the first and third fiscal quarters are reported within 60 days of the end of those periods. You may request a copy of the Fund's latest semi-annual report to shareholders by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of the Fund's latest Form N-Q by accessing the SEC's website at www.sec.gov.

In addition, the Advisor may make publicly available, on a quarterly basis, information regarding the Fund's top 10 holdings (including name and percentage of the Fund's assets invested in each such holding) and the percentage breakdown of the Fund's investments by country, sector and industry, as applicable. This information is made available through the Fund's website, marketing communications (including advertisements and sales literature), and/or the Transfer Agent telephone customer service center. This information is released within 15 days after the quarter end.

The Board has authorized disclosure of the Fund's nonpublic portfolio holdings information to certain persons who provide services on behalf of the Fund or to its service providers in advance of public release. The Advisor, Citigroup and the Custodian have regular and continuous access to the Fund's portfolio holdings. In addition, the officers and the Distributor, as well as any proxy voting services may have access to the Fund's nonpublic portfolio holdings information on an ongoing basis. Independent accountants receive nonpublic portfolio holding information at least annually and usually within seven days of the Fund's fiscal year end and may also have access to the Fund's nonpublic portfolio holdings information on an as needed basis. The Trustees and legal counsel to the Fund and to the Independent Trustees may receive information on an as needed basis. Mailing services (ADP) and financial printers (RR Donnelley) receive nonpublic portfolio holdings information no sooner than 30 days following the end of a quarter. The Board may authorize additional disclosure of the Fund's portfolio holdings.

No compensation is received by the Fund, nor, to the Fund's knowledge, paid to the Advisor or any other person in connection with the disclosure of the Fund's portfolio holdings. The Trust's, Advisor's, Administrator's and Distributor's codes of ethics (collectively, "Codes") are intended to address potential conflicts of interest arising from the misuse of information concerning the Fund's portfolio holdings. The Fund's service providers may be subject to confidentiality provisions contained within their service agreements, professional codes, or other policies that address conflicts of interest arising from the misuse of this information.

The Fund's portfolio holdings disclosure policy is reviewed by the Board from time to time. In order to help ensure that this policy is in the best interests of Fund shareholders as determined by the Board, the CCO will make an annual report to the Board. In addition, the Board will receive any interim reports that the CCO may deem appropriate. Any conflict identified by the Fund resulting from the disclosure of nonpublic portfolio holdings information between the interests of shareholders and those of the Advisor, the Distributor or any of their affiliates will be reported to the Board for appropriate action.

PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

1. GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.


The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed, but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.


Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

2. ADDITIONAL PURCHASE INFORMATION

Class shares are sold on a continuous basis by the distributor at net asset value ("NAV") plus any applicable sales charge. Accordingly, the offering price per share of a class may be higher than the class' NAV. The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Advisor's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

3. IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

4. UGMAS/UTMAS

If the custodian's name is not in the account registration of a gifts or transfers to minor ("UGMA/UTMA") account, the custodian must provide instructions in a manner indicating custodial capacity.

5. PURCHASES THROUGH FINANCIAL INSTITUTIONS


You may purchase and redeem shares through Financial Institutions. Certain Financial Institutions may authorize their agents to receive purchase or redemption orders for Fund shares or other requests on behalf of the Fund. Your order will be priced at the Fund's NAV next calculated after the Financial Institution receives your order so long as the Financial Institution transmits such order to the Fund consistent with the Fund's prospectus or the Financial Institution's contractual arrangements with the Fund. Financial institutions may charge their customers a fee for their services and are responsible for transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a Financial Institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly.

The Fund is not responsible for the failure of any financial institution to carry out its obligations.

The Advisor may pay certain Financial Institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for inclusion of the Fund on mutual fund "supermarket" platforms, for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.


6. ADDITIONAL REDEMPTION INFORMATION


You may redeem shares of the Fund at the NAV per share minus any applicable redemption fee. Accordingly, the redemption price per share of the Fund may be lower than its NAV per share. To calculate redemption fees, after first redeeming any shares associated with reinvested distributions, the Fund will use the first-in-first-out (FIFO) method to determine the holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in the account.

If a Financial Institution that maintains an account with the transfer agent for the benefit of its customer accounts agrees in writing to assess and collect redemption fees for the Fund from applicable customer accounts, no redemption fees will be charged directly to the Financial Institution's account by the Fund. Certain Financial Institutions that collect a redemption fee on behalf of the Fund may not be able to assess a redemption fee under certain circumstances due to operational limitations (i.e., on Fund shares transferred to the financial intermediary and subsequently liquidated). Customers purchasing shares through a Financial Institution should contact the intermediary or refer to the customer's account agreement or plan document for information about how the redemption fee for transactions for the Financial Institution's account or the customer's account is treated and about the availability of exceptions to the imposition of the redemption fee.


The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectuses.

7. SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading on the New York Stock Exchange is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may, by order, permit for the protection of the shareholders of the Fund.

8. REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Advisor, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

9. NAV DETERMINATION

In determining the Fund's NAV, securities for which market quotations are readily available are valued at current market value using the last reported sales price provided by independent pricing services. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

10. DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectuses and the information in this section relates solely to U.S. Federal income tax law and assumes that the Fund qualifies as a "regulated investment company" (as discussed below). This information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectuses. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the tax implications of the Fund's Federal tax treatment to shareholders. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code, applicable regulations, administrative pronouncements and court decisions in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

1. QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The taxable year of the Fund ends on June 30 (the same as the Fund's fiscal year end).

2. MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company, the Fund must satisfy the following requirements:

     . The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     . The Fund must derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived from its business of investing in securities. For tax years beginning after October 22, 2004, net income from interests in "qualified publicly traded partnerships" also constitutes qualifying income.

     . The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or for tax years beginning after October 22, 2004, in the securities of one or more "qualified publicly traded partnerships."

FAILURE TO QUALIFY If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

FUND DISTRIBUTIONS The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

Under the Code, a portion of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals, trusts and estates at a maximum Federal tax rate of 15% (5% for individuals, trusts and estates in lower tax brackets). A distribution is treated as "qualified dividend income" to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met. To the extent the Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as "qualified dividend income."

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

The Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Fund's financial statements. Any such losses may not be carried back.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares with a NAV at the time of purchase that reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.


You will be advised annually as to the U.S. Federal income tax consequences of distributions made to you (or deemed made) during the year.

3. FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to the sum of: (1) 98% of its ordinary taxable income for the calendar year and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

4. SALE OR REDEMPTION OF SHARES


In general, you will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss if the Fund shares are held as a capital asset and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.


5. BACKUP WITHHOLDING


The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions, and the proceeds of redemptions of shares, paid to you if you: (1) have failed to provide a correct taxpayer identification number; (2) are subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or are a corporation or other "exempt recipient." Backup withholding is not an additional tax; rather any amounts so withheld may be credited against your Federal income tax liability or refunded.


6. FOREIGN SHAREHOLDERS

If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), the taxation implications of Fund income received will depend on whether the income from the Fund is "effectively connected" with your U.S. trade or business.

If the income from the Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income (and certain short-term capital gains paid on or before June 30, 2005 and after June 30, 2008) paid to you will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. You generally would be exempt from U.S. Federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain and certain designated interest income paid after June 30, 2005 and on or before June 30, 2008 from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from the Fund is effectively connected with your U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to an investment in the Fund can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisors as to the consequences of foreign tax rules with respect to an investment in the Fund.

7. STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Fund can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisor as to the consequences of state and local tax rules with respect to an investment in the Fund.

8. FOREIGN TAXES

Income received by the Fund from sources within foreign countries may be subject to foreign income taxes, including withholding taxes.

OTHER MATTERS
--------------------------------------------------------------------------------

1. THE TRUST AND ITS SHAREHOLDERS

GENERAL INFORMATION Forum Funds was organized as a statutory trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996, the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:


Absolute Strategies Fund/(1)/                  Fountainhead Special Value Fund
Adams Harkness Small-Cap Growth Fund           Golden Large Core Value Fund/(5)/
Austin Global Equity Fund                      Golden Small Core Value Fund/(5)/
Auxier Focus Fund/(2)/                         Jordan Opportunity Fund
Brown Advisory Growth Equity Fund/(3)/         Investors Bond Fund
Brown Advisory Intermediate Bond Fund/(4)/     Mastrapasqua Growth Value Fund
Brown Advisory International Bond Fund/(3)/    Merk Hard Currency Fund/(5)/
Brown Advisory Maryland Bond Fund/(3)/         Payson Total Return Fund
Brown Advisory Real Estate Fund/(3)/           Payson Value Fund
Brown Advisory Small-Cap Growth Fund/(4)/      Polaris Global Value Fund
Brown Advisory Small-Cap Value Fund            Shaker Fund/(6)/
Brown Advisory Value Equity Fund/(3)/          Steepleview Fund
DF Dent Premier Growth Fund                    Winslow Green Growth Fund
Dover Responsibility Fund/(1)/



(1) The Trust offers shares of beneficial interest in Institutional, A and C share classes of this series. C shares of Absolute Strategies Fund and Dover Responsibility Fund are not currently available for sale.

(2) The Trust offers shares of beneficial interest in Investor, A and C share classes of this series.

(3) The Trust offers shares of beneficial interest in an Institutional class of this series.

(4) The Trust offers shares of beneficial interest in Institutional and A classes of this series.

(5) The Trust offers shares of beneficial interest in Institutional and Investor classes of this series.

(6) The Trust offers shares of beneficial interest in Intermediary, A, B and C classes of this series.


The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

SERIES AND CLASSES OF THE TRUST Each series or class of the Trust may have a different expense ratio and its expenses will affect each class's performance.

SHAREHOLDER VOTING AND OTHER RIGHTS Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and
(2) the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those such series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. A shareholder in a series is entitled to the shareholder's pro-rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation, so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, without shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation, or cause the Trust to incorporate in the state of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.


FUND OWNERSHIP As of October 19, 2005, none of the officers or trustees of the Trust, as a group, owned shares of the Fund. From time to time, certain shareholders of record may own 5% or more of the Fund's shares. Shareholders known by the Fund to own beneficially or of record 5% or more of the Fund's shares, as of October 19, 2005, are listed in Table 5 of Appendix B.

From time to time, certain shareholders may own a large percentage of the Fund's shares. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of September 30, 2005, the following shareholders either owned of record or beneficially a significant amount of Fund shares and may be deemed to control the Fund. "Control" for this purpose is the ownership of 25% or more of the Fund's voting securities.



     -----------------------------------------------------------------------
                NAME AND ADDRESS                  SHARES        % OF FUND
     -----------------------------------------------------------------------
     Charles Schwab & Co., Inc.*                2,983,343        44.56%
     9602 East Panarama Circle
     Englewood, CO 80112
     -----------------------------------------------------------------------

Charles Schwab & Co., Inc. is a California corporation and a subsidiary of Charles Schwab Corporation.

LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. The Administrator believes that, in view of the above, there is no risk of personal liability to shareholders.


The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

2. PROXY VOTING PROCEDURES


Copies of the Trust's and the Advisor's proxy voting procedures are included in Appendices C and D. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30 is available
(1) without charge, upon request, by contacting the Transfer Agent at (877) 3-AUXIER or (877) 328-9437 and (2) on the SEC's web site at www.sec.gov.

3. CODE OF ETHICS

The Trust, the Fund's Advisor and the principal underwriter have adopted codes of ethics under Rule 17j-1, as amended, of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund. The Trust and the Fund will continue indefinitely until terminated.

4. REGISTRATION STATEMENT

This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents are not necessarily complete and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

5. FINANCIAL STATEMENTS

The Fund's Financial Statements and Financial Highlights for the fiscal year ended June 30, 2005 are incorporated by reference into this SAI from the Fund's Annual Report to shareholders and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm, given upon their authority as experts in accounting and auditing. The Fund's financial information for the other fiscal years was audited by other independent registered public firms.

--------------------------------------------------------------------------------
APPENDIX A - DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

PREFERRED STOCK

MOODY'S

Aaa An issue that is rated "Aaa" is considered to be a top quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

Aa An issue that is rated "Aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue that is rated "A" is considered to be an upper medium-grade preferred stock. While risks are judged to be somewhat greater than in the "Aaa" and "Aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

Baa An issue that is rated "Baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba An issue that is rated "Ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue that is rated "B" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Caa An issue that is rated "Caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

Ca An issue that is rated "Ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C               This is the lowest rated class of preferred or preference stock.
                Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B,          Preferred stock rated BB, B, and CCC is regarded, on
CCC             balance, as predominantly speculative with respect to the
                issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest.
                While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C               A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                .    Leading market positions in well-established industries.
                .    High rates of return on funds employed.
                .    Conservative capitalization structure with moderate
                     reliance on debt and ample asset protection.
                .    Broad margins in earnings coverage of fixed financial
                     charges and high internal cash generation.
                .    Well-established access to a range of financial markets
                     and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT             Issuers rated Not Prime do not fall within any of the Prime
PRIME           rating categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

--------------------------------------------------------------------------------
APPENDIX B - MISCELLANEOUS TABLES
--------------------------------------------------------------------------------

TABLE 1 - INVESTMENT ADVISORY FEES

The following table shows the dollar amount of fees paid to the Advisor with respect to the Fund, the amount of fee that was waived by the Advisor, if any, and the actual fees received by the Advisor.



-----------------------------------------------------------------------------
                               ADVISORY FEE     ADVISORY FEE     ADVISORY FEE
                                   PAID            WAIVED          RETAINED
-----------------------------------------------------------------------------
Year Ended June 30, 2005        $ 1,063,084       $ 0            $ 1,063,084



TABLE 2 - COMMISSIONS

The following table shows the aggregate brokerage commissions of the Fund.



-----------------------------------------------------
                                        AGGREGATE
                                        BROKERAGE
                                     COMMISSIONS PAID
-----------------------------------------------------
Year Ended June 30, 2005                $ 54,179*



*Of this amount, $29,705 was paid to Charles Schwab who may be considered an affiliate because they own of record more than 5% of the Fund's Investor Shares.

TABLE 3 - DIRECTED BROKERAGE

The following table lists each broker to whom the Fund directed brokerage in return for research services, the amount of transactions so directed and the amount of commissions generated therefrom.



-----------------------------------------------------------------------------
                                                                   AMOUNT OF
                                                                  COMMISSIONS
                                BROKER       AMOUNT DIRECTED       GENERATED
-----------------------------------------------------------------------------
Year Ended June 30, 2005         N/A               $ 0                $ 0



TABLE 4 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following table lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.



--------------------------------------------------------
                                     VALUE OF SECURITIES
REGULAR BROKER OR DEALER            HELD (000'S OMITTED)
--------------------------------------------------------
Citibank Group                            $ 2,080
JP Morgan Securities, Inc.                    196
Morgan Stanley Dean Witter & Co.              262

TABLE 5 - 5% SHAREHOLDERS

The following table lists: (1) the persons who owned of record or beneficially 5% or more of the outstanding shares of each Fund class; and (2) any person known by the Fund to own beneficially 5% or more of a class of shares of the Fund, as of September 30, 2005.



--------------------------------------------------------------------------
NAME AND ADDRESS                             SHARES       % OF CLASS OWNED
--------------------------------------------------------------------------
INVESTOR SHARES
--------------------------------------------------------------------------
Charles Schwab & Co., Inc.*                2,983,343           44.58%
9602 East Panarama Circle
Englewood, CO 80112
--------------------------------------------------------------------------
A SHARES
--------------------------------------------------------------------------
Carolyn A. Brown                           1,662.371          100.00%
RBC Dain Rauscher, Inc. - Custodian
62 Fernwood Lane
Greenville, SC 29607-1758
--------------------------------------------------------------------------
C SHARES
--------------------------------------------------------------------------
Ron & Marily Peery                           680.272           50.00%
RBC Dain Rauscher, Inc. - Custodian
3910 Mirror Pond Way
Eugene, OR 97408
--------------------------------------------------------------------------
Richard M. Lloyd                             680.272           50.00%
RBC Dain Rauscher, Inc. - Custodian
3450 Bardell Avenue
Eugene, OR 97401
--------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX C - PROXY VOTING PROCEDURES
--------------------------------------------------------------------------------


                                   FORUM FUNDS

                 POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

                                  JULY 31, 2003
                          AS AMENDED SEPTEMBER 14, 2004

        SECTION 1. PURPOSE

        Shareholders of the various series of Forum Funds and Monarch Funds (collectively, the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

        This document describes the Policies and Procedures for Voting Proxies ("Policies") received from issuers whose voting securities are held by each Fund.

        SECTION 2. RESPONSIBILITIES

        (A) ADVISER. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Adviser shall act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies.

        The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the adviser's business, and
(ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

        The Adviser shall be responsible for coordinating the delivery of proxies by the fund's custodian to the adviser or to an agent of the adviser selected by the adviser to vote proxies with respect to which the Adviser has such discretion (a "proxy voting service").

        (B) PROXY MANAGER. The Trust will appoint a proxy manager (the "Proxy Manager"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these policies. The Proxy Manager will, from to time, periodically review the policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these policies.

        SECTION 3. SCOPE

        These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which a Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

        SECTION 4. POLICIES AND PROCEDURES FOR VOTING PROXIES

        (A)     GENERAL

                (1) USE OF ADVISER PROXY VOTING GUIDELINES OR PROXY VOTING SERVICE. If (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust's Board of Trustees (the "Board") has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (C) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Registration Statement (each considered "Adviser Guidelines"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

               (2) INDEPENDENCE. The Adviser will obtain an annual certification from the Proxy Voting Service that it is independent from the Adviser. The Adviser shall also ensure that the Proxy Voting Service does not have a conflict of interest with respect to any vote cast for the Adviser on behalf of the Fund.

               (3) ABSENCE OF PROXY VOTING SERVICE GUIDELINES. In the absence of Adviser Guidelines, the Adviser shall vote the Fund's proxies consistent with Sections B and C below.

        (B)     ROUTINE MATTERS

        As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. The position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

                (1) Election of Directors. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

               (2) Appointment of Auditors. Management recommendations will generally be supported.

               (3) Changes in State of Incorporation or Capital Structure. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

        (C)     Non-Routine Matters

                (1) Corporate Restructurings, Mergers and Acquisitions. These proposals should be examined on a case-by-case basis.

                (2) Proposals Affecting Shareholder Rights. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

                (3) Anti-takeover Issues. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

                (4) Executive Compensation. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

                (5) Social and Political Issues. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

        (D)     CONFLICTS OF INTEREST

        Each Adviser is responsible for maintaining procedures to identify conflicts of interest. The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the Board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of fund shareholders in how proxies of that issuer are voted.

        If the Adviser determines that it, or a Proxy Voting Service, has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Adviser shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according the determination and maintain records relating to this process.

        (E)     ABSTENTION

                The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

--------------------------------------------------------------------------------
APPENDIX D - IA POLICIES AND PROCEDURES MANUAL
--------------------------------------------------------------------------------


                           AUXIER ASSET MANAGEMENT LLC
                        IA POLICIES AND PROCEDURES MANUAL
                              10/5/2004 TO CURRENT

                                  PROXY VOTING

POLICY

Auxier Asset Management LLC, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

BACKGROUND

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an advisor addresses material conflicts that may arise between an advisor's interests and those of its clients; (b) to disclose to clients how they may obtain information from the advisor with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the advisor's proxy voting activities when the advisor does have proxy voting authority.

RESPONSIBILITY


Lillian M. Walker, Operations & Compliance Manager, Auxier Asset Management LLC, has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.


PROCEDURE

Auxier Asset Management LLC has adopted procedures to implement the firm's policy and reviews to monitor and ensure the firm's policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

VOTING PROCEDURES


     . All employees will forward any proxy materials received on behalf of clients to Rita Miller, Portfolio Administrator, Auxier Asset Management LLC;

     . Rita Miller will determine which client accounts hold the security to which the proxy relates;

     . Absent material conflicts, J. Jeffrey Auxier will determine how Auxier Asset Management LLC should vote the proxy in accordance with applicable voting guidelines, complete the proxy and vote the proxy in a timely and appropriate manner.

DISCLOSURE

     . Auxier Asset Management LLC will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedure, including a statement that clients may request information regarding how Auxier Asset Management LLC voted a client's proxies, and that clients may request a copy of these policies and procedures.

     . Auxier Asset Management LLC will also send a copy of this summary to all existing clients who have previously received Auxier Asset Management LLC's Disclosure Document; or Lillian M. Walker may send each client the amended Disclosure Document. Either mailing shall highlight the inclusion of information regarding proxy voting.


CLIENT REQUESTS FOR INFORMATION


     . All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to Lillian M. Walker.
     . In response to any request, Lillian M. Walker will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Auxier Asset Management LLC voted the client's proxy with respect to each proposal about which the client inquired.


VOTING GUIDELINES

     . In the absence of specific voting guidelines from the client, Auxier Asset Management LLC will vote proxies in the best interests of each particular client. Auxier Asset Management LLC's policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on Auxier Asset Management LLC's voting authority in the same manner that they may place such restrictions on the actual selection of account securities.
     . Auxier Asset Management LLC will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditors non-audit services.
     . Auxier Asset Management LLC will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.
     . In reviewing proposals, Auxier Asset Management LLC will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer's business practices.

CONFLICTS OF INTEREST

     . Auxier Asset Management LLC will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Auxier Asset Management LLC with the issuer of each security to determine if Auxier Asset Management LLC or any of its employees has any financial, business or personal relationship with the issuer.

     . If a material conflict of interest exists, Lillian M. Walker will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

     . Auxier Asset Management LLC will maintain a record of the voting resolution of any conflict of interest.

RECORDKEEPING

Auxier Asset Management LLC shall retain the following proxy records in accordance with the SEC's five-year retention requirement.

     .    These policies and procedures and any amendments;
     .    Each proxy statement that Auxier Asset Management LLC receives;
     .    A record of each vote that Auxier Asset Management LLC casts;
     . Any document Auxier Asset Management LLC created that was material to making a decision how to vote proxies, or that memorializes that decision including period reports to the General Manager;
     . A copy of each written request from a client for information on how Auxier Asset Management LLC voted such client's proxies, and a copy of any written response.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

NOVEMBER 1, 2005


INVESTMENT ADVISER:                                  DF DENT PREMIER GROWTH FUND

D.F. Dent and Company, Inc.
2 East Read Street
Baltimore, Maryland 21202

ACCOUNT INFORMATION
AND SHAREHOLDER SERVICES:


Citigroup Fund Services, LLC

P.O. Box 446
Portland, Maine 04112
(866) 2DF-DENT (toll free)
(207) 879-0001


This Statement of Additional Information (the "SAI") supplements the Prospectus, as may be amended from time to time, dated November 1, 2005, offering shares of the DF Dent Premier Growth Fund (the "Fund"), a separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.

Financial statements of the Fund for the period ended June 30, 2005 are included in the Annual Report to shareholders and are incorporated into, and legally a part of, this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request, by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS
-------------------------------------------------------------------------------

GLOSSARY......................................................................2

1.  INVESTMENT POLICIES AND RISKS.............................................3

2.  INVESTMENT LIMITATIONS....................................................9

3.  MANAGEMENT...............................................................11

4.  PORTFOLIO TRANSACTIONS...................................................18

5.  PURCHASE AND REDEMPTION INFORMATION......................................21

6.  TAXATION.................................................................23

7.  OTHER MATTERS............................................................26

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS..............................A-1

APPENDIX B - MISCELLANEOUS TABLES...........................................B-1

APPENDIX C - PROXY VOTING PROCEDURES........................................C-1

GLOSSARY
--------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed.


     "Accountant" means Citigroup.

     "Administrator" means Citigroup.


     "Adviser" means D.F. Dent and Company, Inc.

     "Board" means the Board of Trustees of the Trust.


     "Citigroup" means Citigroup Fund Services, LLC.


     "CFTC" means the U.S. Commodities Future Trading Commission.

     "Code" means the Internal Revenue Code of 1986, as amended.


     "Custodian" means Citibank, N.A.

     "Distributor" means Foreside Fund Services, LLC.


     "Fitch" means Fitch Ratings.

     "Fund" means DF Dent Premier Growth Fund.

     "Independent Trustee" means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

     "IRS" means Internal Revenue Service.

     "Moody's" means Moody's Investors Service.

     "NAV" means net asset value per share.

     "NRSRO" means a nationally recognized statistical rating organization.

     "SAI" means Statement of Additional Information.

     "SEC" means the U.S. Securities and Exchange Commission.

     "S&P" means Standard & Poor's Corporation, A Division of the McGraw Hill Companies.


     "Transfer Agent" means Citigroup.


     "Trust" means Forum Funds.

     "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     "1933 Act" means the Securities Act of 1933, as amended.


     "1940 Act" means the Investment Company Act of 1940, as amended.

1. INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The Fund is a diversified series of the Trust. This section discusses in greater detail than the Fund's Prospectus certain investments that the Fund can make.

A. SECURITY RATINGS INFORMATION

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of convertible securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

The Fund's investments in convertible securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund may only invest in convertible securities that are considered investment grade. Investment grade securities are rated in the top four long-term rating categories or the two highest short-term rating categories by an NRSRO or are unrated and determined by the Adviser to be of comparable quality. The Fund may purchase unrated convertible securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase. Unrated securities may not be as actively traded as rated securities. The lowest rated convertible security bond in which the Fund may invest is "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch. The lowest rated preferred stock in which the Fund may invest is "baa" in the case of Moody's and "BBB" in the case of S&P.

The Fund may retain a security whose rating has been lowered below the lowest permissible rating category (or that is unrated and determined by the Adviser to be of comparable quality to a security whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

B. EQUITY SECURITIES

1. COMMON AND PREFERRED STOCK

GENERAL. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

RISKS. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

2. CONVERTIBLE SECURITIES

GENERAL. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

RISKS. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

3. WARRANTS AND RIGHTS

GENERAL. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. The Fund will limit its purchases of warrants to not more than 10% of the value of its total assets. The Fund may also invest up to 10% of its total assets in stock rights. A stock right is an option given to a shareholder to buy additional shares at a predetermined price during a specified time.

RISKS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

4. DEPOSITARY RECEIPTS

GENERAL. The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company and are designed for use in U.S. securities markets. The Fund may invest in ADRs in order to obtain exposure to foreign securities markets.

RISKS. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored ADRs may be more volatile than the prices of sponsored ADRs.

5. REAL ESTATE INVESTMENT TRUSTS

GENERAL. Real Estate Investment Trusts ("REITS") are companies that (1) own, manage, or lease commercial real estate; (2) invest in loans for real estate development or securities backed by real estate (i.e., mortgage-backed securities); or (3) finance loans for real estate development. A REIT does not pay Federal income tax on income it generates or earns if certain requirements are satisfied including (1) the REIT invests at least 75% of its total assets in real property and (2) the REIT distributes at least 90% of its income as a dividend to shareholders.

RISKS. Investments in REITs involve certain risks including real estate risk, diversification risk, interest rate/prepayment risk, and credit risk. Specifically, changes in the real estate market may affect the value of the real estate in which a REIT directly or indirectly invests and, thus, the profitability of the REIT. Additionally, a REIT's portfolio may not be diversified to include a variety of investment property types or properties located in a variety of geographical regions. Accordingly, economic changes may have a greater effect on a REIT's profitability than on an alternative investment that invests in a number of different types of investments and issues located in a variety of geographical locations. A change in interest rates may also affect the value of the real estate in which a REIT directly or indirectly invests. Specifically, an increase in interest rates may cause the value of a REIT's investment in real estate loans or securities backed by real estate to decline. Alternatively, a decline in interest rates may affect a REIT's yield if the loans or real estate related securities in which the REIT invests are prepaid requiring the REIT to invest in loans or real estate related securities with lower yields. Finally, with respect to a REIT's financing of real estate loans and investment in loans or other real estate backed securities, there is the risk that the debtor on a loan or the issuer of the real estate backed security will be unable to make timely payments of interest or principal or to otherwise honor its obligations.

C. FOREIGN SECURITIES

The Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and
(4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund's assets.

In addition, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States and, therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

D. DEBT SECURITIES

1. U.S. GOVERNMENT SECURITIES

GENERAL. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

RISKS. Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

2. COMMERCIAL PAPER

GENERAL. The Portfolio may invest in commercial paper. Companies issue commercial paper to finance their current obligations. Commercial paper is short-term unsecured promissory notes and usually has a maturity of less than nine months.

E. FORWARD CONTRACTS

GENERAL. The Fund may conduct foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward foreign currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be "derivatives"--financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund enters into forward contracts in order to "lock in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund does not intend to enter into forward contracts on a regular or continuing basis. The Fund will not have more than 25% of its total assets committed to forward contracts or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Portfolio's investment securities or other assets denominated in that currency.

If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

RISKS. Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.

F. OPTIONS

GENERAL. The Fund may purchase or write options on securities in which it may invest or on market indices based in whole or in part on such securities. Options purchased or written by the Fund must be traded on an exchange or over-the-counter. Options are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, exchanges on which options are traded, or by the CFTC. The Fund may purchase or write put and call options to:
(1) enhance the Fund's performance; or (2) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Currently, the Fund has no intention of investing in options for purposes other than hedging. No assurance can be given that any hedging or income strategy will achieve its intended result.

If the Fund will be financially exposed to another party due to its investments in options, the Fund will maintain either: (1) an offsetting ("covered") position in the underlying security or an offsetting option; or (2) cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. The Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets ("Segregated Assets") in a segregated account with the Custodian in the prescribed amount. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


The Trust, on behalf of the Fund, has filed a notice with the National Futures Association claiming exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "Act") and therefore the Fund is not subject to registration or regulation as a commodity pool operator under the Act.


1. OPTIONS AND FUTURES STRATEGIES

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

OPTIONS ON FUTURES. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

OPTIONS ON FOREIGN CURRENCY. Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

RISKS. There are certain investment risks associated with options transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions. The potential loss to the Fund from investing in certain types of futures transactions is unlimited.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. The Fund's activities in options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund's yield.

G. REPURCHASE AGREEMENTS

GENERAL. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Portfolio's custodian, subcustodian or tri-party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow the Fund to earn income for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

RISKS. Repurchase agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, the Fund may have difficulties in exercising its rights to the underlying securities. The Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss. Failure by the other party to deliver a security or currency purchased or lent by the Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. The Fund will only enter a repurchase agreement with a seller that the Adviser believes presents minimal credit risk.

H. WHEN-ISSUED SECURITIES

GENERAL. The Fund may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within a certain period of time after the transaction, but delayed settlements beyond that period may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

RISKS. At the time the Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions enables the Fund to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Fund's asset value per unit. Failure by a counterparty to deliver a security purchased by the Fund on a when-issued or delayed-delivery basis may result in a loss to the Fund or a missed opportunity to make an alternative investment.

I. ILLIQUID AND RESTRICTED SECURITIES

GENERAL. The term "illiquid securities," as used herein, means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options;
(3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

RISKS. Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to cause an issuer to register a restricted security in order to dispose of it, resulting in expense and delay. Generally, the Fund would not have the right to require an issuer to register a restricted security. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

DETERMINATION OF LIQUIDITY. The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.


An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are liquid.


J. TEMPORARY DEFENSIVE POSITION

The Fund may invest in prime quality money market instruments, pending investment of cash balances. The Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality. Appendix A summarizes the short-term ratings of several NRSROs.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

K. CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

2.  INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

A. FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, that cannot be changed by the Board without shareholder approval. The Fund may not:

1. BORROWING

Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets.

2. CONCENTRATION

Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies provided that the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

3. DIVERSIFICATION

With respect to 75% of its assets, purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of a single issuer.

4. UNDERWRITING ACTIVITIES

Underwrite securities issued by other persons except to the extent that in connection with the disposition of portfolio securities the Fund may be deemed to be an underwriter.

5. MAKING LOANS

Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

6. PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

7. PURCHASES AND SALES OF COMMODITIES

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

8. ISSUANCE OF SENIOR SECURITIES

Issue any senior security (as defined in the 1940 Act), except that: (1) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (2) the Fund may acquire securities to the extent otherwise permitted by its investment policies, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (3) subject to the restrictions set forth above, the Fund may borrow money as authorized by the 1940 Act.

B. NON-FUNDAMENTAL LIMITATIONS

The Fund has adopted the following nonfundamental investment limitations that may be changed by the Board without shareholder approval. The Fund may not:

1. BORROWING

Purchase or otherwise acquire any security if the total of borrowings would exceed 5% of the value of its total assets.

2. INVESTMENTS IN OTHER INVESTMENT COMPANIES

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

3. SHORT SALES

Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that options transactions are not deemed to constitute selling securities short.

4. ILLIQUID SECURITIES

Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) restricted securities that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

5. PURCHASES ON MARGIN

Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

6. EXERCISING CONTROL OF ISSUERS

Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.


3. MANAGEMENT
--------------------------------------------------------------------------------

The Board is responsible for oversight of the management of the Trust's business affairs and of the exercise of all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and certain officers of the Trust. The fund complex includes the Trust and two other investment companies (collectively, the "Fund Complex"), which hold themselves out to investors as related companies for purposes of investment and investor services. Mr. Keffer is considered an Interested Trustee due to his affiliation with a Trust adviser and the Trust's distributor within the past two years. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The addresses for all Trustees and officers is Two Portland Square, Portland, ME 04101, unless otherwise indicated. Each Trustee oversees thirty-one portfolios in the Fund Complex. Each Independent Trustee is also an Independent Trustee of Monarch Funds, a registered investment company within the Fund Complex. John Y. Keffer, is an Interested Trustee/Director of Wintergreen Fund, Inc. and Monarch Funds.



----------------------------------------------------------------------------------------------------------------------------
                                                     TERM OF OFFICE AND
                                POSITION                  LENGTH                         PRINCIPAL OCCUPATION(S)
            NAME                WITH THE                 OF TIME                                  DURING
       AND BIRTH DATE            TRUST                    SERVED                               PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
J. Michael Parish            Chairman of the       Trustee since 1989         Retired; Partner, Wolfe, Block, Schorr and
Born: November 9, 1943       Board;                Chairman of the Board      Solis-Cohen LLP (law firm) 2002 - 2003;
                             Trustee;              since 2004                 Partner, Thelen Reid & Priest LLP (law firm)
                             Chairman,                                        from 1995 - 2002.
                             Compliance
                             Committee,
                             Nominating
                             Committee and
                             Qualified Legal
                             Compliance
                             Committee
----------------------------------------------------------------------------------------------------------------------------
Costas Azariadis             Trustee               Trustee since 1989         Professor of Economics, University of
Born: February 15, 1943      Chairman,                                        California-Los Angeles; Visiting Professor
                             Valuation                                        of Economics, Athens University of Economics
                             Committee                                        and Business 1998 - 1999.
----------------------------------------------------------------------------------------------------------------------------
James C. Cheng               Trustee               Trustee since 1989         President, Technology Marketing Associates
Born: July 26, 1942          Chairman, Audit                                  (marketing company for small- and
                             Committee                                        medium-sized businesses in New England).
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                     TERM OF OFFICE AND
                                POSITION                  LENGTH                         PRINCIPAL OCCUPATION(S)
            NAME                WITH THE                 OF TIME                                  DURING
       AND BIRTH DATE            TRUST                    SERVED                               PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
John Y. Keffer               Trustee               Trustee since 1989         President, Forum Trust, LLC (a non-depository
Born: July 15, 1942          Chairman,                                        trust company) since 1997; President,
                             Contracts                                        Citigroup 2003 - 2005; President, Forum
                             Committee                                        Financial Group, LLC ("Forum") (a fund
                                                                              services company acquired by Citigroup in
                                                                              2003).
----------------------------------------------------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------------------------------------------------
Simon D. Collier             President and         Since 2005                 Managing Director and Principal Executive
Born:  October 22, 1961      Principal                                        Officer, Foreside Fund Services, LLC, the
                             Executive Officer                                Trust's Distributor since 2005; Chief
                                                                              Operating Officer and Managing Director,
                                                                              Global Fund Services, Citibank, N.A.
                                                                              2003-2005; Managing Director, Global
                                                                              Securities Services for Investors, Citibank,
                                                                              N.A. 1999-2003.
----------------------------------------------------------------------------------------------------------------------------
Carl A. Bright               Principal             Since 2005                 President, Foreside Fund Services, LLC, the
Born: December 20, 1957      Financial Officer                                Trust's Distributor since 2004; Consultant,
                                                                              Foreside Solutions, LLC 2000 - 2003 (mutual
                                                                              fund development company).
----------------------------------------------------------------------------------------------------------------------------
Beth P. Hanson               Vice President/       Since 2003                 Relationship  Manager,  Citigroup  since 2003;
Born: July 15, 1966          Assistant Secretary                              Relationship Manager, Forum 1999 - 2003.
----------------------------------------------------------------------------------------------------------------------------
Sara M. Morris               Vice President        Since 2004                 Director and Relationship Manager, Citigroup
Born: September 18, 1963                                                      since 2004; Chief Financial Officer, The VIA
                                                                              Group, LLC (strategic marketing company)
                                                                              2000 - 2003.
----------------------------------------------------------------------------------------------------------------------------
Trudance L. Bakke            Treasurer             Since 2005                 Senior Manager, Citigroup since 2003; Senior
Born: August 11, 1971                                                         Manager of Corporate Finance, Forum
                                                                              1999-2003.
----------------------------------------------------------------------------------------------------------------------------
David M. Whitaker            Secretary             Since 2004                 Senior Manager, Citigroup since 2004;
Born: September 6, 1971                                                       Assistant Counsel, PFPC, Inc. (a fund services
                                                                              company) 2000 - 2004.
----------------------------------------------------------------------------------------------------------------------------


2. TRUSTEE OWNERSHIP IN THE SAME FAMILY OF FUNDS


----------------------------------------------------------------------------------------
                                                             AGGREGATE DOLLAR RANGE OF
                                                            OWNERSHIP AS OF DECEMBER 31,
                           DOLLAR RANGE OF BENEFICIAL      2004 IN ALL FUNDS OVERSEEN BY
TRUSTEES                  OWNERSHIP IN THE FUND AS OF      TRUSTEE IN THE SAME FAMILY OF
                               DECEMBER 31, 2004               INVESTMENT COMPANIES
----------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------
John Y. Keffer                        None                       $10,001 to 50,000
----------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------
Costas Azariadis                      None                              None
----------------------------------------------------------------------------------------
James C. Cheng                        None                              None
----------------------------------------------------------------------------------------
J. Michael Parish                     None                         Over $100,000
----------------------------------------------------------------------------------------

3. OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES


As of December 31, 2004, no Independent Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.


4. INFORMATION CONCERNING TRUST COMMITTEES


AUDIT COMMITTEE. The Trust's Audit Committee consists of Messrs. Azariadas, Cheng and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination compensation and oversight of work of the independent public accountants to the Trust. In so doing, the Audit Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal year ended June 30, 2005, the Audit Committee met four times.

NOMINATING COMMITTEE. The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider nominees for Independent Trustees recommended by security holders of interests in Trust series. During the fiscal year ended June 30, 2005, the Nominating Committee did not meet.

VALUATION COMMITTEE. The Trust's Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining NAV of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. During the fiscal year ended June 30, 2005, the Valuation Committee met fourteen times.

QUALIFIED LEGAL COMPLIANCE COMMITTEE. The Qualified Legal Compliance Committee (the "QLCC"), which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Trust's Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable federal and state law or the breach of fiduciary duties under applicable federal and state law by the Trust or an employee or agent of the Trust. During the fiscal year ended June 30, 2005, the QLCC did not meet.

CONTRACTS COMMITTEE. The Contracts Committee, which meets when necessary, consists of all of the Trustees. The Contracts Committee reviews the Trust's service provider contracts and fees in connection with their periodic approval. The Contracts Committee was formed at the Board's September 22, 2005 meeting and thus did not meet during the fiscal year ended June 30, 2005.

COMPLIANCE COMMITTEE. The Compliance Committee, which meets when necessary, consists of all of the Trustees and the Trust's Chief Compliance Officer ("CCO"). The Compliance Committee oversees the Trust's CCO and any compliance matters that arise and relate to the Trust. The Compliance Committee was formed at the Board's September 22, 2005 meeting and thus did not meet during the fiscal year ended June 30, 2005.

B. COMPENSATION OF TRUSTEES AND OFFICERS

Each Independent Trustee of the Trust is paid an annual retainer fee of $12,000 for service to the Trust ($15,000 for the Chairman). In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended ($2,250 for the Chairman), $500 for each short special Board meeting attended and $1,500 for each major special Board meeting attended whether the regular or special Board meetings are attended in person or by electronic communication. In addition, a $6,000 annual stipend will be paid to each Independent Trustee that serves as Chairman of one or more Board Committees. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each Trustee by the Fund and the Fund Complex for the fiscal year ended June 30, 2005.



-------------------------------------------------------------------------------------

                                                                   TOTAL COMPENSATION
                      COMPENSATION                                     FROM TRUST
    TRUSTEE            FROM FUND       BENEFITS     RETIREMENT      AND FUND COMPLEX
-------------------------------------------------------------------------------------
Costas Azariadis         $ 521           $ 0            $ 0              $ 38,300
-------------------------------------------------------------------------------------
James C. Cheng             521             0              0                38,300
-------------------------------------------------------------------------------------
J. Michael Parish          646             0              0                47,350
-------------------------------------------------------------------------------------


C. INVESTMENT ADVISER

1. SERVICES OF ADVISER

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement (the "Advisory Agreement") with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.

2. OWNERSHIP OF ADVISER

The Adviser is a privately-owned corporation organized under the laws of Maryland in 1976 controlled by Daniel F. Dent.


3. INFORMATION CONCERNING ACCOUNTS MANAGED BY PORTFOLIO MANAGER

As of June 30, 2005, Mr. Daniel F. Dent acted as a portfolio manager for 68 other accounts with assets totaling $795,844,392, 0 other registered investment companies and 0 pooled investment vehicles. None of the other accounts managed by Mr. Dent paid the Adviser a performance-based fee.

4. INFORMATION CONCERNING COMPENSATION BY PORTFOLIO MANAGER

For the period ending June 30, 2005, Mr. Dent was compensated based on a fixed base salary plus a bonus. This bonus was based on Mr. Dent's equity participation in the ownership of the Adviser and also on the overall profitability of the Adviser based on assets under management.

5. PORTFOLIO MANAGER OWNERSHIP IN THE FUND



-------------------------------------------------------------------------------
                           DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN THE FUNDS AS
    PORTFOLIO MANAGER                     OF JUNE 30, 2005
-------------------------------------------------------------------------------
Daniel F. Dent                             Over $1,000,000
-------------------------------------------------------------------------------



6. FEES


The Adviser's fee is calculated as a percentage of the Fund's average daily net assets. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from you.

Table 1 in Appendix B shows the dollar amount of the fees accrued by the Fund, the amount of fees waived by the Adviser and the actual fees received by the Adviser. The data presented are for the period beginning with the Fund's commencement of operations.

7. OTHER PROVISIONS OF THE ADVISORY AGREEMENT


The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness and then the agreement must be approved annually. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment.


Under the Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

8. ADVISORY AGREEMENT APPROVAL

At the September 22, 2005 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement pertaining to the Fund (the "Advisory Agreement"). In evaluating the Advisory Agreement for the Fund, the Board reviewed materials furnished by the Adviser and the Administrator, including information regarding the Adviser, its personnel, operations and financial condition. Specifically, the Board considered: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Adviser; (2) the advisory fee and total expense ratio of the Fund compared to relevant peer groups of funds; (3) the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Fund;
(4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In their deliberations, the Board did not identify any particular information that was all-important or controlling, and the Board attributed different weights to the various factors. In particular, the primary factors on which the Board focused are discussed below.

The Board met with a senior representative of the Adviser and discussed the Adviser's personnel, operations and financial condition. Specifically, the Board discussed with the Adviser the adequacy of its resources, including new hires, and quality of services provided by the Adviser under the Advisory Agreement. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by the Adviser. The Board reviewed the Adviser's financial statements and concluded that the Adviser is financially able to provide investment advisory services to the Fund.

The Board then considered information provided by the Adviser regarding its profitability with respect to the Fund. The Board considered the Adviser's allocation of portfolio manager, research, technology and client service resources devoted to the Fund. The Board also considered that the Adviser continues to waive certain advisory fees and, as necessary, reimburse Fund expenses. The Board also concluded that the level of the Adviser's profits attributable to management of the Fund was not excessive in light of the services provided by the Adviser on behalf of the Fund.

The Adviser also discussed its approach to managing the Fund as well as the Fund's performance. The Adviser represented that it would continue to provide high quality portfolio management services to the Fund so long as it serves as Adviser to the Fund. The Board considered the Fund's performance since inception. The Board noted that the Fund outperformed its index for the 3-, 6- and 9-month and 1-and 3-year periods. The Board also considered that the Fund had been ranked on the top quartile in its Lipper, Inc. peer group for the 1- and 3-year periods. The Board concluded that the Fund's performance was reasonable in comparison to its peers and benchmark.

The Board also considered the Adviser's compensation for providing advisory services to the Fund and analyzed comparative information on fees, expenses, and performance of similar mutual funds. In this regard, the Board noted that while the Adviser's contractual advisory fee rate was higher than the mean and median advisory fee for its Lipper Inc. peer group, the Adviser's advisory fee, after waivers, was below the mean and median advisory fee for its Lipper Inc. peer group. The Board also considered the Fund's total expense ratio, noting the Adviser's intent to continue to waive a portion of its fee through October 31, 2006 in order to maintain the Fund's total annual operating expenses at 1.25% of the Fund's average daily net assets. The Board recognized that it was difficult to compare expense ratios because of variations in the services provided by the Adviser that are included in the fees paid by other funds. The Board concluded that the Adviser's advisory fee rate charged to the Fund was reasonable.

The Board then considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints. The Board considered the size of the Fund and concluded that it would not be necessary to consider the implementation of fee breakpoints at this time.

The Board considered that the Adviser may benefit from soft dollar arrangements whereby it receives brokerage and research services from certain brokers and dealers that execute purchases and sales of securities on behalf of its clients, including the Fund. The Board also considered the Adviser's trading practices and brokerage allocation policies, including its policies with respect to soft dollar arrangements. The Board noted that the Adviser has represented to them that all of its soft dollar arrangements will be consistent with applicable legal requirements including the achievement of best execution.

Prior to voting, the Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. The Board also discussed the proposed approval of the continuance of the Advisory Agreement. Based upon its review, the Board concluded that the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, were fair and reasonable in light of the services performed, expenses incurred and other such matters as the Board considered relevant in the exercise of its reasonable judgment.

D. DISTRIBUTOR


1. DISTRIBUTION SERVICES


The Distributor (also known as principal underwriter) of the shares of the Fund, is located at Two Portland Square, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. Mr. Bright and Mr. Collier are affiliates of the Trust and the Distributor as they serve as officers of each entity.

Under a distribution agreement with the Trust, the Distributor acts as the agent of the Trust in connection with the offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares.


The Distributor may enter into arrangements with various financial institutions through which you may purchase or redeem shares. The Distributor may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold without sales charges or distribution fees. These financial institutions may otherwise act as processing agents and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and read the Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

The Distributor does not receive any compensation for distributing the Fund's shares.


2. COMPLIANCE SERVICES

Under a Compliance Services Agreement (the "Compliance Agreement") with the Trust and subject to approval by the Board, the Distributor provides a CCO and Sarbanes-Oxley certifying officers ("Certifying Officers") to the Trust as well as certain additional compliance support functions ("Compliance Services").

For making available the CCO and Certifying Officers and for providing the Compliance Services under the Compliance Agreement, effective June 1, 2005, the Distributor receives a fee from the Fund of (i) $27,500 per year and (ii) an annual fee of 0.01% of the Fund's average daily net assets, subject to an annual maximum of $20,000.

The Compliance Agreement with respect to the Fund continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Board of the Trust or by the Distributor with respect to the Fund on 60 days' written notice to the other party. Notwithstanding the foregoing, the provisions of the Compliance Agreement related to CCO services, may be terminated at any time by the Board, effective upon written notice to the CCO, without the payment of any penalty.

Under the Compliance Agreement, the Distributor is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Under the Compliance Agreement, the Distributor and certain related parties (such as the Distributors officers and persons who control the Distributor) are indemnified by the Trust against any and all claims and expenses related to the Distributor's actions or omissions, except for any act or omission resulting from the Distributor's willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

Table 2 in Appendix B shows the dollar amount of the fees accrued by the Fund to the Distributor for Compliance Services, the amount of the fee waived by the Distributor, and the actual fees received by the Distributor. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).


E. OTHER FUND SERVICE PROVIDERS

1. ADMINISTRATOR

As administrator, pursuant to an administration agreement with the Trust (the "Administration Agreement"), the Administrator is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.


For its services, the Administrator receives $24,000 annually, plus a fee from the Fund at an annual rate of 0.10% of the average daily net assets of the Fund. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month. The Administrator pays the Trust's financial obligations for Compliance Services performed under the Compliance Agreement with respect to the Fund.


The Administration Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Administration Agreement is terminable with or without cause, and without penalty, by the Trust or by the Administrator with respect to the Fund on 90 days' written notice to the Trust. The Administration Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Administration Agreement, the Administrator is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, the Administrator and certain related parties (such as the Administrator's officers and persons who control the Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.


Table 3 in Appendix B shows the dollar amount of the fees accrued by the Fund, the amount of the fee waived by the Administrator and the actual fees received by the Administrator. The data are for the period beginning with he Fund's commencement of operations.


2. FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust (the "Accounting Agreement"), the Accountant provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.

For its services, the Accountant receives a fee from the Fund at an annual rate of 0.01% of the average daily net assets of the Fund, $45,000 annually. The fee is accrued daily by the Fund and is paid monthly based on the transactions and positions for the previous month.

The Accounting Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Accounting Agreement is terminable with or without cause and without penalty by the Trust or by the Accountant with respect to the Fund on 90 days' written notice to the Trust. The Accounting Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Accounting Agreement, the Accountant is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, the Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.

Under the Accounting Agreement, in calculating the Fund's NAV, the Accountant is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that the Accountant will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10.00. In addition, the Accountant is not liable for the errors of others, including the companies that supply securities prices to The Accountant and the Fund.


Table 4 in Appendix B shows the dollar amount of the fees accrued by the Fund, the amount of the fee waived by the Accountant and the actual fees received by the Accountant. The data are for the period beginning with the Fund's commencement of operations.


3. TRANSFER AGENT


As transfer agent and distribution paying agent, pursuant to a transfer agent agreement with the Trust, the Transfer Agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the Office of Comptroller of the Currency.

4. CUSTODIAN

The Custodian, pursuant to an agreement with the Trust, safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at 388 Greenwich Street, New York, NY 10013.

5. LEGAL COUNSEL

Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Avenue NW, Suite 200, Washington D.C. 20036, passes upon legal matters in connection with the issuance of shares of the Trust.

6. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts, 02116-5022, is the Fund's independent registered public accounting firm, providing audit services, tax services and assistance in consultation with respect to the preparation of filings with the Securities and Exchange Commission.

4. PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

A. HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and securities convertible into common stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary, in order to obtain best execution, the Adviser will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflect the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B. COMMISSIONS PAID


Table 5 in Appendix B shows the aggregate brokerage commissions paid by the Fund. The data presented are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).


C. ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Adviser. The Fund has no obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

1. CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) payments made by brokers effecting transactions for the Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay).


2. OBTAINING RESEARCH FROM BROKERS

The Adviser has full brokerage discretion. The Adviser evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Adviser's accounts, although a particular client may not benefit from all the research received on each occasion. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser's clients and the Fund's investors.

The Adviser may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

3. COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

4. TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust. The Adviser currently does not have any affiliates.

5. OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. A particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

6. PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a fund were replaced once in a period of one year. High portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.


7. SECURITIES OF REGULAR BROKER-DEALERS


From time to time, the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parent companies of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.


Table 6 in Appendix B lists the Fund's regular brokers and dealers whose securities (or the securities of the parent company) were acquired during the Fund's most recent fiscal year. Table 6 also includes the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

8. PORTFOLIO HOLDINGS

Portfolio holdings of the Fund are disclosed to the public on a quarterly basis in filings with the SEC. Portfolio holdings as of the end of the Fund's semi-annual fiscal periods are reported within 10 days of the mailing of the annual or semi-annual report (typically no later than 70 days of the end of each period). Portfolio holdings as of the end of the first and third fiscal quarters are reported within 60 days of the end of those periods. You may request a copy of the Fund's latest semi-annual report to shareholders by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of the Funds' latest Form N-Q by accessing the SEC's website at www.sec.gov.

In addition, the Adviser may make publicly available, on a quarterly basis, information regarding the Fund's top ten holdings (including name and percentage of the Fund's assets invested in each such holding) and the percentage breakdown of the Fund's investments by country, sector and industry, as applicable. This information is made available through marketing communications (including advertisements and sales literature), and/or the Transfer Agent telephone customer service center. This information is released within 15 days after the quarter end.

The Board has authorized disclosure of the Fund's nonpublic portfolio holdings information to certain persons who provide services on behalf of the Fund or to its service providers in advance of public release. The Adviser, Citigroup and the Custodian have regular and continuous access to the Fund's portfolio holdings. In addition, the officers and the Distributor, as well as proxy voting services, mailing services and financial printers may have access to the Fund's nonpublic portfolio holdings information on an ongoing basis. Independent accountants receive nonpublic portfolio holding information at least annually and usually within seven days of the Fund's fiscal year end and may also have access to a Fund's nonpublic portfolio holdings information on an as needed basis. The Trustees and legal counsel to the Fund and to the Independent Trustees may receive information on an as needed basis. Mailing services (ADP) and financial printers (RR Donnelley) receive nonpublic portfolio holdings information no sooner than 30 days following the end of a quarter. The Board may authorize additional disclosure of the Fund's portfolio holdings.

No compensation is received by the Fund, nor, to the Fund's knowledge, paid to the Adviser or any other person in connection with the disclosure of the Fund's portfolio holdings. The Trust's, Adviser's, Administrator's and Distributor's codes of ethics (collectively, "Codes") are intended to address potential conflicts of interest arising from the misuse of information concerning the Fund's portfolio holdings. The Fund's service providers are subject to confidentiality provisions contained within their service agreements, professional codes, or other policies that address conflicts of interest arising from the misuse of this information.

The Fund's portfolio holdings disclosure policy is periodically reviewed by the Board from time to time. In order to help ensure that this policy is in the best interests of Fund shareholders as determined by the Board, the CCO will make an annual report to the Board. In addition, the Board will receive any interim reports that the CCO may deem appropriate. Any conflict identified by the Fund resulting from the disclosure of nonpublic portfolio holdings information between the interests of shareholders and those of the Adviser, the Distributor or any of their affiliates will be reported to the Board for appropriate action.

5. PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

A. GENERAL INFORMATION


You may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed, but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.


Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

B. ADDITIONAL PURCHASE INFORMATION

Shares of the Fund are sold on a continuous basis by the Distributor at NAV without any sales charge. Accordingly, the offering price per share is the same as the NAV.

The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. At the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1. IRAs

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

2. UGMAs/UTMAs


If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a manner indicating custodial capacity.

3. PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through Financial Institutions. Certain Financial Institutions may authorize their agents to receive purchase, redemption, or other requests on behalf of the Fund. Your order will be priced at the Fund's NAV next calculated after the Financial Institution receives your order so long as the Financial Institution transmits such order to the Fund consistent with the Fund's prospectus or the Financial Institution's contractual arrangements with the Fund.

Financial Institutions may charge their customers a fee for their services and are responsible for transmitting purchase, redemption and other requests to the Fund. If you purchase shares through a Financial Institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. The Fund is not responsible for the failure of any Financial Institution to carry out its obligations.

The Adviser may enter into arrangements with Financial Institutions whereby the Adviser agrees to pay a Financial Institution for inclusion of the Fund on the Financial Institution's mutual fund "supermarket" platform. Investors purchasing shares of the Fund through a Financial Institution should read any materials and information provided by the Financial Institution to acquaint themselves with its procedures and any fees that the Financial Institution may charge.


C. ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

1. SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may, by order, permit for the protection of the shareholders of the Fund.

2. REDEMPTION IN KIND

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

D. NAV DETERMINATION

In determining the Fund's NAV, securities for which market quotations are readily available are valued at current market value using the last reported sales price provided by independent pricing services. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E. DISTRIBUTIONS


Distributions of net investment income will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

6.  TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relates solely to Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A. QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year end of the Fund is June 30 (the same as the Fund's fiscal year end).

1. MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:

     . The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     . The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

     . The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2. FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

B. FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.


A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal income tax rate of 15% (5% for individuals in lower tax brackets)if paid on or before December 31, 2008. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that the holding period and other requirements are met by the Fund and the shareholder. To the extent the Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.


The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

The Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short-or long-term). All capital loss carryovers are listed in the Fund's financial statements. Any such losses may not be carried back.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose NAV at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. Federal income tax consequences of distributions made (or deemed made) during the year.

C. FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

D. SALE OR REDEMPTION OF SHARES


In general, you will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. For this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted in determining the holding period of such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.


E. BACKUP WITHHOLDING


The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide a correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; rather any amounts so withheld may be credited against a shareholder's Federal income tax liability or refunded.


F. FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.


If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (excluding short-term capital gains and portfolio interest income paid during taxable years of the Fund beginning before January 1, 2008) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from Federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.


If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to an investment in the Fund can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.

G. STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Fund can differ from the Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund.

H. FOREIGN INCOME TAX

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries cannot be determined.

7. OTHER MATTERS
--------------------------------------------------------------------------------

A. THE TRUST AND ITS SHAREHOLDERS

1. GENERAL INFORMATION


Forum Funds was organized as a statutory trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996, the Trust succeeded to the assets and liabilities of Forum Funds, Inc.


The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:


Absolute Strategies Fund/(1)/                  Fountainhead Special Value Fund
Adams Harkness Small Cap Growth Fund           Golden Large Core Value Fund/(5)/
Austin Global Equity Fund                      Golden Small Core Value Fund/(5)/
Auxier Focus Fund/(2)/                         Investors Bond Fund
Brown Advisory Growth Equity Fund/(3)/         Jordan Opportunity Fund
Brown Advisory Intermediate Income Fund/(4)/   Mastrapasqua Growth Fund
Brown Advisory International Fund/(3)/         Merk Hard Currency Fund/(5)/
Brown Advisory Maryland Bond Fund/(3)/         Payson Total Return Fund
Brown Advisory Real Estate Fund/(3)/           Payson Value Fund
Brown Advisory Small-Cap Growth Fund/(4)/      Polaris Global Value Fund
Brown Advisory Small-Cap Value Fund            Shaker Fund/(6)/
Brown Advisory Value Equity Fund/(3)/          Steepleview Fund
DF Dent Premier Growth Fund                    Winslow Green Growth Fund
Dover Responsibility Fund/(1)/

/(1)/ The Trust offers shares of beneficial interest in Institutional, A and C classes of this series. C Shares of Absolute Strategies Fund and Dover Responsibility Fund are not currently available for sale.
/(2)/ The Trust offers shares of beneficial interest in Investor, A and C classes of this series.
/(3/) The Trust offers shares of beneficial interest in an Institutional class of this series.
/(4)/ The Trust offers shares of beneficial interest in Institutional and A classes of this series.
/(5)/ The Trust offers shares of beneficial interest in Institutional and Investor classes of this series.
/(6)/ The Trust offers shares of beneficial interest in Intermediary, A, B and C classes of this series.


The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust, the Adviser and the principal underwriter have adopted codes of ethics under Rule 17j-1, as amended, of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

The Trust and the Fund will continue indefinitely until terminated.

2. SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will affect each class's performance. For more information on any other class of shares of the Fund, investors should contact the Transfer Agent.

3. SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and
(2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those such series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro-rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4. TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation, so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, without shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation, or cause the Trust to incorporate in the state of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

B. FUND OWNERSHIP


As of October 19, 2005, the officers and trustees of the Trust, as a group, owned less than 1% of the outstanding shares of beneficial interest of the Fund.

Also as of that date, certain shareholders of record owned 5% or more of a class of shares of the Fund. Shareholders known by the Fund to own beneficially 5% or more of a class of shares of the Fund are listed in Table 7 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of October 19, 2005, the following shareholders may be deemed to control the Fund. "Control" for this purpose is the ownership of 25% or more of the Fund's voting securities.


--------------------------------------------
                               PERCENTAGE OF
SHAREHOLDER                    SHARES OWNED
--------------------------------------------
None                                N/A
--------------------------------------------

C. LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. The Administrator believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D. PROXY VOTING PROCEDURES


A copy of the Trust's and Adviser's proxy voting procedures are included in Appendix C. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge, upon request, by contacting the Transfer Agent at
(866) 233-3368 and (2) on the SEC's website at www.sec.gov.


E. REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

F. FINANCIAL STATEMENTS


The Fund's Financial Statements and Financial Highlights for the fiscal year ended June 30, 2005 are incorporated by reference into this SAI from the Fund's Annual Report to shareholders and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm, given upon their authority as experts in accounting and auditing.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

                                 PREFERRED STOCK

1. MOODY'S INVESTORS SERVICE

Aaa An issue which is rated "Aaa" is considered to be a top quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

Aa An issue which is rated "Aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "A" is considered to be an upper medium-grade preferred stock. While risks are judged to be somewhat greater than in the "Aaa" and "Aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

Baa An issue which is rated "Baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba An issue which is rated "Ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue which is rated "B" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

Ca An issue which is rated "Ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C               This is the lowest rated class of preferred or preference stock.
                Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2. STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B,          Preferred stock rated BB, B, and CCC is regarded, on balance,
CCC             as predominantly speculative with respect to the issuer's
                capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C               A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                               SHORT TERM RATINGS

1. MOODY'S INVESTORS SERVICE

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
               .    Leading market positions in well-established industries.
               .    High rates of return on funds employed.
               .    Conservative capitalization structure with moderate reliance on debt and ample asset protection.
               .    Broad margins in earnings coverage of fixed financial
                    charges and high internal cash generation.
               .    Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT             Issuers rated Not Prime do not fall within any of the Prime
PRIME           rating categories.


2. STANDARD & POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

APPENDIX B - MISCELLANEOUS TABLES
--------------------------------------------------------------------------------

TABLE 1 - INVESTMENT ADVISORY FEES

The following table shows the dollar amount of advisory fees accrued by the Fund, the amount of fees waived by the Adviser, if any, and the actual fees received by the Adviser.


--------------------------------------------------------------------------------
                              ADVISORY FEE      ADVISORY FEE       ADVISORY FEE
                                ACCRUED            WAIVED            RETAINED
--------------------------------------------------------------------------------
Year ended June 30, 2005         $ 309,004         $ 141,907          $ 167,097
Year ended June 30, 2004         $ 153,289         $ 129,060          $  24,229
Year ended June 30, 2003         $  90,163         $  90,163          $       0
--------------------------------------------------------------------------------



TABLE 2 - COMPLIANCE FEES

The following tables show the dollar amount of fees accrued by the Fund, the amount of fee that was waived by the Distributor, if any, and the actual fees received by the Distributor.



--------------------------------------------------------------------------------
                             COMPLIANCE FEE     COMPLIANCE FEE   COMPLIANCE FEE
          FUND                  ACCRUED             WAIVED          RETAINED
--------------------------------------------------------------------------------
Year Ended June 30, 2005           $ 11,999              $ 457         $ 11,542
--------------------------------------------------------------------------------



TABLE 3 - ADMINISTRATION FEES


The following table shows the dollar amount of administration fees accrued by the Fund, the amount of fees waived by Administrator, if any, and the actual fees received by the Administrator.


------------------------------------------------------------------------------------------
                            ADMINISTRATION        ADMINISTRATION        ADMINISTRATION
                              FEE ACCRUED           FEE WAIVED           FEE RETAINED
------------------------------------------------------------------------------------------
Year ended June 30, 2005              $ 54,946                 $ 593              $ 54,353
Year ended June 30, 2004              $ 39,265                 $   0              $ 39,265
Year ended June 30, 2003              $ 33,139                 $   0              $ 33,139
------------------------------------------------------------------------------------------



TABLE 4 - ACCOUNTING FEES


The following table shows the dollar amount of accounting fees accrued by the Fund, the amount of fees waived by the Accountant, if any, and the actual fees received by the Accountant.


--------------------------------------------------------------------------------
                            ACCOUNTING FEE    ACCOUNTING FEE     ACCOUNTING FEE
                               ACCRUED            WAIVED            RETAINED
--------------------------------------------------------------------------------
Year ended June 30, 2005          $ 48,181               $ 0            $ 48,181
Year ended June 30, 2004          $ 46,410               $ 0            $ 46,410
Year ended June 30, 2003          $ 46,130               $ 0            $ 46,130
--------------------------------------------------------------------------------

TABLE 5 - COMMISSIONS


The following table shows the brokerage commissions of the Fund.


--------------------------------------------------------------------------------
                                            AGGREGATE BROKERAGE COMMISSIONS PAID
--------------------------------------------------------------------------------
Year ended June 30, 2005                                                $ 16,149
Year ended June 30, 2004                                                $  8,431
Year ended June 30, 2003                                                $  4,128
--------------------------------------------------------------------------------



TABLE 6 - SECURITIES OF REGULAR BROKERS OR DEALERS


The following table lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

----------------------------------------------------
REGULAR BROKER OR DEALER                  VALUE HELD
----------------------------------------------------
None                                          N/A
----------------------------------------------------


TABLE 7 - 5% SHAREHOLDERS

The following table lists: (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of the Fund; and (2) any person known by the Fund to own beneficially 5% or more of a class of shares of the Fund, as of October 19, 2005.



---------------------------------------------------
NAME AND ADDRESS                          % OF FUND
---------------------------------------------------
Kraft Family Investments
One Patriots Place                          5.68%
Foxboro, MA 02035
---------------------------------------------------
Daniel F. Dent as TTEE FBO
DF Dent & Company, Inc.  PST
Two East Read Street                        5.00%
Baltimore, MD 21202
---------------------------------------------------

APPENDIX C - PROXY VOTING PROCEDURES
--------------------------------------------------------------------------------


                                   FORUM FUNDS
                                  MONARCH FUNDS

                 POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

                                  JULY 31, 2003
                          AS AMENDED SEPTEMBER 14, 2004

        SECTION 1. PURPOSE

        Shareholders of the various series of Forum Funds and Monarch Funds (collectively, the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

        This document describes the Policies and Procedures for Voting Proxies ("Policies") received from issuers whose voting securities are held by each Fund.

        SECTION 2. RESPONSIBILITIES

        (A) ADVISER. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Adviser shall act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies.

        The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and
(ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

        The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "Proxy Voting Service").

        (B) PROXY MANAGER. The Trust will appoint a proxy manager (the "Proxy Manager"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these Policies.

        SECTION 3. SCOPE

        These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which a Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

        SECTION 4. POLICIES AND PROCEDURES FOR VOTING PROXIES

        (A)     GENERAL

                (1) USE OF ADVISER PROXY VOTING GUIDELINES OR PROXY VOTING SERVICE. If (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust's Board of Trustees (the "Board") has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (C) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Registration Statement (each considered "Adviser Guidelines"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

                (2) INDEPENDENCE. The Adviser will obtain an annual certification from the Proxy Voting Service that it is independent from the Adviser. The Adviser shall also ensure that the Proxy Voting Service does not have a conflict of interest with respect to any vote cast for the Adviser on behalf of the Fund.

                (3) ABSENCE OF PROXY VOTING SERVICE GUIDELINES. In the absence of Adviser Guidelines, the Adviser shall vote the Fund's proxies consistent with Sections B and C below.

        (B)     ROUTINE MATTERS

        As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. The position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

                (1) ELECTION OF DIRECTORS. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

                (2) APPOINTMENT OF AUDITORS. Management recommendations will generally be supported.

                (3) CHANGES IN STATE OF INCORPORATION OR CAPITAL STRUCTURE. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

        (C)     NON-ROUTINE MATTERS

                (1) CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS. These proposals should be examined on a case-by-case basis.

                (2) PROPOSALS AFFECTING SHAREHOLDER RIGHTS. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

                (3) ANTI-TAKEOVER ISSUES. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

                (4) EXECUTIVE COMPENSATION. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

                (5) SOCIAL AND POLITICAL ISSUES. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

        (D)     CONFLICTS OF INTEREST

        Each Adviser is responsible for maintaining procedures to identify conflicts of interest. The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted.

        If the Adviser determines that it, or a Proxy Voting Service, has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Adviser shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according the determination and maintain records relating to this process.

        (E)     ABSTENTION

                The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

                              D.F. DENT AND COMPANY
                      PROXY VOTING PROCEDURES AND POLICIES
                      REGARDING DF DENT PREMIER GROWTH FUND

                               AS OF JULY 31, 2003

I.      GENERAL STATEMENT

        D.F. Dent and Company (the "Adviser") has discretion to vote the proxies received by DF Dent Premier Growth Fund (the "Fund"), a series of Forum Funds (the "Trust"), a registered investment company. Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. The Adviser will vote those proxies in the best interest of the Fund's shareholders and in accordance with these procedures and policies.

II.     POLICIES AND PROCEDURES FOR VOTING PROXIES

        In its role as investment adviser to the Fund, Adviser has adopted those proxy voting policies adopted by the Trust, which are attached hereto. To the extent that the Trust's policies do not cover potential voting issues with respect to proxies received by the Fund, the Fund has delegated to the Adviser the authority to act on its behalf to promote the Fund's investment objectives, subject to the provisions of the Trust's policies regarding resolution of a conflict of interest with respect to the Adviser.

        The Adviser recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of the Fund. A "conflict of interest," means any circumstance when the Adviser (including officers, directors, agents and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of fund shareholders in how proxies of that issuer are voted. The Adviser has adopted the Trust's procedures as they relate to the resolution of conflicts of interest with respect to voting Fund shares.

III.    RECORDKEEPING

        The Portfolio Manager or their staff will maintain files relating to the Adviser's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

        A. Copies of the proxy voting procedures and policies, and any amendments thereto.

        B. A copy of each proxy statement that the Adviser receives, provided however that the Adviser may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

        C.      A record of each vote that the Adviser casts.

        D. A copy of any document the Adviser created that was material to making a decision how to vote proxies, or that memorializes that decision, including the resolution of any conflict.

        E. A copy of each written client request for information on how the Adviser voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the Adviser voted its proxies.

IV.     DISCLOSURE

        A. The Adviser will disclose in its Form ADV Part II that its clients may contact the Adviser, by toll-free telephone number in order to obtain information on how the Adviser voted such client's proxies, and to request a copy of these procedures and policies. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer, (2) the proposal voted upon and (3) how the Adviser voted the client's proxy.

        B. A concise summary of these Proxy Voting Procedures and Policies will be included in the Adviser's Form ADV Part II, and will be updated whenever these procedures and policies are amended. The Adviser will arrange for the Form ADV to be updated and for these policies and procedures to be made available upon request.

Signed:
        ----------------------------------

Print Name:
            ------------------------------

Title:
       -----------------------------------

Date:
      ------------------------------------

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

(c)  See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit (a).

(d) (1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

     (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

     (3) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

     (4) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 138 via EDGAR on December 8, 2003, accession number 0001004402-03-000609).

     (5)  Investment  Advisory  Agreement between  Registrant and Mastrapasqua &
          Associates  (Exhibit  incorporated  by  reference  as filed as Exhibit
          (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

     (6) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

     (7) Investment Advisory Agreement between Registrant and Shaker Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 117 via EDGAR on September 27, 2002, accession number 0001004402-02-000418).

     (8) Investment Advisory Agreement between Registrant and Adams, Harkness & Hill, Inc. (Exhibit incorporated by reference as filed as Exhibit
          (d)(10) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

     (9) Form of Investment Advisory Agreement between Registrant and Winslow Management Company, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

     (10) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit
          (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

     (11) Management Agreement between Registrant and King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

     (12) Investment Advisory Agreement between Registrant and Grosvenor Capital Management, LLC, (K/N/A Bainbridge Capital Management, Inc.) (Exhibit incorporated by reference as filed as Exhibit 16(6)(d) in Form N-14 Registration Statement via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

     (13) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated (as amended November 18, 2002) (Exhibit incorporated by reference as filed as Exhibit (d)(14) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

     (14) Investment Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

     (15) Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 137 via EDGAR on October 30, 2003, accession number 0001004402-03-000559).

     (16) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (d)(16) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

     (17) Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (d) (16) in post-effective amendment No. 146 via EDGAR on May 28, 2004, accession number 0001275125-04-000141).

     (18) Interim Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(18) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

     (19) Management Agreement between Registrant and Auxier Asset Management (Exhibit incorporated by reference as filed as Exhibit (d) (19) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

     (20) Investment Advisory Agreement between Registrant and Windowpane Advisors LLC (Exhibit incorporated by reference as filed as Exhibit
          (d) (20) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

     (21) Sub-Advisory Agreement between Windowpane Advisors LLC and Hellman, Jordan Management Co., Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

     (22) Form of Investment Advisory Agreement between Registrant and Insight Capital Research and Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (d) (20) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (23) Investment Advisory Agreement between Registrant and Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (24) Sub-Advisory Agreements between Absolute Investment Advisers, LLC and each sub-adviser to Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(22) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (25) Investment Advisory Agreement between Registrant and Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (d) (25) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

     (26) Investment Advisory Agreement between Registrant and Dover Corporate Responsibility Management LLC (Exhibit incorporated by reference as filed as Exhibit (d) (26) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

     (27) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (d) (27) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

     (28) Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Walter Scott & Partners Limited (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

     (29) Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit
          (d) (29) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

     (30) Form of Interim Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d) (30) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

     (31) Form of Investment Advisory Agreement between Registrant and Spears, Grisanti & Brown, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

     (32) Form of Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 184 via Edgar on October 14, 2005, accession number 0001275125-05-000528).

(e) (1) Form of Selected Dealer Agreement between Forum Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

     (2) Distribution Agreement between Registrant and Forum Fund Services, LLC dated November 24, 2003 as amended and restated October 1, 2004 (Exhibit incorporated by reference as filed as Exhibit (e)(2) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).

(f)  None.

(g) (1) Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 (Exhibit incorporated by reference as filed as Exhibit 16(9)(a) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

     (2) Global Custodial Services Agreement between Forum Trust, LLC and Citibank, N.A. dated February 2, 2004 (Exhibit incorporated by reference as filed as Exhibit (g)(2) in post-effective amendment No. 145 via EDGAR on April 30, 2004, accession number 0001275125-04-000116).

     (3) Custodian Agreement between Registrant and Brown Investment Advisory & Trust Company relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

     (4) Global Custodial Services Agreement between Forum Funds and Citibank, N.A (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

(h) (1) Administration Agreement between Registrant and Forum Administrative Services, LLC dated September 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

     (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

     (3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

     (4) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

     (5) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (6) Shareholder Service Plan of Registrant dated April 26, 2001 (as amended July 29, 2002) relating to Shaker Fund (A, B, and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(13)(j) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

     (7) Shareholder Service Plan of Registrant dated March 29, 2001, relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

     (8) Shareholder Service Plan of Registrant dated June 1, 2002 relating to Investors Bond Fund and TaxSaver Bond Fund (Exhibit incorporated by reference as filed as Exhibit (h)(10) in post-effective amendment No. 119 via EDGAR on October 31, 2002, accession number 0001004402-02-000463).

     (9) Shareholder Service Plan of Registrant dated November 24, 2003 relating to Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 142 via EDGAR on February 26, 2004, accession number 0001275125-04-000027).

     (10) Shareholder Service Plan of Registrant dated September 14, 2004 relating to Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (h) (10) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (11) Shareholder Service Plan of Registrant dated September 14, 2004 relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (h) (11) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478). Institutional Shares of Brown Advisory Opportunity Fund will be added to the Shareholder Service Plan and the amended plan will be filed by future amendment.

     (12) Contractual Fee Waiver Agreement between Registrant and King Investment Advisors, Inc. regarding Fountainhead Special Value Fund dated February 28, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(11) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).

     (13) Contractual Fee Waiver Agreement between Registrant and Adams, Harkness and Hill, Inc. regarding Winslow Green Growth Fund dated April 29, 2005 (Exhibit incorporated by reference as filed as Exhibit
          (h)(12) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (14) Contractual Fee Waiver Agreement between Registrant and Bainbridge Capital Management, LLC regarding Investors Bond Fund and TaxSaver Bond Fund dated July 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(13) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

     (15) Contractual Fee Waiver Agreement between Registrant and Shaker Investments, LLC regarding Shaker Fund dated July 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(14) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

     (16) Contractual Fee Waiver Agreement between Registrant and Mastrapasqua Asset Management regarding Mastrapasqua Growth Fund dated September 16, 2004 (Exhibit incorporated by reference as filed as Exhibit
          (h)(15) in post-effective No. 152 via EDGAR on September 30, 2004, accession number 0001275125-04-000331).

     (17) Contractual Fee Waiver Agreement between Registrant and D.F. Dent and Company, Inc. regarding DF Dent Premier Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h) (17) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

     (18) Contractual Fee Waiver Agreement between Registrant and AH Lisanti Capital Growth, LLC regarding Adams Harkness Small Cap Growth Fund dated April 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(18) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (19) Contractual Fee Waiver Agreement between Registrant and AH Lisanti Capital Growth, LLC regarding Adams Harkness Small Cap Growth Fund dated June 30, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(19) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

     (20) Contractual Fee Waiver Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund (Exhibit incorporated by reference as filed as Exhibit (h)(19) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (21) Form of Contractual Fee Waiver Agreement between Registrant and Absolute Investment Advisers, LLC regarding Absolute Strategies Fund dated April 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(20) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (22) Form of Contractual Fee Waiver Agreement between Registrant and Merk Investments, LLC regarding Merk Hard Currency Fund dated April 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(21) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (23) Form of Contractual Fee Waiver Agreement between Registrant and Dover Corporate Responsibility Management LLC regarding Dover Responsibility Fund dated April 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(22) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (24) Compliance Services Agreement between Registrant and Foreside Fund Services, LLC dated October 1, 2004 as amended and restated June 1, 2005 (Exhibit incorporated by reference as filed as Exhibit (h) (25) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478)

     (25) Form of Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Opportunity Fund to be filed by future amendment.

(i)  Opinion and Consent of Counsel is filed herewith as Exhibit (i).


(j)  Consent of Independent Auditors is filed herewith as Exhibit (j)..


(k)  None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m) (1) Rule 12b-1 Plan dated April 26, 2001 (as amended September 11, 2001) adopted by Registrant for Shaker Fund (A, B, and C Shares), (Exhibit incorporated by reference as filed as Exhibit (m)(4) in post-effective amendment No. 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).

     (2) Rule 12b-1 Plan dated August 1, 2002 (as amended November 18, 2002) for Brown Advisory Small-Cap Growth Fund (A Shares) and Brown Advisory Intermediate Bond Fund (A Shares) (Exhibit incorporated by reference as filed as Exhibit (m)(5) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540). A Shares of Brown Advisory Opportunity Fund will be added to the Rule 12b-1 Plan and the amended plan will be filed by future amendment.

     (3) Rule 12b-1 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (A and C Shares) (Exhibit incorporated by reference as filed as Exhibit m(3) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (4) Rule 12b-1 Plan dated September 14, 2004 adopted by Registrant for ICRM Small-Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit m(4) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (5) Rule 12b-1 Plan dated March 24, 2005 adopted by Registrant for Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (6) Rule 12b-1 Plan dated March 24, 2005 adopted by Registrant for Merk Hard Currency Fund (Exhibit incorporated by reference as filed as Exhibit (m)(6) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (7) Rule 12b-1 Plan dated March 24, 2005 adopted by Registrant for Dover Responsibility Fund (Exhibit incorporated by reference as filed as Exhibit (m)(7) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (8) Rule 12b-1 Plan adopted by Registrant for Golden Large Core Value Fund and Golden Small Core Value Fund (Exhibit incorporated by reference as filed as Exhibit (m)(8) in post-effective amendment No. 179 via EDGAR on August 12, 2005, accession number 0001275125-05-000389).

     (9) Rule 12b-1 Plan adopted by Registrant for Steepleview Fund (Exhibit incorporated by reference as filed as Exhibit (m) (9) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

(n) (1) Rule 18f-3 Plan dated April 26, 2001 (as amended May 13, 2002) adopted by Registrant for Shaker Fund (Intermediary, A, B and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(10)(d) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

     (2) Rule 18f-3 Plan dated August 1, 2002 (as amended November 18, 2002) adopted by Registrant for Brown Advisory Small-Cap Growth Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional Shares), Brown Advisory Growth Equity Fund
          (Institutional    Shares),    Brown   Advisory    International   Fund
          (Institutional Shares), Brown Advisory Maryland Bond Fund (Institutional Shares), and Brown Advisory Real Estate Fund (Institutional Shares) (Exhibit incorporated by reference as filed as Exhibit (n)(4) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).
          Institutional Shares and A Shares of Brown Advisory Opportunity Fund will be added to the Rule 18f-3 Plan and the amended plan will be filed by future amendment.

     (3) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (Investor, A and C Shares) (Exhibit incorporated by reference as filed as Exhibit n(3) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (4) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for ICRM Small-Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit n(4) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (5) Rule 18f-3 Plan adopted by Registrant for Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (n)(5) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (6) Rule 18f-3 Plan adopted by Registrant for Merk Hard Currency Fund (Exhibit incorporated by reference as filed as Exhibit (n)(6) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (7) Rule 18f-3 Plan adopted by Registrant for Dover Responsibility Fund (Exhibit incorporated by reference as filed as Exhibit (n)(7) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (8) Rule 18f-3 Plan adopted by Registrant for Golden Large Core Value Fund and Golden Small Core Value Fund (Exhibit incorporated by reference as filed as Exhibit (n)(8) in post-effective amendment No. 179 via EDGAR on August 12, 2005, accession number 0001275125-05-000389).

(p) (1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

     (2) Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

     (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

     (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (5) Code of Ethics adopted by Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

     (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

     (7) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

     (8) Code of Ethics adopted by Shaker Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

     (9) Code of Ethics adopted by Adams, Harkness & Hill, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

     (10) Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 98 via EDGAR on June 28, 2001, accession number 0001004402-01-500127).

     (11) Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).

     (12) Code of Ethics adopted by Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

     (13) Code of Ethics adopted by Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 132 via EDGAR on September 26, 2003, accession number 0001004402-03-000501).

     (14) Code of Ethics adopted by AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

     (15) Code of Ethics adopted by Citigroup Global Transaction Services, Fund Services (Exhibit incorporated by reference as filed as Exhibit (p)
          (1) in post-effective amendment No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).

     (16) Code of Ethics adopted by Walter Scott & Partners Limited (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 149 via EDGAR on August 16, 2004, accession number 0001275125-04-000239).

     (17) Code of Ethics adopted by Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(17) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

     (18) Code of Ethics adopted by Windowpane Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(18) in post-effective amendment No. 162 via EDGAR on February 23, 2005, accession number 0001275125-05-00085).

     (19) Code of Ethics adopted by Hellman, Jordan Management Co., Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(19) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (20) Code of Ethics adopted by Insight Capital Research & Management, Inc. (to be filed by further amendment).

     (21) Code of Ethics adopted by Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(21) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

     (22) Code of Ethics adopted by Bainbridge Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(22) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

     (23) Code of Ethics adopted by Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(23) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (24) Code of Ethics adopted by Aronson+Johnson+Ortiz, LP (Exhibit incorporated by reference as filed as Exhibit (p)(24) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (25) Code of Ethics adopted by Bernzott Capital Advisors (Exhibit incorporated by reference as filed as Exhibit (p)(25) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (26) Code of Ethics adopted by Contravisory Research & Management Corp. (Exhibit incorporated by reference as filed as Exhibit (p)(26) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (27) Code of Ethics  adopted by  Grantham,  Mayo,  Van  Otterloo & Co., LLC
          (Exhibit incorporated by reference as filed as Exhibit (p)(27) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (28) Code of Ethics  adopted by Horizon  Asset  Management,  Inc.  (Exhibit incorporated by reference as filed as Exhibit (p)(28) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (29) Code of Ethics adopted by Kinetics  Asset  Management,  Inc.  (Exhibit incorporated by reference as filed as Exhibit (p)(29) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (30) Code of Ethics adopted by Loomis, Sayles & Company, L.P. (Exhibit incorporated by reference as filed as Exhibit (p)(30) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (31) Code of Ethics adopted by Metropolitan West Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(31) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (32) Code of Ethics adopted by Moody Aldrich Partners, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(32) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (33) Code of Ethics adopted by Scout Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(33) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (34) Code of Ethics adopted by SSI Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(34) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (35) Code of Ethics adopted by TT International Investment Management (Exhibit incorporated by reference as filed as Exhibit (p)(35) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (36) Code of Ethics adopted by TWIN Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(36) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (37) Code of Ethics adopted by Yacktman Asset Management Co. (Exhibit incorporated by reference as filed as Exhibit (p)(37) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (38) Code of Ethics adopted by Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(38) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (39) Code of Ethics adopted by Dover Corporate Responsibility Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(39) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (40) Code of Ethics adopted by Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(40) in post-effective amendment No. 179 via EDGAR on August 12, 2005, accession number 0001275125-05-000389).

     (41) Code of Ethics  adopted by  Spears,  Grisanti  & Brown,  LLC  (Exhibit incorporated by reference as filed as Exhibit (p) (41) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

     (42) Code of Ethics adopted by Foreside Fund Services (Exhibit incorporated by reference as filed as Exhibit (p)(42) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

Other Exhibits:

(A)  Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and
     J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Exhibit A in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241)).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None

ITEM 25. INDEMNIFICATION

         In  accordance  with Section 3803 of the Delaware  Business  Trust Act,
         Section 10.02 of Registrant's Trust Instrument provides as follows:

         "10.02. INDEMNIFICATION

         (a) Subject to the exceptions and limitations contained in Section (b) below:

                  (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

                  (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                  (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

                  (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

               (A) By the court or other body approving the settlement;

               (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

               (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
         (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither
         Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

         (e) Conditional advancing of indemnification  monies under this Section
         5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
         (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and
         (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; Bainbridge Capital Management, LLC; H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

         "SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Adams, Harkness & Hill, Inc.; AH Lisanti Capital Growth, LLC; Brown Investment Advisory Incorporated; D.F. Dent and Company, Inc.; Mastrapasqua & Associates; Polaris Capital Management, Inc.; and Shaker Investments, LLC provide similarly as follows:

         "SECTION  5.  STANDARD  OF CARE.  (a) The  Trust  shall  expect  of the
         Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

         With  respect  to  indemnification  of the  underwriter  of the  Trust,
         Section 8 of the Distribution Agreement provides:

         "(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

                  (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

                  (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the

         Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
(a)      Adams, Harkness & Hill, Inc.

         The following chart reflects the directors and officers of AHH, including their business connections, which are of a substantial nature. The address of AHH is 60 State Street, Boston, Massachusetts 02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         John W Adams                         Chairman and Chief Executive        AHH
                                              Officer
         .................................... ................................... ...................................
         Steven B. Frankel                    Managing Director                   AHH
         .................................... ................................... ...................................
         Sharon Lewis                         Managing Director                   AHH
         .................................... ................................... ...................................
         Timothy J. McMahon                   Managing Director                   AHH
         .................................... ................................... ...................................
         Theodore L. Stebbins                 Managing Director                   AHH
         .................................... ................................... ...................................
         Greg Benning                         Managing Director                   AHH
         .................................... ................................... ...................................
         Greg Brown                           Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Lawrence F. Calahan, II              Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Cynthia A. Cycon                     Managing Director                   AHH
         .................................... ................................... ...................................
         Francis J. Dailey                    Managing Director                   AHH
         .................................... ................................... ...................................
         Rick Franco                          Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Joseph W. Hammer                     Managing Director                   AHH
         .................................... ................................... ...................................
         James Kedersha                       Managing Director                   AHH
         .................................... ................................... ...................................
         Russell W. Landon                    Managing Director                   AHH
         .................................... ................................... ...................................


         .................................... ................................... ...................................
         Benjamin A. Marsh                    Managing Director                   AHH
         .................................... ................................... ...................................
         Paul M. Mazzarella                   Managing Director                   AHH
         .................................... ................................... ...................................
         Danny McDonald                       Managing Director                   AHH
         .................................... ................................... ...................................
         James O'Hare                         Managing Director                   AHH
         .................................... ................................... ...................................
         Matthew W. Patsky                    Managing Director                   AHH
         .................................... ................................... ...................................
         Joseph Ranieri                       Managing Director                   AHH
         .................................... ................................... ...................................
         Ronald D. Ree                        Managing Director                   AHH
         .................................... ................................... ...................................
         Jack Robinson                        Managing Director                   AHH
         .................................... ................................... ...................................
         Christopher Sands                    Managing Director                   AHH
         .................................... ................................... ...................................
         Jamie Simms                          Managing Director                   AHH
         .................................... ................................... ...................................
         John Tesoro                          Managing Director                   AHH
         .................................... ................................... ...................................
         Harry E. Wells III                   Managing Director and Clerk         AHH
         .................................... ................................... ...................................
         Carol Werther                        Managing Director                   AHH
         .................................... ................................... ...................................
         Deborah Widener                      Managing Director                   AHH
         .................................... ................................... ...................................
         Sam Wilkins III                      Managing Director                   AHH
         .................................... ................................... ...................................
         Frederick L. Wolf                    Managing Director                   AHH
         .................................... ................................... ...................................
         Allyn C. Woodward Jr.                President and Managing Director     AHH
         .................................... ................................... ...................................
         Stephen Zak                          Managing Director, CFO and          AHH
                                              Treasurer
         .................................... ................................... ...................................
         J. Eric Anderson                     Principal                           AHH
         .................................... ................................... ...................................
         Nancy R. Atcheson                    Principal                           AHH
         .................................... ................................... ...................................
         Barry Bocklett                       Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Susan Braverman-Lione                Principal                           AHH
         .................................... ................................... ...................................
         Blaine Carroll                       Principal                           AHH
         .................................... ................................... ...................................
         Thomas C. Cochran III                Principal                           AHH
         .................................... ................................... ...................................
         Mike Comerford                       Principal                           AHH
         .................................... ................................... ...................................
         James Corscadden                     Principal                           AHH
         .................................... ................................... ...................................
         Gordon Cromwell                      Principal                           AHH
         .................................... ................................... ...................................
         Vernon Essi                          Principal                           AHH
         .................................... ................................... ...................................
         Rick Faust                           Principal                           AHH
         .................................... ................................... ...................................
         Elizabeth T. Harbison                Principal                           AHH
         .................................... ................................... ...................................
         Robert H. Johnson                    Principal                           AHH
         .................................... ................................... ...................................
         Chris Leger                          Principal                           AHH
         .................................... ................................... ...................................
         Jeff McCloskey                       Principal                           AHH
         .................................... ................................... ...................................
         John F. Murphy                       Principal                           AHH
         .................................... ................................... ...................................
         Bridget O'Brien                      Principal                           AHH
         .................................... ................................... ...................................
         Ben Z. Rose                          Principal                           AHH
         .................................... ................................... ...................................
         Robert Sheppard                      Principal                           AHH
         .................................... ................................... ...................................
         Howard Silfen                        Principal                           AHH
         .................................... ................................... ...................................
         Gordon L. Szerlip                    Principal                           AHH
         .................................... ................................... ...................................
         David Thibodeau                      Principal                           AHH
         .................................... ................................... ...................................
         Charles Trafton                      Principal                           AHH
         .................................... ................................... ...................................
         Mark E. Young                        Principal                           AHH
         .................................... ................................... ...................................
         Alexandra Adams                      Vice President                      AHH
         .................................... ................................... ...................................
         Alexander Arnold                     Vice President                      AHH
         .................................... ................................... ...................................
         Greg Beloff                          Vice President                      AHH
         .................................... ................................... ...................................
         Joe Bruno                            Vice President                      AHH
         .................................... ................................... ...................................
         Jerry Buote                          Vice President                      AHH
         .................................... ................................... ...................................
         Joe Buttarazzi                       Vice President                      AHH
         .................................... ................................... ...................................
         Peter Cahill                         Vice President                      AHH
         .................................... ................................... ...................................
         Sarah Cannon                         Vice President                      AHH
         .................................... ................................... ...................................
         Joe Ciardi                           Vice President                      AHH
         .................................... ................................... ...................................
         Ben Conway                           Vice President                      AHH
         .................................... ................................... ...................................
         Dan Coyne                            Vice President                      AHH
         .................................... ................................... ...................................
         Matthew Epstein                      Vice President                      AHH
         .................................... ................................... ...................................


         .................................... ................................... ...................................
         Frank Gaul                           Vice President                      AHH
         .................................... ................................... ...................................
         James Jasinski                       Vice President                      AHH
         .................................... ................................... ...................................
         Michael Landry                       Vice President                      AHH
         .................................... ................................... ...................................
         Tim Leland                           Vice President                      AHH
         .................................... ................................... ...................................
         Jeff Liguori                         Vice President                      AHH
         .................................... ................................... ...................................
         Michael Moses                        Vice President                      AHH
         .................................... ................................... ...................................
         Cindy Mulica                         Vice President                      AHH
         .................................... ................................... ...................................
         Sandra Notardonato                   Vice President                      AHH
         .................................... ................................... ...................................
         Channing Page                        Vice President                      AHH
         .................................... ................................... ...................................
         Lynn Pieper                          Vice President                      AHH
         .................................... ................................... ...................................
         Andrew Pojani                        Vice President                      AHH
         .................................... ................................... ...................................
         Ryan Rauch                           Vice President                      AHH
         .................................... ................................... ...................................
         Felicia Reed                         Vice President                      AHH
         .................................... ................................... ...................................
         Laura Richardson                     Vice President                      AHH
         .................................... ................................... ...................................
         Marvin Ritchie                       Vice President                      AHH
         .................................... ................................... ...................................
         Patrick Sherbrooke                   Vice President                      AHH
         .................................... ................................... ...................................
         Jeffrey Sihpol                       Vice President                      AHH
         .................................... ................................... ...................................
         Jonathan Skinner                     Vice President                      AHH
         .................................... ................................... ...................................
         Amalia Spera                         Vice President                      AHH
         .................................... ................................... ...................................
         Jennifer St. Germain                 Vice President                      AHH
         .................................... ................................... ...................................
         Curtis Thom                          Vice President                      AHH
         .................................... ................................... ...................................
         Lisa Thors                           Vice President                      AHH
         .................................... ................................... ...................................
         Katie Tiger                          Vice President                      AHH
         .................................... ................................... ...................................
         Scott Van Winkle                     Vice President                      AHH
         .................................... ................................... ...................................
         Tim Vetrano                          Vice President                      AHH
         .................................... ................................... ...................................
         Kevin Wagner                         Vice President                      AHH
         .................................... ................................... ...................................
         Rebecca Warsofsky                    Vice President                      AHH
         .................................... ................................... ...................................

(b) AH Lisanti Capital Growth, LLC
------------------------------------------------------------------------------------------------------------------------------------

         The following chart reflects the directors and officers of AH Lisanti, including their business connections, which are of a substantial nature.  The address of AH Lisanti is 623 5th Avenue, New York, NY 10022 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                               Business Connection
         .................................... ................................... ....................................
         Mary Lisanti                         President                           AH Lisanti
         .................................... ................................... ...................................
         Timothy J. McMahon                   Director                            AH Lisanti
                                              ................................... ....................................
                                              Managing Director and CEO           AHH
                                                                                  60 State Street, Boston,
                                                                                  Massachusetts 02104
         .................................... ................................... ...................................
         Stephen Zak                          Director                            AH Lisanti
                                              ................................... ....................................
                                              Managing Director, CFO and          AHH
                                              Treasurer                           60 State Street, Boston,
                                                                                  Massachusetts 02104
         .................................... .................................... ...................................

(c) Austin Investment Management, Inc.

         The following chart reflects the director and officer of Austin, including his business connections, which are of a substantial nature.
         The address of Austin is 375 Park Avenue, New York, New York 10152.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Peter Vlachos                        Director, President, Treasurer,      Austin
                                              Secretary
         .................................... .................................... ...................................

(d) Auxier Asset Management LLC


         The following chart reflects the directors and officers of Auxier, including their business connections, which are of a substantial nature. The address of Auxier is 5000 S.W. Meadows Road, Suite 410,
         Lake Oswego, OR 97035-2224 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         James J. Auxier                      Chief Executive Officer              Auxier
         .................................... .................................... ..................................
         Shauna C. Tweedy                     Chief Financial Officer              Auxier
         .................................... .................................... ...................................

(e) Bainbridge Capital Management, LLC

         The following chart reflects the directors and officers of BCM, including their business connections, which are of a substantial nature. The address of BCM is Two Portland Square, Portland, ME 04101 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ...................................
         Richard J. Berthy                    President, Manager and Secretary     BCM
                                              .................................... ...................................
                                              President, Chief Executive Officer   ConSELLtant Group Corporation
                                                                                   Two Prestige Place, Suite 340
                                                                                   Dayton, Ohio 45342
         .................................... .................................... ...................................
                                              .................................... ...................................
         Les C. Berthy                        Vice President, Manager and Senior   BCM
                                              Portfolio Manager
         .................................... .................................... ...................................
         Carl Bright                          Vice President and Treasurer         BCM
                                              .................................... ...................................
                                              President, Regional Sales Manager    Foreside Fund Services, LLC
                                              .................................... ...................................
         .................................... .................................... ...................................
         Nanette K. Chern                     Chief Compliance Officer             BCM
         .................................... .................................... ...................................

(f)      Brown Investment Advisory Incorporated

         The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown, Brown Investment Advisory & Trust Company and Brown Capital Holdings, Inc. is 901 S. Bond Street, Suite 400,
         Baltimore, Maryland 21231 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Michael D. Hankin                    President & Director                 Brown
                                              .................................... ..................................
                                              Director and Chief Executive         Brown Investment Advisory and
                                              Officer, Trustee                     Trust Company
                                              .................................... ..................................
                                              President and Chief Executive        Brown Capital Holdings, Inc.
                                              Officer
         .................................... .................................... ..................................
                                              President                            Maryland Zoological Society
                                                                                   Baltimore 200
                                                                                   Druid Hill Park
                                                                                   Baltimore, MD 21210
                                              .................................... ..................................
                                              Trustee                              The Valleys Planning Council
                                                                                   212 Washington Avenue
                                                                                   P.O. Box 5402
                                                                                   Towson, MD 21285-5402
         .................................... .................................... ..................................
         David M. Churchill                   Treasurer & Director                 Brown
                                              .................................... ..................................
                                              Treasurer and Chief Financial        Brown Investment Advisory and
                                              Officer                              Trust Company
                                              .................................... ..................................
                                              Treasurer and Chief Financial        Brown Capital Holdings, Inc.
                                              Officer
         .................................... .................................... ..................................
         Edward K. Dunn III                   Secretary & Director                 Brown
                                              .................................... ..................................
                                              Secretary                            Brown Investment Advisory and
                                                                                   Trust Company
                                              .................................... ..................................
         Patrick J. Ventura                   Chief Compliance Officer             Brown
         .................................... .................................... ...................................

(g)      Cardinal Capital Management, L.L.C.


         The following chart reflects the directors and officers of Cardinal, including their business connections, which are of a substantial nature. The address of Cardinal is One Fawcett Place, Greenwich,
         Connecticut 068330 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... ....................................
         Amy K. Minella                       Managing Partner                     Cardinal
         .................................... .................................... ...................................
         Eugene Fox                           Managing Director                    Cardinal
         .................................... .................................... ...................................
         Robert B. Kirkpatrick                Managing Director                    Cardinal
         .................................... .................................... ...................................
         Thomas J. Spelman                    Managing Director/Chief Financial    Cardinal
                                              Officer/Chief Compliance Officer
         .................................... .................................... ...................................

(h) D.F. Dent and Company, Inc.

         The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore,
         Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Daniel F. Dent                       President and Treasurer              D.F. Dent
         .................................... .................................... ..................................
         Sutherland C. Ellwood                Vice President                       D.F. Dent
         .................................... .................................... ..................................
         Thomas F. O'Neil                     Vice President and Secretary         D.F. Dent
         .................................... .................................... ..................................
         Linda W. McCleary                    Vice President                       D.F. Dent
         .................................... .................................... ..................................

(i) Golden Capital Management, LLC

         The  following  chart  reflects  the  directors  and officers of Golden
         Capital Management, LLC including their business connections, which are of a substantial nature. The address of Golden Capital Management,  LLC
         is  Five  Resource  Square,   10715  David  Taylor  Drive,  Suite  150,
         Charlotte,  North Carolina 28262 and, unless otherwise indicated below, that  address is the  principal  business  address of any company  with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Greg Golden                          Principal, President & CEO           Golden Capital Management
         .................................... .................................... ..................................
         Jeff C. Moser                        Principal, Managing Director         Golden Capital Management
         .................................... .................................... ..................................
         Jonathan Cangalosi                   Managing Director                    Golden Capital Management
         .................................... .................................... ..................................
         Lynette Alexander                    Managing Director & CCO              Golden Capital Management
         .................................... .................................... ..................................
         Robi Elnekave                        Managing Director                    Golden Capital Management
         .................................... .................................... ...................................

(j) H.M. Payson & Co.

         The following chart reflects  the directors and officers of H.M. Payson
         &  Co.,  including  their   business   connections,   which  are  of  a
         substantial  nature.  The  address of H.M. Payson & Co. is One Portland
         Square, Portland, Maine 04101.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         John C. Downing                      Managing Director, Treasurer         H.M. Payson & Co.
         .................................... .................................... ..................................
         Thomas M. Pierce                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Peter E. Robbins                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         John H. Walker                       Managing Director, President         H.M. Payson & Co.
         .................................... .................................... ..................................
         Teresa M. Esposito                   Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         John C. Knox                         Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Harold J. Dixon                      Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Michael R. Currie                    Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         William O. Hall, III                 Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................

(k)      King Investment Advisors, Inc.


         The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400,
         Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Roger E. King                        Chairman and President               King
         .................................... .................................... ..................................
         John R. Servis                       Director                             King
                                              .................................... ..................................
                                              .................................... ..................................
                                              Owner, Commercial Real Estate        John R. Servis Properties
                                                                                   602 Hallie, Houston, TX  77024
         .................................... .................................... ..................................
         Pat H. Swanson                       Compliance Officer                   King
         .................................... .................................... ..................................
         Jane D. Lightfoot                    Secretary/Treasurer                  King
         .................................... .................................... ...................................

(l) Mastrapasqua & Associates, Inc.

         The   following   chart   reflects  the   directors   and  officers  of
         Mastrapasqua,  including  their  business  connections,  which are of a substantial  nature.  The address of Mastrapasqua is 814 Church Street,
         Suite 600, Nashville,  Tennessee, 37203 and, unless otherwise indicated
         below,  that address is the principal  business  address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Frank Mastrapasqua                   Chairman, CEO and Portfolio Manager  Mastrapasqua
         .................................... .................................... ..................................
         Thomas A. Trantum                    President, Portfolio Manager and     Mastrapasqua
                                              Security Analyst
         .................................... .................................... ..................................
         Mauro M. Mastrapasqua                First Vice President-E Commerce      Mastrapasqua
                                              and Strategy Associate Portfolio
                                              Manager
         .................................... .................................... ...................................

(m) Philadelphia International Advisors, LP

         The following chart reflects the directors and officers of PIA, including their business connections, which are of a substantial nature. The address of PIA is One Liberty Place, 1650 Market Street,
         Philadelphia, PA 19103 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ...................................
         Andrew B. Williams, CFA              Chief Investment Officer and         PIA
                                              Lead Portfolio Manager
                                              .................................... ...................................
                                              Treasurer                            Treasurer, Germantown Friends'
                                                                                   School
                                                                                   31 West Coulter Street
                                                                                   Philadelphia, PA 19144
         .................................... .................................... ...................................
         Robert C. Benthem de Grave           Portfolio Manager                    PIA
         .................................... .................................... ...................................
         Frederick B. Herman, III, CFA        Portfolio Manager                    PIA
                                              .................................... ...................................
                                              Board Member                         Japan America Society of Greater
                                                                                   Philadelphia
                                                                                   200 South Broad Street, Suite 700
                                                                                   Philadelphia, PA 19102
         .................................... .................................... ...................................
         Peter W. O'Hara, CFA                 Portfolio Manager                    PIA
         .................................... .................................... ...................................
         Christopher S. Delpi, CFA            Director of Research                 PIA
         .................................... .................................... ...................................
         James S. Lobb                        Managing Director of Sales &         PIA
                                              Service
                                              .................................... ...................................
                                              Board Member                         Riddle Memorial Hospital
                                                                                   1068 West Baltimore Pike
                                                                                   Media, PA 19063
         .................................... .................................... ...................................
         Jane A. Webster                      Director of Sales                    PIA
         .................................... .................................... ...................................
         Kent E. Weaver, Jr.                  Director of Client Service           PIA
         .................................... .................................... ...................................
         Mary T. Evans                        Director of Portfolio                PIA
                                              Administration
         .................................... .................................... ...................................


(n) Polaris Capital Management, Inc.

         The  following  chart  reflects the  directors and officers of Polaris, including  their  business  connections,  which  are  of a  substantial
         nature.   The  address  of  Polaris  is  125  Summer  Street,   Boston,
         Massachusetts 02110 and, unless otherwise indicated below, that address is the  principal  business  address  of any  company  with  which  the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Bernard R. Horn, Jr.                 President, Portfolio Manager         Polaris
         .................................... .................................... ..................................
         Edward E. Wendell, Jr.               Treasurer                            Polaris
                                              .................................... ..................................
                                              President                            Boston Investor Services, Inc.
         .................................... .................................... ...................................

(o) Shaker Investments, LLC

         The following chart reflects the directors and officers of Shaker, including their business connections, which are of a substantial nature. The address of Shaker is 2000 Auburn Drive, Suite 300,
         Cleveland, Ohio 44122 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Edward Paul Hemmelgarn               President, Chief Investment       Shaker
                                              Officer and Director
         .................................... .................................... ...................................

(p) Spears, Grisanti & Brown, LLC

         The following chart reflects the directors and officers of Spears, Grisanti & Brown, LLC, including their business connections, which are of a substantial nature. The address of Shaker is 45 Rockefeller Plaza, 17th Floor, New York, New York, 10111 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         William G. Spears                    Director and Principal            Spears, Grisanti & Brown
         .................................... ................................. .....................................
         Vance C.Brown                        Principal                         Spears, Grisanti & Brown
         .................................... ................................. .....................................
         Christopher C. Grisanti              Principal                         Spears, Grisanti & Brown
         .................................... .................................... ..................................

(q) Windowpane Advisors, LLC

         The following chart reflects the directors and officers of Windowpane, including their business connections, which are of a substantial nature. The address of Windowpane is 60 W. Broadway, Suite 1010, San
         Diego, California 92101-3355 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Michael Stolper                      President                         Windowpane
         .................................... ................................. .....................................
         Barbara Ann Malone                   Managing Director                 Windowpane
         .................................... .................................... ...................................

(r) Hellman, Jordan Management Co., Inc.

         The  following  chart  reflects the  directors and officers of Hellman, including  their  business  connections,  which  are  of a  substantial
         nature.   The   address  of  Hellman  is  75  State   Street,   Boston,
         Massachusetts 02109 and, unless otherwise indicated below, that address is the  principal  business  address  of any  company  with  which  the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Gerald R. Jordan, Jr.                President                         Hellman
         .................................... ................................. .....................................
         Gerald Reid Jordan                   Executive Vice President          Hellman
         .................................... ................................. .....................................


         .................................... ................................. .....................................
         Nicholas Gleysteen                   Senior Vice President             Hellman
         .................................... ................................. .....................................
         Susan G. Lynch                       Vice President                    Hellman
         .................................... ................................. .....................................
         Luke Murphy                          Vice President                    Hellman
         .................................... ................................. .....................................
         Ethan T. Brown                       Vice President                    Hellman
         .................................... .................................... ...................................

(s) Insight Capital Research & Management, Inc.

         The following chart reflects the directors and officers of Insight, including their business connections, which are of a substantial nature. The address of Insight is 2121 N. California Blvd., Walnut
         Creek, California 94596 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         James O. Collins                     Chief Executive Officer           Insight
         .................................... ................................. .....................................
         Lisa Miller                          Executive Vice President          Insight
         .................................... ................................. .....................................
         Charles Gehring                      Vice President                    Insight
         .................................... ................................. .....................................

(t)      Walter Scott & Partners Limited

         The  following  chart  reflects  the  directors  and officers of Walter
         Scott, including their business connections, which are of a substantial nature. The address of Walter Scott is One Charlotte Square, Edinburgh,
         Scotland EH2 4DZ and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Walter G. Scott                      Chairman                             Walter Scott
         .................................... .................................... ....................................
         John Clark                           Director                             Walter Scott
         .................................... .................................... ....................................
         Marilyn R. Harrison                  Director                             Walter Scott
         .................................... .................................... ....................................
         Kenneth J. Lyall                     Director                             Walter Scott
         .................................... .................................... ....................................
         James D. Smith                       Director                             Walter Scott
         .................................... .................................... ....................................
         Pamela J. Maxton                     Director                             Walter Scott
         .................................... .................................... ....................................
         Alistair Lyon-Dean                   Secretary and Chief Compliance       Walter Scott
                                              Officer
         .................................... .................................... ....................................
         Alan McFarlane                       Managing Director                    Walter Scott
         .................................... .................................... ....................................
         Frances S. Bentley-Hamlyn            Director                             Walter Scott
         .................................... .................................... ....................................
         Rodger H. Nisbet                     Director                             Walter Scott
         .................................... .................................... ....................................

(u) Absolute Investment Advisers, LLC

         The following chart reflects the directors and officers of Absolute, including their business connections, which are of a substantial nature. The address of Absolute is 94 Station St., Suite 202, Hingham,
         MA 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Anthony R. Bosch                     Principal                            Absolute
         .................................... .................................... ....................................
         Brian D. Hlidek                      Principal                            Absolute
         .................................... .................................... ....................................
         James P. Compson                     Principal                            Absolute
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Christian E. Aymond                  Principal                            Absolute
         .................................... .................................... ....................................
         Alexander H. Petro                   Principal                            Absolute
         .................................... .................................... ....................................
         Fort Hill Capital Management         Direct Owner                         Absolute
         .................................... .................................... ....................................

(v) Aronson+Johnson+Ortiz, LP

         The following chart reflects the directors and officers of Aronson, including their business connections, which are of a substantial nature. The address of Aronson is 230 South Broad Street, 20th Floor,
         Philadelphia, Pennsylvania


         19102 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Theodore R. Aronson                  Managing                             Aronson;
                                              Principal;
                                              Limited                              Member of Aronson+Johnson+Ortiz,
                                              Partner;                             LLC
                                              Member of Aronson+ Johnson+ Ortiz,
                                              LLC
         .................................... .................................... ....................................
         Martha E. Ortiz                      Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         Kevin M. Johnson                     Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         Paul E. Dodge                        Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         Stefani Cranston                     Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         Gina Maria N. Moore                  Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         Gregory J. Rogers                    Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         Aronson+Johnson+Ortiz, LLC           General Partner                      Aronson
         .................................... .................................... ....................................
         Joseph F. Dietrick                   Chief Compliance                     Aronson
                                              Officer;            Chief Legal
                                              Officer
         .................................... .................................... ....................................
         Douglas D. Dixon                     Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         Robert B. Wenzinger                  Principal; Limited Partner           Aronson
         .................................... .................................... ....................................

(w)      Bernzott Capital Advisors

         The following chart reflects the directors and officers of Bernzott, including their business connections, which are of a substantial nature. The address of Bernzott is 888 W. Ventura Blvd., Suite B,
         Camarillo, California 93010-8383 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Kevin Bernzott                       Chairman; CEO;                       Bernzott
                                              Compliance Officer
         .................................... .................................... ....................................
         Peter F. Banks                       President;                           Bernzott
                                              Chief Investment Officer
         .................................... .................................... ....................................
         Dale A. Eucker                       Director                             Bernzott
         .................................... .................................... ....................................
         Randall A. Schouten                  Director                             Bernzott
         .................................... .................................... ....................................
         Priscilla A. Olsen                   Director                             Bernzott
         .................................... .................................... ....................................
         Peter D. Demartino                   Director                             Bernzott
         .................................... .................................... ....................................
         Thomas A. Derse                      Chief Financial Officer              Bernzott
         .................................... .................................... ....................................
         Kathleen A. Loretto                  Director                             Bernzott
         .................................... .................................... ....................................
         Bernzott Capital Advisors  Profit    Shareholder                          Bernzott
         Sharing Plan
         .................................... .................................... ....................................
         Margaret A. Schouten                 Director                             Bernzott
         .................................... .................................... ....................................

(x) Contravisory Research & Management Corp.

         The   following   chart   reflects  the   directors   and  officers  of
         Contravisory,  including  their  business  connections,  which are of a substantial  nature.  The address of  Contravisory  is 99 Derby Street,
         Suite 302, Hingham, Massachusetts 02043 and, unless otherwise indicated
         below,  that address is the principal  business  address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         George E. Noonan, Jr.                President                            Contravisory
         .................................... .................................... ....................................
         William M. Noonan                    Vice President                       Contravisory
         .................................... .................................... ....................................
         Philip A. Noonan                     Vice President                       Contravisory
         .................................... .................................... ....................................

(y) Grantham, Mayo, Van Otterloo & Co., LLC


         The following chart reflects the directors and officers of GMO, including their business connections, which are of a substantial nature. The address of GMO is 40 Rowes Wharf, Boston, Massachusetts
         02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Robert J. Grantham                   Founding                             GMO
                                              Member;
                                              GMO, LLC Board Chairman
         .................................... .................................... ....................................
         Scott E. Eston                       Member; Chief Financial Officer      GMO
         .................................... .................................... ....................................
         Richard A. Mayo                      Capital Member                       GMO
         .................................... .................................... ....................................
         Eyk A.D.M. Van Otterloo              Founding                             GMO
                                              Member;                       GMO,
                                              LLC Board Member
         .................................... .................................... ....................................
         John W. Rosenblum                    Member;                              GMO
                                              GMO, LLC Board Member
         .................................... .................................... ....................................
         Christopher Darnell                  Member; GMO, LLC Board Member;       GMO
                                              Investment Director
         .................................... .................................... ....................................
         Jon L. Hagler                        Member;                              GMO
                                              GMO, LLC Board Member
         .................................... .................................... ....................................
         Arjun Divecha                        Member; GMO, LLC Board Member;       GMO
                                              Executive Committee
         .................................... .................................... ....................................
         William Nemerever                    Member; Investment Director          GMO
         .................................... .................................... ....................................
         Ann M. Spruill                       Member; GMO, LLC Board Member;       GMO
                                              Executive Committee; Investment
                                              Director
         .................................... .................................... ....................................
         Thomas F. Cooper                     Member; Investment Director          GMO
         .................................... .................................... ....................................
         Anthony Ryan                         Member; Executive Committee          GMO
         .................................... .................................... ....................................
         Benjamin Inker                       Member; Executive Committee;         GMO
                                              Investment Director
         .................................... .................................... ....................................
         Julie L. Perniola                    Compliance Officer                   GMO
         .................................... .................................... ....................................
         Robert M. Soucy                      Member; Investment Director          GMO
         .................................... .................................... ....................................
         Kirk Ott                             Member; Investment Director          GMO
         .................................... .................................... ....................................
         Edmond G. Choi                       Member; Investment Director          GMO
         .................................... .................................... ....................................

(z) Horizon Asset Management, Inc.

         The following chart reflects the directors and officers of Horizon, including their business connections, which are of a substantial nature. The address of Horizon is 470 Park Avenue South, 4th Floor
         South, New York, New York 10016 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Denise M. Kashey                     Director                             Horizon
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Steven Bregman                       Director; President                  Horizon
         .................................... .................................... ....................................
         Peter Doyle                          Director; Vice President;            Horizon
                                              Secretary
         .................................... .................................... ....................................
         Thomas C. Ewing                      Director                             Horizon
         .................................... .................................... ....................................
         Andrew M. Fishman                    Director of                          Horizon
                                              Compliance;               General
                                              Counsel
         .................................... .................................... ....................................
         John Meditz                          Vice Chairman; Director              Horizon
         .................................... .................................... ....................................
         Murray Stahl                         Chairman; Treasurer                  Horizon
         .................................... .................................... ....................................

(aa) Kinetics Asset Management, Inc.


         The following chart reflects the directors and officers of Kinetics, including their business connections, which are of a substantial nature. The address of Kinetics is 16 New Broadway, Sleepy Hollow, New
         York 10591 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Bruce P. Abel                        Director; Secretary                  Kinetics
         .................................... .................................... ....................................
         Lawrence P. Doyle                    Chairman                             Kinetics
         .................................... .................................... ....................................
         Peter Doyle                          President; CEO;                      Kinetics
                                              Director;              Chief
                                              Investment Strategist
         .................................... .................................... ....................................
         Andrew M. Fishman                    Director of Compliance               Kinetics
         .................................... .................................... ....................................
         Leonid Polyakov                      Director; CFO                        Kinetics
         .................................... .................................... ....................................
         James G. Doyle                       Director; Chief Counsel              Kinetics
         .................................... .................................... ....................................
         Frank Costa                          Shareholder                          Kinetics
         .................................... .................................... ....................................
         Kinetics Voting Trust                Trust is Shareholder                 Kinetics
         .................................... .................................... ....................................
         Susan C. Conway                      Shareholder                          Kinetics
         .................................... .................................... ....................................
         Karen & Larry Doyle Irrevocable      Shareholder                          Kinetics
         Trust
         .................................... .................................... ....................................
         Karen Doyle Trust                    Shareholder                          Kinetics
         .................................... .................................... ....................................
         Lawrence Doyle Trust                 Shareholder                          Kinetics
         .................................... .................................... ....................................

(bb) Loomis, Sayles & Company, L.P.

         The following chart reflects the directors and officers of Loomis, including their business connections, which are of a substantial nature. The address of Loomis is One Financial Center, Boston,
         Massachusetts 02111-2621 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Loomis, Sayles & Company, Inc.       General Partner of Registrant        Loomis
         ("LSCI")
         .................................... .................................... ....................................
         IXIS Asset Management North          Limited Partner of Registrant;       Loomis; Shareholder of IXIS AM
         America, L.P. ("IXIS AM NA")         Shareholder (IXIS AM Holdings)       Holdings
         .................................... .................................... ....................................
         Robert J. Blanding                   Chief Executive Officer of           Loomis
                                              Registrant;
                                              Director of General Partner
         .................................... .................................... ....................................
         Kevin P. Charleston                  Chief Financial Officer of           Loomis
                                              Registrant;
                                              Director of General Partner
         .................................... .................................... ....................................
         Daniel J. Fuss                       Director of General Partner          Loomis
         .................................... .................................... ....................................
         John F. Gallagher                    Director of General Partner          Loomis
         .................................... .................................... ....................................
         Lauriann C. Kloppenburg              Director of General Partner          Loomis
         .................................... .................................... ....................................
         Peter S. Voss                        Director of General Partner          Loomis
         .................................... .................................... ....................................
         John R. Gidman                       Director of General Partner          Loomis
         .................................... .................................... ....................................
         Donald P. Ryan                       Chief Compliance Officer of          Loomis
                                              Registrant
         .................................... .................................... ....................................
         Jaehoon Park                         Director of General Partner          Loomis
         .................................... .................................... ....................................
         Jean S. Loewenberg                   Chief Legal Officer of Registrant;   Loomis
                                              Director of General Partner
         .................................... .................................... ....................................
         Mark E. Smith                        Director of General Partner          Loomis
         .................................... .................................... ....................................
         IXIS Asset Management Holdings,      Shareholder                          LSCI
         LLC ("IXIS AM Holdings")
         .................................... .................................... ....................................
         IXIS Asset Management US, LLC        General Partner                      IXIS AM NA
         ("IXIS AM US LLC")
         .................................... .................................... ....................................


         .................................... .................................... ....................................
         IXIS Asset Management US             Limited                              IXIS AM
         Corporation ("IXIS AM US")           Partner;                             NA;
                                              Member                               IXIS AM US LLC
         .................................... .................................... ....................................
         IXIS Asset Management   ("IXIS AM")  Shareholder of Common Stock          IXIS AM US
         .................................... .................................... ....................................
         Caisse Nationale Des Caisses         Shareholder                          IXIS AM
         D'Epargne ("CNCE")                                                        GROUP;
                                                                                   IXIS AM US
         .................................... .................................... ....................................
         Caisse Des Depots ET Consignations   Shareholder                          CNCE
         ("CDC")
         .................................... .................................... ....................................
         IXIS Asset Management Group          Shareholder                          IXIS AM
         ("IXIS AM GROUP")
         .................................... .................................... ....................................

(cc) Metropolitan West Asset Management, LLC

         The   following   chart   reflects  the   directors   and  officers  of
         Metropolitan,  including  their  business  connections,  which are of a substantial  nature.  The  address of  Metropolitan  is 11766  Wilshire
         Blvd.,  Suite 1580,  Los Angeles,  California  90025-6552  and,  unless otherwise  indicated  below,  that  address is the  principal  business address  of any  company  with which the  directors  and  officers  are connected.

         Name                                 Title                                Business Connection

         .................................... .................................... ....................................
         Metropolitan West                    Member                               Metropolitan
         Financial, LLC
         .................................... .................................... ....................................
         Tad Rivelle                          Member                               Metropolitan
         .................................... .................................... ....................................
         Laird R. Landmann                    Member                               Metropolitan
         .................................... .................................... ....................................
         Scott B. Dubchansky                  Member                               Metropolitan
         .................................... .................................... ....................................
         Richard S. Hollander                 Director; Member                     Metropolitan; Member
                                              of                         MW        of                         MW
                                              Holdings, LLC                        Holdings, LLC
         .................................... .................................... ....................................
         Lara E. Mulpagano                    Chief Operating Officer              Metropolitan
         .................................... .................................... ....................................
         Stephen M. Kane                      Member                               Metropolitan
         .................................... .................................... ....................................
         Joseph D. Hattesohl                  Chief Financial Officer              Metropolitan
         .................................... .................................... ....................................
         David B. Lippman                     Member                               Metropolitan
         .................................... .................................... ....................................
         Anthony C. Scibelli                  Member                               Metropolitan
         .................................... .................................... ....................................
         Patrick A. Moore                     Member                               Metropolitan
         .................................... .................................... ....................................
         Keith T. Kirk                        Chief Compliance Officer             Metropolitan
         .................................... .................................... ....................................
         MW Holdings, LLC                     Interest Owner                       Metropolitan West Financial, LLC
         .................................... .................................... ....................................

(dd) Moody Aldrich Partners, LLC

         The  following  chart  reflects  the  directors  and officers of Moody, including  their  business  connections,  which  are  of a  substantial
         nature.  The  address  of  Moody  is  18  Sewall  Street,   Marblehead,
         Massachusetts 01945 and, unless otherwise indicated below, that address is the  principal  business  address  of any  company  with  which  the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Amory A. Aldrich, Jr.                Member                               Moody
         .................................... .................................... ....................................
         William B. Moody                     Member                               Moody
         .................................... .................................... ....................................
         Robert J. Grantham                   Member                               Moody
         .................................... .................................... ....................................
         Eyk H.A.D.M. Van Otterloo            Member                               Moody
         .................................... .................................... ....................................
         Scott M. Spangler                    Member                               Moody
         .................................... .................................... ....................................
         Michael C. Pierre                    Member                               Moody
         .................................... .................................... ....................................
         Timothy J. Ehrman                    Member                               Moody
         .................................... .................................... ....................................


(ee) Scout Investment Advisors, Inc.


         The following chart reflects the directors and officers of Scout, including their business connections, which are of a substantial nature. The address of Scout is 1010 Grand Blvd., Kansas City, Missouri
         64106 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         James L. Moffett                     Chairman; Director                   Scout
         .................................... .................................... ....................................
         John C. Pauls                        Secretary                            Scout
         .................................... .................................... ....................................
         Manuel A. Andrade                    Director                             Scout
         .................................... .................................... ....................................
         UMB Bank, N.A.                       Shareholder                          Scout
         .................................... .................................... ....................................
         James A. Reed                        Director; Vice President             Scout
         .................................... .................................... ....................................
         Edward J. McShane                    Director                             Scout
         .................................... .................................... ....................................
         Gary W. Dicenzo                      Senior Vice President                Scout
         .................................... .................................... ....................................
         Bradley S. Kastler                   Chief Compliance Officer             Scout
         .................................... .................................... ....................................
         William B. Greiner                   President; Chief Executive           Scout
                                              Officer; Chief Investment Officer
         .................................... .................................... ....................................
         Joseph J. Gazzoli                    Director                             Scout
         .................................... .................................... ....................................
         UMB Financial Corporation            Shareholder                          UMB Bank, N.A.
         .................................... .................................... ....................................

(ff) SSI Investment Management, Inc.

         The following chart reflects the directors and officers of SSI, including their business connections, which are of a substantial nature. The address of SSI is 357 N Canon Drive, Beverly Hills,
         California 90210 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         John D. Gottfurcht                   President                            SSI
         .................................... .................................... ....................................
         Amy J. Gottfurcht                    Chairman; CEO; Secretary             SSI
         .................................... .................................... ....................................
         George M. Douglas                    Vice                                 SSI
                                              President;
                                              Chief Investment Officer
         .................................... .................................... ....................................
         Syed F. Mehdi                        CCO;                                 SSI
                                              Vice President Human Resources
         .................................... .................................... ....................................
         David W. Rosenfelder                 Vice                                 SSI
                                              President;
                                              Senior Portfolio Analyst
         .................................... .................................... ....................................

(gg)     TT International Investment Management

         The  following   chart  reflects  the  directors  and  officers  of  TT
         International,  including  their business  connections,  which are of a substantial  nature. The address of TT International is Martin House, 5
         Martin Lane,  London,  United  Kingdom EC4R 0DP and,  unless  otherwise indicated below, that address is the principal  business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Timothy A. Tacchi                    Senior General Partner               TT International
         .................................... .................................... ....................................
         Alexander S.M. Carswell              General Partner; Finance & Admin     TT International
         .................................... .................................... ....................................
         Mark S. Williams                     General                              TT International
                                              Partner;
                                              Marketing & Client Servicing
         .................................... .................................... ....................................
         David J.S. Burnett                   Managing Partner (General)           TT International
         .................................... .................................... ....................................
         John D. Hobson                       General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Dean L. Smith                        General Partner                      TT International
         .................................... .................................... ....................................
         Martin A.F. Shenfield                General Partner                      TT International
         .................................... .................................... ....................................
         Samuel A. Allison                    General                              TT International
                                              Partner;
                                              Chief Compliance Officer
         .................................... .................................... ....................................
         Richard W. Simpson                   General Partner; Head of IT          TT International
         .................................... .................................... ....................................
         Pauline S. Pong                      General Partner                      TT International
         .................................... .................................... ....................................


         .................................... .................................... ....................................
         Douglas E. Sankey                    General Partner                      TT International
         .................................... .................................... ....................................
         Margaret A. Leach                    General                              TT International
                                              Partner;
                                              Chief Financial Officer
         .................................... .................................... ....................................
         Martin A. Pluck                      General Partner                      TT International
         .................................... .................................... ....................................
         Patrick E. Deane                     General Partner                      TT International
         .................................... .................................... ....................................
         Mark H. Eady                         General Partner                      TT International
         .................................... .................................... ....................................
         Nicholas B. Bluffield                General Partner; Macro Trading       TT International
         .................................... .................................... ....................................
         Anthony J. Moorhouse                 General Partner; Head of Trading     TT International
         .................................... .................................... ....................................
         Roger S. Bernheim                    General Partner                      TT International
         .................................... .................................... ....................................
         Lars J. Nielsen                      General Partner                      TT International
         .................................... .................................... ....................................
         Helen B. Marsden                     General Partner                      TT International
         .................................... .................................... ....................................
         Andrew D. Raikes                     General Partner                      TT International
         .................................... .................................... ....................................
         Gawain M. Barnard                    General Partner                      TT International
         .................................... .................................... ....................................
         Jonathan P. Bolton                   General Partner                      TT International
         .................................... .................................... ....................................
         Peter N. Robson                      General Partner                      TT International
         .................................... .................................... ....................................

(hh) TWIN Capital Management, Inc.

         The following chart reflects the directors and officers of TWIN, including their business connections, which are of a substantial nature. The address of TWIN is 3244 Washington Road, Suite 202,
         McMurray, Pennsylvania 15317-3153 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Geoffrey Gerber                      President; CIO                       TWIN
         .................................... .................................... ....................................
         James D. Drake                       Controller;                          TWIN
                                              Chief Compliance Officer
         .................................... .................................... ....................................

(ii) Yacktman Asset Management Co.

         The following chart reflects the directors and officers of Yacktman, including their business connections, which are of a substantial nature. The address of Yacktman is 1110 Lake Cook Road, Suite 385,
         Buffalo Grove, Illinois 60089 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Donald A. Yacktman                   President; Secretary; Treasurer;     Yacktman
                                              Chief Compliance Officer
         .................................... .................................... ....................................
          Ronald W. Ball                      Senior Vice President                Yacktman
         .................................... .................................... ....................................
         Stephen A. Yacktman                  Vice President                       Yacktman
         .................................... .................................... ....................................

(jj) Merk Investments, LLC

         The following chart reflects the directors and officers of Merk, including their business connections, which are of a substantial nature. The address of Merk is 555 Bryant Avenue, Palo Alto, CA
         94301and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Axel Merk                            President                            Merk
         .................................... .................................... ..................................
         Kimberly Schuster                    Chief Compliance Officer             Merk
         .................................... .................................... ..................................

(kk) Dover Corporate Responsibility Management LLC

         The following chart reflects the directors and officers of Dover, including their business connections, which are of a substantial nature. The address of Dover is 140 Greenwich Avenue, Greenwich, CT
         06830 and,  unless  otherwise


         indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Richard M. Fuscone                   Chairman                             Dover
         .................................... .................................... ..................................
         Michael P. Castine                   President                            Dover
         .................................... .................................... ..................................
         Christopher J. Wolfe                 Director of Research                 Dover
         .................................... .................................... ..................................

ITEM 27.  PRINCIPAL UNDERWRITERS

(a)  Foreside  Fund  Services,   LLC,   Registrant's   underwriter,   serves  as
     underwriter for the following  investment  companies  registered  under the
     Investment Company Act of 1940, as amended:

         American Beacon Funds                                   Henderson Global Funds
         Bridgeway Funds                                         ICM Series Trust
         Century Capital Management Trust                        Monarch Funds
         Forum Funds                                             Sound Shore Fund, Inc.
         Wintergreen Fund. Inc.

(b) The following are officers of Foreside Fund Services, LLC, the Registrant's underwriter. Their business address is Two Portland Square, First Floor,
     Portland, Maine 04101.

         Name                                      Position with Underwriter           Position with Registrant
         ..................................... .................................. ...................................
         Simon D. Collier                      Managing Director                  President (Principal Executive
                                                                                  Officer)
         ..................................... .................................. ...................................
         Carl A. Bright                        President & Treasurer              Principal Financial Officer
         ..................................... .................................. ...................................
         Nanette K. Chern                      Vice President & Secretary         AML Officer
         ..................................... .................................. ...................................
         Richard J. Berthy                     Vice President & Assistant         None
                                               Treasurer
         ..................................... .................................. ...................................
         Mark A. Fairbanks                     Vice President & Assistant         None
                                               Secretary
         .................................... .................................... ...................................

(c)  Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Citigroup Fund Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29. MANAGEMENT SERVICES

     Not Applicable.

ITEM 30. UNDERTAKINGS

     None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on October 31, 2005.



                                             FORUM FUNDS


                                             By: /S/ SIMON D. COLLIER
                                                 -------------------------------
                                                 Simon D. Collier, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on October 31, 2005.


(a)      Principal Executive Officer

         /S/ SIMON D. COLLIER
         --------------------
         Simon D. Collier
         President

(b)      Principal Financial Officer

         /S/ CARL A. BRIGHT
         ------------------
         Carl A. Bright
         Principal Financial Officer

(c) A majority of the Trustees

         John Y. Keffer, Trustee
         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By:  /S/ DAVID M. WHITAKER
              ---------------------
         David M. Whitaker
         Attorney in fact*

     *Pursuant to powers of attorney filed as Other Exhibits (A) to this Registration Statement.

                                  EXHIBIT LIST

Exhibit (i) Opinion and Consent of Counsel


Exhibit (j) Consent of Independent Auditors